UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5962

Name of Registrant:	Vanguard Variable Insurance Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1:	Schedule of Investments

Vanguard Variable Insurance Fund-Money Market Portfolio Schedule of Investments September 30, 2006
	Yield*	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Agency Obligations (9.3%)

1 Federal Home Loan Bank	5.222%	11/29/2006	4,771	4,731
1 Federal Home Loan Bank	5.220%	12/1/2006	3,038	3,011
1 Federal Home Loan Bank	5.223%	12/8/2006	1,298	1,285
1 Federal Home Loan Bank	5.215%	12/15/2006	7,000	6,925
1,2 Federal Home Loan Bank	5.230%	12/19/2006	5,000	4,997
1 Federal Home Loan Mortgage Corp.	5.243%	10/6/2006	2,196	2,195
1 Federal Home Loan Mortgage Corp.	5.289%	10/24/2006	6,570	6,548
1 Federal Home Loan Mortgage Corp.	5.300%	11/1/2006	2,388	2,377
1 Federal Home Loan Mortgage Corp.	5.209%	11/20/2006	3,300	3,276
1 Federal Home Loan Mortgage Corp.	5.217%	11/28/2006	3,705	3,674
1 Federal Home Loan Mortgage Corp.	5.222%-5.227%	12/5/2006	11,624	11,516
1 Federal Home Loan Mortgage Corp.	5.228%	12/11/2006	2,500	2,475
1 Federal Home Loan Mortgage Corp.	5.229%	12/12/2006	2,000	1,979
1 Federal Home Loan Mortgage Corp.	5.218%	12/19/2006	5,000	4,944
1 Federal National Mortgage Assn	5.365%	10/4/2006	13,569	13,563
1 Federal National Mortgage Assn	5.215%	11/15/2006	1,330	1,321
1 Federal National Mortgage Assn	5.222%-5.226%	11/22/2006	2,888	2,867
1 Federal National Mortgage Assn	5.218%-5.226%	11/29/2006	15,430	15,300
1 Federal National Mortgage Assn	5.227%	12/6/2006	4,000	3,962
1 Federal National Mortgage Assn	5.208%-5.223%	12/13/2006	18,953	18,755
1 Federal National Mortgage Assn	5.207%	12/20/2006	5,000	4,943

Total U.S. Agency Obligations
(Cost $120,644)				120,644

Commercial Paper (36.7%)

Bank Holding Companies (1.5%)
HSBC USA, Inc.	5.425%	10/23/2006	1,000	997
HSBC USA, Inc.	5.360%	3/19/2007	15,000	14,632
State Street Corp.	5.402%	10/26/2006	3,000	2,989

				18,618

Finance—Automobiles (1.9%)
DaimlerChrysler Rev. Auto Conduit LLC 1	5.320%	10/27/2006	2,639	2,629
DaimlerChrysler Rev. Auto Conduit LLC 1	5.322%	10/30/2006	3,790	3,774
DaimlerChrysler Rev. Auto Conduit LLC 1	5.319%	11/17/2006	1,634	1,623
DaimlerChrysler Rev. Auto Conduit LLC 1	5.340%	12/4/2006	1,000	991
DaimlerChrysler Rev. Auto Conduit LLC 1	5.340%	12/5/2006	1,000	991
DaimlerChrysler Rev. Auto Conduit LLC 1	5.341%	12/8/2006	3,000	2,970
Toyota Motor Credit Corp.	5.443%	10/11/2006	2,000	1,997
Toyota Motor Credit Corp.	5.412%	10/30/2006	4,000	3,983
Toyota Motor Credit Corp.	5.422%	11/2/2006	1,000	995
Toyota Motor Credit Corp.	5.330%	11/20/2006	2,000	1,985
Toyota Motor Credit Corp.	5.319%	12/18/2006	2,000	1,977

				23,915

Finance—Other (7.3%)
3 Cafco, LLC	5.297%	10/25/2006	1,000	997
3 Cafco, LLC	5.376%	11/13/2006	6,000	5,962
3 Cafco, LLC	5.336%	12/15/2006	2,000	1,978
3 CRC Funding, LLC	5.327%	12/1/2006	2,000	1,982
3 CRC Funding, LLC	5.336%	12/15/2006	1,000	989
General Electric Capital Corp.	5.432%	10/5/2006	1,900	1,899
General Electric Capital Corp.	5.348%	10/10/2006	1,600	1,598
General Electric Capital Corp.	5.322%	10/23/2006	1,154	1,150
General Electric Capital Corp.	5.391%	11/2/2006	12,000	11,943
General Electric Capital Corp.	5.319%	11/30/2006	9,000	8,921
General Electric Capital Corp.	5.359%	3/14/2007	5,000	4,881
3 GovCo Inc.	5.465%-5.467%	10/10/2006	8,000	7,989
3 GovCo Inc.	5.436%	10/23/2006	5,000	4,984
3 GovCo Inc.	5.454%	10/25/2006	900	897
3 GovCo Inc.	5.341%	12/5/2006	1,000	990
3 GovCo Inc.	5.341%	12/12/2006	1,000	990
3 GovCo Inc.	5.341%	12/18/2006	1,000	989
3 Liberty Street Funding Corp.	5.305%	10/27/2006	2,000	1,992
3 Liberty Street Funding Corp.	5.321%	12/26/2006	1,500	1,481
3 Old Line Funding LLC	5.292%	10/17/2006	1,000	998
3 Old Line Funding LLC	5.297%	10/25/2006	1,000	996
3 Old Line Funding LLC	5.299%	10/26/2006	1,000	996
3 Old Line Funding LLC	5.300%	10/27/2006	10,000	9,962
3 Old Line Funding LLC	5.296%-5.308%	11/1/2006	4,857	4,835
3 Park Avenue Receivables Corp., LLC	5.301%	10/17/2006	2,000	1,995
3 Park Avenue Receivables Corp., LLC	5.293%	10/18/2006	10,000	9,975
3 Park Avenue Receivables Corp., LLC	5.297%	10/26/2006	1,000	996
3 Variable Funding Capital Co., LLC	5.294%	10/20/2006	1,500	1,496

				94,861

Foreign Banks (16.6%)
ABN-AMRO NA Finance Inc.	5.392%	11/3/2006	2,000	1,990
ABN-AMRO NA Finance Inc.	5.320%	12/6/2006	3,500	3,466
ABN-AMRO NA Finance Inc.	5.299%	3/22/2007	2,500	2,438
ANZ (Delaware) Inc.	5.328%	10/10/2006	1,000	999
ANZ (Delaware) Inc.	5.419%	10/18/2006	2,000	1,995
ANZ (Delaware) Inc.	5.320%	12/6/2006	1,700	1,684
ANZ (Delaware) Inc.	5.330%	12/7/2006	5,500	5,446
CBA (Delaware) Finance Inc.	5.455%	10/6/2006	4,500	4,497
CBA (Delaware) Finance Inc.	5.454%	10/23/2006	4,000	3,987
CBA (Delaware) Finance Inc.	5.434%	10/24/2006	9,000	8,969
CBA (Delaware) Finance Inc.	5.338%	11/24/2006	13,000	12,897
3 Danske Corp.	5.427%-5.430%	10/19/2006	3,781	3,771
3 Danske Corp.	5.427%	11/6/2006	10,000	9,947
3 Danske Corp.	5.320%	12/1/2006	6,000	5,947
3 Danske Corp.	5.322%	12/7/2006	5,000	4,951
3 Danske Corp.	5.317%	12/21/2006	10,000	9,882
Dexia Delaware LLC	5.431%	10/16/2006	1,500	1,497
Dexia Delaware LLC	5.440%	10/27/2006	4,100	4,084
Dexia Delaware LLC	5.336%-5.350%	11/21/2006	7,100	7,047
Dexia Delaware LLC	5.319%	11/30/2006	6,000	5,948
HBOS Treasury Services PLC	5.445%	10/26/2006	4,000	3,985
HBOS Treasury Services PLC	5.398%	11/1/2006	4,208	4,189
HBOS Treasury Services PLC	5.336%	12/6/2006	2,000	1,981
ING (U.S.) Funding LLC	5.336%	11/27/2006	1,000	992
Lloyds TSB Bank PLC	5.308%	10/13/2006	5,500	5,490
Nordea North America Inc.	5.453%	10/18/2006	1,200	1,197
Nordea North America Inc.	5.319%	11/30/2006	1,500	1,487
Nordea North America Inc.	5.330%	12/7/2006	4,000	3,961
Santander Central Hispano Finance (Delaware) Inc.	5.312%	10/17/2006	2,000	1,995
Santander Central Hispano Finance (Delaware) Inc.	5.391%	11/6/2006	1,000	995
Santander Central Hispano Finance (Delaware) Inc.	5.335%	12/14/2006	4,000	3,957
Societe Generale N.A. Inc.	5.328%	10/10/2006	2,000	1,997
Societe Generale N.A. Inc.	5.450%	10/11/2006	1,300	1,298
Societe Generale N.A. Inc.	5.454%	10/12/2006	5,000	4,992
Societe Generale N.A. Inc.	5.435%	11/1/2006	2,500	2,488
Societe Generale N.A. Inc.	5.349%	11/17/2006	1,329	1,320
Societe Generale N.A. Inc.	5.305%	3/22/2007	9,000	8,778
Svenska Handelsbanken, Inc.	5.457%	10/10/2006	11,000	10,985
Svenska Handelsbanken, Inc.	5.354%	10/17/2006	1,969	1,964
Svenska Handelsbanken, Inc.	5.345%	11/27/2006	5,000	4,958
UBS Finance (Delaware), LLC	5.455%	10/6/2006	5,000	4,996
UBS Finance (Delaware), LLC	5.454%	10/12/2006	2,000	1,997
UBS Finance (Delaware), LLC	5.449%	10/13/2006	3,000	2,995
UBS Finance (Delaware), LLC	5.318%	10/24/2006	3,200	3,189
3 Westpac Banking Corp.	5.453%	10/5/2006	3,000	2,998
3 Westpac Banking Corp.	5.439%	10/17/2006	8,000	7,981
3 Westpac Banking Corp.	5.393%	11/8/2006	3,000	2,983
3 Westpac Banking Corp.	5.320%	12/5/2006	8,000	7,924
3 Westpac Banking Corp.	5.330%	12/6/2006	3,000	2,971
3 Westpac Banking Corp.	5.333%	12/11/2006	5,000	4,948
3 Westpac Banking Corp.	5.302%	2/20/2007	1,000	980
3 Westpac Trust Securities NZ Ltd.	5.393%	11/8/2006	1,000	994

				215,407

Foreign Finance Other (2.9%)
3 IXIS Commercial Paper Corp.	5.288%-5.298%	10/25/2006	4,700	4,684
3 IXIS Commercial Paper Corp.	5.299%	10/26/2006	1,000	996
3 IXIS Commercial Paper Corp.	5.330%	11/27/2006	2,000	1,983
3 IXIS Commercial Paper Corp.	5.316%	12/20/2006	4,500	4,448
3 IXIS Commercial Paper Corp.	5.316%	3/22/2007	1,000	975
3 IXIS Commercial Paper Corp.	5.298%	3/26/2007	2,000	1,950
3 KFW International Finance Inc.	5.397%	10/10/2006	9,000	8,988
3 KFW International Finance Inc.	5.388%	10/17/2006	2,000	1,995
3 KFW International Finance Inc.	5.280%	12/1/2006	7,000	6,938
Oesterreichische Kontrollbank AG	5.357%	2/16/2007	4,000	3,920

				36,877

Foreign Government (1.2%)
Export Development Canada	5.396%	10/24/2006	4,000	3,986
Export Development Canada	5.396%	10/25/2006	2,000	1,993
Export Development Canada	5.394%	10/30/2006	10,000	9,957

				15,936

Foreign Industrial (4.1%)
3 Nestle Capital Corp.	5.398%	10/10/2006	2,250	2,247
3 Nestle Capital Corp.	5.423%	10/11/2006	3,300	3,295
3 Nestle Capital Corp.	5.303%	10/26/2006	2,619	2,610
3 Nestle Capital Corp.	5.348%	11/2/2006	1,000	995
3 Nestle Capital Corp.	5.319%	11/13/2006	4,000	3,975
3 Nestle Capital Corp.	5.308%-5.319%	11/14/2006	18,000	17,885
3 Nestle Capital Corp.	5.277%-5.283%	2/22/2007	1,000	979
3 Total Capital	5.398%-5.403%	10/17/2006	15,000	14,964
3 Total Capital	5.351%	11/7/2006	6,000	5,967

				52,917

Industrial (1.2%)
Chevron Funding Corp.	5.297%	12/8/2006	1,000	990
3 Wal-Mart Stores, Inc.	5.308%	11/21/2006	14,180	14,075
3 Wal-Mart Stores, Inc.	5.320%	11/27/2006	1,000	992

				16,057

Total Commercial Paper
(Cost $474,588)				474,588

Certificates of Deposit (21.0%)

Certificates of Deposit—U.S. Banks (1.2%)

HSBC Bank USA, N.A	5.380%	11/9/2006	10,000	10,000
SunTrust Bank	5.400%	10/23/2006	5,000	5,000

				15,000

Yankee Certificates of Deposit—U.S. Branches (19.8%)
Abbey National Treasury Services PLC (Stamford Branch)	5.430%	10/17/2006	6,000	6,000
Australia & New Zealand Banking Group Ltd.(New York
Branch)	5.430%	10/13/2006	3,000	3,000
Australia & New Zealand Banking Group Ltd.(New York
Branch)	5.420%	10/24/2006	5,000	5,000
Bank of Montreal (Chicago Branch)	5.450%	10/20/2006	9,500	9,500
Bank of Montreal (Chicago Branch)	5.450%	10/31/2006	5,000	5,000
Bank of Montreal (Chicago Branch)	5.330%	12/20/2006	6,000	6,000
Bank of Nova Scotia (Portland Branch)	5.460%	10/24/2006	3,000	3,000
Barclays Bank PLC (New York Branch)	5.450%	10/16/2006	7,500	7,500
Barclays Bank PLC (New York Branch)	5.480%	10/20/2006	1,400	1,400
Barclays Bank PLC (New York Branch)	5.350%	11/20/2006	12,000	12,000
BNP Paribas (New York Branch)	5.440%	10/19/2006	1,500	1,500
BNP Paribas (New York Branch)	5.345%	11/24/2006	12,000	12,000
BNP Paribas (New York Branch)	5.330%	12/8/2006	12,000	12,000
BNP Paribas (New York Branch)	5.330%	12/13/2006	5,000	5,000
BNP Paribas (New York Branch)	5.340%	12/19/2006	8,000	8,000
Calyon (New York Branch)	4.515%	10/18/2006	3,000	2,999
Deutsche Bank AG (New York Branch)	4.500%	10/12/2006	1,200	1,200
Deutsche Bank AG (New York Branch)	5.300%	3/29/2007	10,000	10,000
Dexia Credit Local S.A. (New York Branch)	5.430%	10/10/2006	2,300	2,300
Dexia Credit Local S.A. (New York Branch)	5.440%	10/26/2006	2,000	2,000
Dexia Credit Local S.A. (New York Branch)	5.440%	10/27/2006	8,000	8,000
Dexia Credit Local S.A. (New York Branch)	5.390%	11/6/2006	4,000	4,000
Fortis Bank NV-SA (New York Branch)	4.500%	10/19/2006	2,870	2,868
Fortis Bank NV-SA (New York Branch)	5.470%	10/24/2006	3,000	3,000
Fortis Bank NV-SA (New York Branch)	5.430%	10/27/2006	4,000	4,000
Fortis Bank NV-SA (New York Branch)	5.390%	11/8/2006	1,500	1,500
Fortis Bank NV-SA (New York Branch)	5.330%	12/6/2006	4,000	4,000
Fortis Bank NV-SA (New York Branch)	5.320%	12/21/2006	10,000	10,000
HBOS Treasury Services PLC (New York Branch)	5.140%	10/19/2006	2,775	2,774
HBOS Treasury Services PLC (New York Branch)	4.810%	12/7/2006	2,000	1,997
HSH Nordbank AG (New York Branch)	5.410%	10/2/2006	2,000	2,000
HSH Nordbank AG (New York Branch)	5.315%	10/18/2006	5,000	5,000
Landesbank Baden-Wuerttemberg (New York Branch)	5.320%	10/23/2006	12,000	12,000
Landesbank Baden-Wuerttemberg (New York Branch)	5.330%	12/1/2006	6,000	6,000
Nordea Bank Finland PLC (New York Branch)	5.440%	10/11/2006	2,500	2,500
Rabobank Nederland (New York Branch)	4.757%	11/28/2006	1,000	999
Royal Bank of Canada (New York Branch)	5.425%	11/1/2006	8,000	8,000
Royal Bank of Scotland PLC (New York Branch)	5.420%	10/10/2006	8,000	8,000
Royal Bank of Scotland PLC (New York Branch)	5.420%	10/25/2006	17,000	17,000
Royal Bank of Scotland PLC (New York Branch)	5.330%	12/12/2006	8,000	8,000
Svenska Handelsbanken, AB (New York Branch)	5.460%	10/16/2006	4,000	4,000
Svenska Handelsbanken, AB (New York Branch)	5.335%	12/6/2006	3,000	3,000
Svenska Handelsbanken, AB (New York Branch)	5.340%	12/19/2006	5,000	5,000
Svenska Handelsbanken, AB (New York Branch)	5.320%	12/20/2006	7,000	7,000
Svenska Handelsbanken, AB (New York Branch)	5.335%	12/20/2006	1,600	1,600
Toronto Dominion Bank (New York Branch)	5.100%	10/4/2006	1,000	1,000
UBS AG (Stamford Branch)	5.020%	2/13/2007	7,800	7,785

				256,422

Total Certificates of Deposit
(Cost $271,422)				271,422

Eurodollar Certificates of Deposit (20.9%)

ABN-AMRO Bank NV	5.430%	10/10/2006	11,000	11,000
ABN-AMRO Bank NV	5.335%	11/24/2006	7,000	7,000
ABN-AMRO Bank NV	5.300%	3/27/2007	8,000	8,000
Australia & New Zealand Banking Group, Ltd	5.430%	10/10/2006	2,000	2,000
Bank of Nova Scotia	5.335%	12/5/2006	12,000	12,000
Bank of Nova Scotia	5.330%	12/7/2006	12,000	12,000
Bank of Nova Scotia	5.340%	12/19/2006	8,000	8,000
Barclays Bank PLC	5.437%	10/10/2006	7,000	7,000
Barclays Bank PLC	5.362%	11/24/2006	2,000	2,000
Credit Agricole S.A	5.460%	10/16/2006	2,000	2,000
Credit Agricole S.A	5.475%	10/23/2006	5,000	5,000
Credit Agricole S.A	5.435%	11/6/2006	12,000	12,000
Credit Agricole S.A	5.355%	11/30/2006	6,000	6,000
Credit Agricole S.A	5.335%	12/13/2006	10,000	10,000
Deutsche Bank AG	5.330%	10/18/2006	5,000	5,000
Deutsche Bank AG	5.465%	10/23/2006	5,000	5,000
Deutsche Bank AG	5.370%	11/16/2006	6,000	6,000
Deutsche Bank AG	5.345%	11/24/2006	2,000	2,000
HBOS Treasury Services PLC	5.450%	11/1/2006	12,000	12,000
HBOS Treasury Services PLC	5.380%	11/13/2006	5,000	5,000
HBOS Treasury Services PLC	5.340%	12/7/2006	5,000	5,000
HBOS Treasury Services PLC	5.350%	12/18/2006	7,000	7,000
HSBC Bank PLC	5.475%	10/23/2006	2,000	2,000
HSBC Bank PLC	5.445%	10/26/2006	2,000	2,000
HSBC Bank PLC	5.440%	10/27/2006	1,000	1,000
HSBC Bank PLC	5.440%	11/6/2006	1,000	1,000
ING Bank N.V	5.435%	10/10/2006	1,000	1,000
ING Bank N.V	5.430%	11/6/2006	14,000	14,000
ING Bank N.V	5.350%	12/1/2006	14,000	14,000
ING Bank N.V	5.330%	12/14/2006	6,000	6,000
Landesbank Hessen-Thueringen	5.350%	12/7/2006	5,000	5,000
Landesbank Hessen-Thueringen	5.350%	12/13/2006	8,000	8,000
Lloyds TSB Bank PLC	5.420%	10/26/2006	21,000	21,000
Lloyds TSB Bank PLC	5.320%	12/11/2006	10,000	10,000
Lloyds TSB Bank PLC	5.300%	3/16/2007	8,000	8,000
National Australia Bank Ltd.	5.330%	11/24/2006	5,000	5,000
National Australia Bank Ltd.	5.330%	12/5/2006	5,000	5,000
Societe Generale	5.465%	10/10/2006	5,000	5,000
Societe Generale	5.375%	11/16/2006	2,000	2,000
Societe Generale	5.330%	12/13/2006	8,000	8,000
Societe Generale	5.300%	3/1/2007	2,000	2,000

Total Eurodollar Certificates of Deposit
(Cost $271,000)				271,000

Other Notes (3.4%)

Bank of America, N.A	5.455%	10/6/2006	2,000	2,000
Bank of America, N.A	5.460%	10/10/2006	5,500	5,500
Bank of America, N.A	5.320%	10/11/2006	3,000	3,000
Bank of America, N.A	5.445%	10/16/2006	5,000	5,000
Bank of America, N.A	5.350%	11/16/2006	8,000	8,000
Bank of America, N.A	5.345%	11/27/2006	5,000	5,000
Bank of America, N.A	5.330%	12/18/2006	16,000	16,000

Total Other Notes
(Cost $44,500)				44,500

Repurchase Agreements (8.2%)

Banc of America Securities, LLC
(Dated 9/29/2006, Repurchase Value $9,269,000,
collateralized by Federal Home Loan Mortgage Corp.
5.500%, 7/18/2016)	5.320%	10/2/2006	9,265	9,265
Barclays Capital Inc.
(Dated 9/29/2006, Repurchase Value $28,012,000,
collateralized by Federal Home Loan Bank Discount Note,
3/28/2007)	5.330%	10/2/2006	28,000	28,000
Citigroup Global Markets, Inc.
(Dated 9/29/2006, Repurchase Value $8,004,000,
collateralized by U.S. Treasury Note
3.500%, 11/15/2009)	5.350%	10/2/2006	8,000	8,000
Goldman, Sachs & Co.
(Dated 9/29/2006, Repurchase Value $15,007,000,
collateralized by Federal Home Loan Bank Discount Note,
10/13/2006 and Federal National Mortgage Assn.
Discount Note, 11/1/2006)	5.320%	10/2/2006	15,000	15,000
Morgan Stanley & Co., Inc.
(Dated 9/29/2006, Repurchase Value $21,009,000,
collateralized by Federal Home Loan Bank
5.000%, 10/13/2011)	5.320%	10/2/2006	21,000	21,000
UBS Securities LLC
(Dated 9/29/2006, Repurchase Value $25,011,000,
collateralized by Federal National Mortgage Assn.
5.000%, 3/15/2016)	5.350%	10/2/2006	25,000	25,000

Total Repurchase Agreements
(Cost $106,265)				106,265

Total Investments (99.5%)
(Cost $1,288,419)				1,288,419

Other Assets and Liabilities—Net (0.5%)				6,249

Net Assets (100%)				1,294,668

* Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2 Adjustable-rate note.
3 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At September 30, 2006, the aggregate value of these securities was $231,687,000, representing 17.9% of net assets.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Vanguard Variable Insurance Fund-Total Bond Market Index Portfolio Schedule of Investments September 30, 2006
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (67.8%)

U.S. Government Securities (23.9%)
U.S. Treasury Bond	10.375%	11/15/2012	725	768
U.S. Treasury Bond	12.000%	8/15/2013	1,200	1,355
U.S. Treasury Bond	13.250%	5/15/2014	170	206
U.S. Treasury Bond	12.500%	8/15/2014	275	332
U.S. Treasury Bond	11.250%	2/15/2015	2,125	3,091
U.S. Treasury Bond	10.625%	8/15/2015	5,710	8,170
U.S. Treasury Bond	9.875%	11/15/2015	2,100	2,908
U.S. Treasury Bond	7.250%	5/15/2016	410	491
U.S. Treasury Bond	8.750%	5/15/2017	10,000	13,352
U.S. Treasury Bond	8.875%	8/15/2017	2,425	3,276
U.S. Treasury Bond	9.125%	5/15/2018	575	798
U.S. Treasury Bond	9.000%	11/15/2018	275	382
U.S. Treasury Bond	8.875%	2/15/2019	4,325	5,971
U.S. Treasury Bond	8.125%	8/15/2019	3,345	4,411
U.S. Treasury Bond	8.500%	2/15/2020	90	123
U.S. Treasury Bond	8.750%	8/15/2020	1,625	2,267
U.S. Treasury Bond	7.875%	2/15/2021	55	72
U.S. Treasury Bond	8.125%	5/15/2021	85	114
U.S. Treasury Bond	8.000%	11/15/2021	1,220	1,632
U.S. Treasury Bond	7.250%	8/15/2022	210	266
U.S. Treasury Bond	7.625%	11/15/2022	1,140	1,493
U.S. Treasury Bond	7.125%	2/15/2023	1,470	1,846
U.S. Treasury Bond	7.625%	2/15/2025	3,950	5,274
U.S. Treasury Bond	6.875%	8/15/2025	150	187
U.S. Treasury Bond	6.000%	2/15/2026	175	200
U.S. Treasury Bond	6.750%	8/15/2026	7,380	9,160
U.S. Treasury Bond	6.625%	2/15/2027	2,315	2,846
U.S. Treasury Bond	6.375%	8/15/2027	210	252
U.S. Treasury Bond	5.500%	8/15/2028	225	245
U.S. Treasury Bond	5.250%	11/15/2028	110	116
U.S. Treasury Bond	6.125%	8/15/2029	2,730	3,218
U.S. Treasury Bond	6.250%	5/15/2030	4,050	4,866
U.S. Treasury Bond	5.375%	2/15/2031	425	459
U.S. Treasury Note	4.250%	10/31/2007	1,950	1,937
U.S. Treasury Note	4.250%	11/30/2007	14,625	14,520
U.S. Treasury Note	4.375%	12/31/2007	5,475	5,442
U.S. Treasury Note	4.375%	1/31/2008	7,750	7,704
U.S. Treasury Note	3.375%	2/15/2008	3,500	3,434
U.S. Treasury Note	4.625%	2/29/2008	6,400	6,384
U.S. Treasury Note	4.875%	4/30/2008	300	300
U.S. Treasury Note	2.625%	5/15/2008	7,150	6,914
U.S. Treasury Note	3.750%	5/15/2008	875	861
U.S. Treasury Note	5.625%	5/15/2008	25	25
U.S. Treasury Note	4.875%	5/31/2008	5,125	5,134
U.S. Treasury Note	5.125%	6/30/2008	125	126
U.S. Treasury Note	3.125%	9/15/2008	1,175	1,141
U.S. Treasury Note	3.125%	10/15/2008	550	533
U.S. Treasury Note	3.375%	11/15/2008	5,250	5,111
U.S. Treasury Note	4.375%	11/15/2008	5,250	5,216
U.S. Treasury Note	3.250%	1/15/2009	975	945
U.S. Treasury Note	3.000%	2/15/2009	960	925
U.S. Treasury Note	4.500%	2/15/2009	4,450	4,433
U.S. Treasury Note	3.875%	5/15/2009	465	456
U.S. Treasury Note	4.000%	6/15/2009	450	443
U.S. Treasury Note	3.625%	7/15/2009	755	735
U.S. Treasury Note	3.500%	8/15/2009	1,975	1,916
U.S. Treasury Note	3.375%	10/15/2009	6,290	6,070
U.S. Treasury Note	3.500%	12/15/2009	725	701
U.S. Treasury Note	3.625%	1/15/2010	6,240	6,054
U.S. Treasury Note	3.500%	2/15/2010	850	821
U.S. Treasury Note	6.500%	2/15/2010	3,825	4,046
U.S. Treasury Note	4.000%	3/15/2010	125	123
U.S. Treasury Note	3.875%	5/15/2010	1,275	1,245
U.S. Treasury Note	4.125%	8/15/2010	2,220	2,183
U.S. Treasury Note	3.875%	9/15/2010	1,450	1,413
U.S. Treasury Note	4.250%	10/15/2010	160	158
U.S. Treasury Note	4.500%	11/15/2010	360	359
U.S. Treasury Note	4.375%	12/15/2010	1,140	1,130
U.S. Treasury Note	4.250%	1/15/2011	9,725	9,591
U.S. Treasury Note	4.500%	2/28/2011	2,150	2,142
U.S. Treasury Note	4.750%	3/31/2011	575	579
U.S. Treasury Note	4.875%	4/30/2011	750	758
U.S. Treasury Note	4.875%	7/31/2011	1,975	1,998
U.S. Treasury Note	4.875%	2/15/2012	550	558
U.S. Treasury Note	4.375%	8/15/2012	475	470
U.S. Treasury Note	4.000%	11/15/2012	475	460
U.S. Treasury Note	3.875%	2/15/2013	1,525	1,464
U.S. Treasury Note	4.250%	8/15/2013	5,775	5,652
U.S. Treasury Note	4.250%	11/15/2013	285	279
U.S. Treasury Note	4.000%	2/15/2014	3,900	3,750
U.S. Treasury Note	4.750%	5/15/2014	1,125	1,134
U.S. Treasury Note	4.250%	8/15/2014	275	268
U.S. Treasury Note	4.250%	11/15/2014	3,025	2,950

				211,138

Agency Bonds and Notes (10.3%)
Arab Republic of Egypt (U.S. Government Guaranteed)	4.450%	9/15/2015	350	337
1 Federal Farm Credit Bank	3.000%	12/17/2007	275	268
1 Federal Farm Credit Bank	3.375%	7/15/2008	200	194
1 Federal Farm Credit Bank	3.750%	1/15/2009	225	219
1 Federal Farm Credit Bank	4.125%	4/15/2009	175	172
1 Federal Farm Credit Bank	5.375%	7/18/2011	550	561
1 Federal Farm Credit Bank	4.875%	12/16/2015	175	174
1 Federal Farm Credit Bank	5.125%	8/25/2016	100	101
1 Federal Home Loan Bank	4.850%	2/6/2008	1,350	1,346
1 Federal Home Loan Bank	3.375%	2/15/2008	1,000	978
1 Federal Home Loan Bank	4.125%	4/18/2008	3,000	2,961
1 Federal Home Loan Bank	5.125%	6/13/2008	1,000	1,002
1 Federal Home Loan Bank	5.125%	6/18/2008	4,000	4,003
1 Federal Home Loan Bank	3.875%	8/22/2008	4,000	3,922
1 Federal Home Loan Bank	5.800%	9/2/2008	1,500	1,520
1 Federal Home Loan Bank	5.865%	9/2/2008	1,100	1,116
1 Federal Home Loan Bank	5.375%	7/17/2009	375	380
1 Federal Home Loan Bank	3.875%	1/15/2010	500	485
1 Federal Home Loan Bank	4.375%	3/17/2010	600	590
1 Federal Home Loan Bank	7.625%	5/14/2010	1,850	2,012
1 Federal Home Loan Bank	5.750%	5/15/2012	575	599
1 Federal Home Loan Bank	4.500%	11/15/2012	875	856
1 Federal Home Loan Bank	5.125%	8/14/2013	1,725	1,743
1 Federal Home Loan Bank	4.500%	9/16/2013	1,800	1,753
1 Federal Home Loan Bank	5.250%	6/18/2014	150	153
1 Federal Home Loan Bank	5.375%	5/18/2016	550	566
1 Federal Home Loan Bank	5.625%	6/13/2016	75	78
1 Federal Home Loan Bank	5.250%	12/11/2020	250	253
1 Federal Home Loan Mortgage Corp.	5.750%	4/15/2008	2,750	2,779
1 Federal Home Loan Mortgage Corp.	3.875%	6/15/2008	7,000	6,875
1 Federal Home Loan Mortgage Corp.	5.250%	5/21/2009	2,500	2,521
1 Federal Home Loan Mortgage Corp.	6.625%	9/15/2009	1,750	1,832
1 Federal Home Loan Mortgage Corp.	4.750%	1/18/2011	150	149
1 Federal Home Loan Mortgage Corp.	5.875%	3/21/2011	250	258
1 Federal Home Loan Mortgage Corp.	6.000%	6/15/2011	2,200	2,298
1 Federal Home Loan Mortgage Corp.	5.750%	1/15/2012	2,250	2,336
1 Federal Home Loan Mortgage Corp.	5.125%	7/15/2012	1,100	1,110
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/2013	1,150	1,123
1 Federal Home Loan Mortgage Corp.	4.000%	6/12/2013	325	306
1 Federal Home Loan Mortgage Corp.	4.500%	7/15/2013	500	487
1 Federal Home Loan Mortgage Corp.	4.875%	11/15/2013	1,300	1,293
1 Federal Home Loan Mortgage Corp.	5.000%	7/15/2014	3,500	3,512
1 Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	400	486
1 Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	775	948
1 Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	425	493
1 Federal National Mortgage Assn	6.000%	5/15/2008	2,825	2,868
1 Federal National Mortgage Assn	3.875%	7/15/2008	5,500	5,397
1 Federal National Mortgage Assn	4.875%	4/15/2009	750	750
1 Federal National Mortgage Assn	6.625%	9/15/2009	5,060	5,295
1 Federal National Mortgage Assn	7.250%	1/15/2010	3,010	3,220
1 Federal National Mortgage Assn	4.250%	8/15/2010	1,200	1,174
1 Federal National Mortgage Assn	6.250%	2/1/2011	400	418
1 Federal National Mortgage Assn	5.500%	3/15/2011	1,000	1,023
1 Federal National Mortgage Assn	5.375%	11/15/2011	1,000	1,021
1 Federal National Mortgage Assn	6.125%	3/15/2012	1,450	1,532
1 Federal National Mortgage Assn	4.750%	2/21/2013	500	494
1 Federal National Mortgage Assn	4.375%	3/15/2013	750	728
1 Federal National Mortgage Assn	4.625%	5/1/2013	475	461
1 Federal National Mortgage Assn	4.625%	10/15/2013	2,950	2,893
1 Federal National Mortgage Assn	5.000%	3/15/2016	1,425	1,426
1 Federal National Mortgage Assn	5.250%	9/15/2016	250	255
1 Federal National Mortgage Assn	7.125%	1/15/2030	1,425	1,802
1 Federal National Mortgage Assn	7.250%	5/15/2030	300	386
1 Federal National Mortgage Assn	6.625%	11/15/2030	350	421
Private Export Funding Corp.	7.200%	1/15/2010	400	427
State of Israel (U.S. Government Guaranteed)	5.500%	9/18/2023	150	155
State of Israel (U.S. Government Guaranteed)	5.500%	12/4/2023	50	52
State of Israel (U.S. Government Guaranteed)	5.500%	4/26/2024	75	76
1 Tennessee Valley Auth	7.125%	5/1/2030	1,000	1,254
1 Tennessee Valley Auth	4.650%	6/15/2035	175	161
1 Tennessee Valley Auth	5.375%	4/1/2056	50	51

				90,888

Mortgage-Backed Securities (33.6%)
1,2 Federal Home Loan Mortgage Corp.	4.000%	8/1/2008-9/1/2020	5,358	5,072
1,2 Federal Home Loan Mortgage Corp.	4.500%	3/1/2009-8/1/2035	14,939	14,354
1,2 Federal Home Loan Mortgage Corp.	5.000%	3/1/2008-2/1/2036	35,969	34,831
1,2 Federal Home Loan Mortgage Corp.	5.500%	1/1/2007-6/1/2036	31,233	30,907
1,2 Federal Home Loan Mortgage Corp.	6.000%	7/1/2008-6/1/2036	13,014	13,121
1,2 Federal Home Loan Mortgage Corp.	6.500%	2/1/2008-5/1/2036	5,539	5,654
1,2 Federal Home Loan Mortgage Corp.	7.000%	9/1/2007-11/1/2033	1,367	1,415
1,2 Federal Home Loan Mortgage Corp.	7.500%	1/1/2007-12/1/2030	403	415
1,2 Federal Home Loan Mortgage Corp.	8.000%	10/1/2009-7/1/2030	309	325
1,2 Federal Home Loan Mortgage Corp.	8.500%	3/1/2023-11/1/2030	102	108
1,2 Federal Home Loan Mortgage Corp.	9.000%	5/1/2027-5/1/2030	12	13
1,2 Federal Home Loan Mortgage Corp.	9.500%	1/1/2025-2/1/2025	6	7
1,2 Federal Home Loan Mortgage Corp.	10.000%	3/1/2017-11/1/2019	6	7
1,2 Federal National Mortgage Assn	4.000%	12/1/2010-6/1/2019	2,052	1,947
1,2 Federal National Mortgage Assn	4.500%	9/1/2011-10/1/2035	13,749	13,141
1,2 Federal National Mortgage Assn	5.000%	9/1/2009-10/1/2036	48,454	46,915
1,2 Federal National Mortgage Assn	5.500%	3/1/2017-7/1/2036	54,762	54,161
1,2 Federal National Mortgage Assn	6.000%	11/1/2008-10/1/2036	30,036	30,240
1,2 Federal National Mortgage Assn	6.500%	8/1/2008-6/1/2036	8,511	8,694
1,2 Federal National Mortgage Assn	7.000%	10/1/2007-6/1/2034	1,480	1,524
1,2 Federal National Mortgage Assn	7.500%	1/1/2007-7/1/2032	466	487
1,2 Federal National Mortgage Assn	8.000%	2/1/2008-11/1/2030	166	171
1,2 Federal National Mortgage Assn	8.500%	7/1/2022-4/1/2031	69	74
1,2 Federal National Mortgage Assn	9.000%	6/1/2022-12/1/2024	16	17
1,2 Federal National Mortgage Assn	9.500%	12/1/2018-2/1/2025	13	15
1,2 Federal National Mortgage Assn	10.000%	8/1/2020-8/1/2021	6	6
1,2 Federal National Mortgage Assn	10.500%	8/1/2020	2	2
2 Government National Mortgage Assn	4.500%	8/15/2018-8/15/2035	933	893
2 Government National Mortgage Assn	5.000%	3/15/2018-6/20/2036	7,255	7,061
2 Government National Mortgage Assn	5.500%	6/15/2018-9/20/2036	12,047	11,968
2 Government National Mortgage Assn	6.000%	3/15/2009-10/1/2036	7,488	7,582
2 Government National Mortgage Assn	6.500%	10/15/2008-8/20/2036	2,950	3,030
2 Government National Mortgage Assn	7.000%	10/15/2008-8/20/2036	1,251	1,287
2 Government National Mortgage Assn	7.500%	5/15/2008-1/15/2031	352	363
2 Government National Mortgage Assn	8.000%	3/15/2008-12/15/2030	220	232
2 Government National Mortgage Assn	8.500%	7/15/2009-7/15/2030	72	77
2 Government National Mortgage Assn	9.000%	4/15/2016-7/15/2030	106	113
2 Government National Mortgage Assn	9.500%	4/15/2017-12/15/2021	18	20
2 Government National Mortgage Assn	10.000%	5/15/2020	4	5
2 Government National Mortgage Assn	10.500%	5/15/2019	13	14
2 Government National Mortgage Assn	11.000%	10/15/2015	6	6
2 Government National Mortgage Assn	11.500%	2/15/2013	3	4

				296,278

Total U.S. Government and Agency Obligations
(Cost $599,137)				598,304

Corporate Bonds (28.1%)

Asset-Backed/Commercial Mortgage-Backed Securities (8.4%)
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/2033	2,100	2,125
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.405%	12/11/2040	375	375
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.302%	10/12/2042	1,000	990
2,3 Capital One Master Trust	5.520%	10/15/2010	3,195	3,201
2,3 Chase Issuance Trust	5.340%	12/15/2010	7,000	7,006
2 Chase Issuance Trust	4.650%	12/17/2012	800	791
2,4 Citicorp Lease Pass-Through Trust	8.040%	12/15/2019	500	590
2,4 Commercial Mortgage Lease-Backed Certificate	6.746%	6/20/2031	933	972
2 Countrywide Home Loans	4.048%	5/25/2033	351	344
2 Credit Suisse First Boston Mortgage Securities Corp.	6.380%	12/18/2035	3,500	3,608
2 Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/2038	850	834
2 DaimlerChrysler Auto Trust	5.330%	8/8/2010	700	702
2,3 Discover Card Master Trust I	5.440%	11/17/2009	3,000	3,002
2,3 Discover Card Master Trust I	5.350%	5/15/2010	4,000	4,003
2 First Union National Bank Commercial Mortgage Trust	6.223%	12/12/2033	2,100	2,186
2,3 Fleet Credit Card Master Trust II	5.470%	4/15/2010	4,500	4,508
2 Ford Credit Auto Owner Trust	4.300%	8/15/2009	375	372
2 GE Capital Commercial Mortgage Corp.	5.994%	12/10/2035	1,596	1,614
2 GE Capital Credit Card Master Note Trust	5.080%	9/15/2012	1,350	1,356
2 GMAC Commercial Mortgage Securities, Inc.	4.864%	12/10/2041	1,500	1,452
2,3 Gracechurch Card Funding PLC	5.440%	3/15/2010	5,000	5,016
2,3 Gracechurch Card Funding PLC	5.340%	9/15/2010	2,500	2,504
2 Honda Auto Receivables Owner Trust	4.610%	8/17/2009	1,300	1,292
2 Honda Auto Receivables Owner Trust	5.300%	7/21/2010	500	503
2 JPMorgan Chase Commercial Mortgage Securities	4.200%	7/12/2035	1,436	1,393
2 JPMorgan Chase Commercial Mortgage Securities	4.697%	7/15/2042	2,000	1,933
2 LB-UBS Commercial Mortgage Trust	4.786%	10/15/2029	1,500	1,443
2 LB-UBS Commercial Mortgage Trust	4.885%	9/15/2030	1,950	1,927
2 LB-UBS Commercial Mortgage Trust	5.197%	11/15/2030	250	248
2 MBNA Credit Card Master Note Trust	4.950%	6/15/2009	1,200	1,199
2 MBNA Credit Card Master Note Trust	4.300%	2/15/2011	250	247
2 MBNA Master Credit Card Trust	7.000%	2/15/2012	400	423
2 Morgan Stanley Capital I	4.970%	4/14/2040	1,217	1,188
2 Morgan Stanley Capital I	5.230%	9/15/2042	2,625	2,598
2 Morgan Stanley Dean Witter Capital I	5.980%	1/15/2039	2,500	2,573
2 Nissan Auto Receivables Owner Trust	4.190%	7/15/2009	200	198
2 PG&E Energy Recovery Funding LLC	4.140%	9/25/2012	200	193
2 PG&E Energy Recovery Funding LLC	5.030%	3/25/2014	600	601
2 PNC Mortgage Acceptance Corp.	7.300%	10/12/2033	2,000	2,115
2 PSE&G Transition Funding LLC	6.890%	12/15/2017	500	560
2 Salomon Brothers Mortgage Securities VII	4.120%	9/25/2033	893	884
2 USAA Auto Owner Trust	4.550%	2/16/2010	550	546
2 USAA Auto Owner Trust	5.360%	2/15/2011	750	755
2 Volkswagen Auto Loan Enhanced Trust	4.800%	7/20/2009	850	847
2 Wachovia Auto Owner Trust	4.790%	4/20/2010	800	797
2 Wachovia Bank Commercial Mortgage Trust	4.440%	11/15/2034	2,000	1,943
2 World Omni Auto Receivables Trust	3.540%	6/12/2009	593	588

				74,545

Finance (8.5%)
Banking (3.7%)
Abbey National PLC	7.950%	10/26/2029	150	189
AmSouth Bank NA	5.200%	4/1/2015	150	147
Bank of America Corp.	3.375%	2/17/2009	250	241
Bank of America Corp.	4.250%	10/1/2010	150	145
Bank of America Corp.	4.375%	12/1/2010	100	97
Bank of America Corp.	7.400%	1/15/2011	150	162
Bank of America Corp.	6.250%	4/15/2012	350	367
Bank of America Corp.	5.375%	6/15/2014	345	346
Bank of America Corp.	5.125%	11/15/2014	680	670
Bank of America Corp.	4.750%	8/1/2015	100	96
Bank of America Corp.	5.250%	12/1/2015	250	246
Bank of America Corp.	5.750%	8/15/2016	50	51
Bank of America Corp.	5.625%	3/8/2035	75	69
Bank of New York Co., Inc.	3.750%	2/15/2008	250	245
Bank of New York Co., Inc.	4.950%	3/15/2015	200	194
Bank of Tokyo-Mitsubishi	8.400%	4/15/2010	175	192
Bank One Corp.	2.625%	6/30/2008	50	48
Bank One Corp.	6.000%	2/17/2009	1,000	1,018
Bank One Corp.	7.875%	8/1/2010	50	54
Bank One Corp.	5.250%	1/30/2013	50	49
BankAmerica Corp.	5.875%	2/15/2009	300	305
Barclays Bank PLC	6.278%	12/29/2049	80	76
BB&T Corp.	6.500%	8/1/2011	125	132
BB&T Corp.	4.750%	10/1/2012	125	121
BB&T Corp.	5.200%	12/23/2015	125	123
BB&T Corp.	5.625%	9/15/2016	175	177
BB&T Corp.	4.900%	6/30/2017	75	71
BB&T Corp.	6.750%	6/7/2036	175	188
Charter One Bank N.A	5.500%	4/26/2011	300	304
Citicorp Capital II	8.015%	2/15/2027	500	522
Citigroup, Inc.	6.500%	2/15/2008	100	102
Citigroup, Inc.	3.625%	2/9/2009	25	24
Citigroup, Inc.	4.250%	7/29/2009	200	196
Citigroup, Inc.	4.625%	8/3/2010	600	590
Citigroup, Inc.	6.500%	1/18/2011	100	105
Citigroup, Inc.	5.100%	9/29/2011	700	697
Citigroup, Inc.	6.000%	2/21/2012	150	155
Citigroup, Inc.	5.625%	8/27/2012	100	102
Citigroup, Inc.	5.125%	5/5/2014	50	50
Citigroup, Inc.	5.000%	9/15/2014	500	488
Citigroup, Inc.	4.700%	5/29/2015	50	48
Citigroup, Inc.	5.300%	1/7/2016	225	224
Citigroup, Inc.	6.625%	6/15/2032	100	110
Citigroup, Inc.	5.875%	2/22/2033	100	100
Citigroup, Inc.	6.000%	10/31/2033	250	254
Citigroup, Inc.	6.125%	8/25/2036	175	180
Colonial Bank NA	6.375%	12/1/2015	50	51
Compass Bank	5.900%	4/1/2026	50	49
Credit Suisse First Boston USA, Inc.	4.875%	8/15/2010	675	667
Credit Suisse First Boston USA, Inc.	5.250%	3/2/2011	150	149
Credit Suisse First Boston USA, Inc.	6.125%	11/15/2011	250	259
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	400	421
Credit Suisse First Boston USA, Inc.	5.125%	1/15/2014	65	64
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	150	144
Credit Suisse First Boston USA, Inc.	5.125%	8/15/2015	235	229
Deutsche Bank Financial LLC	5.375%	3/2/2015	300	298
Fifth Third Bank	4.200%	2/23/2010	100	97
Fifth Third Bank	4.750%	2/1/2015	325	310
First Tennessee Bank	5.050%	1/15/2015	50	48
FirstStar Bank	7.125%	12/1/2009	250	264
Fleet Boston Financial Corp.	3.850%	2/15/2008	300	295
Fleet Capital Trust II	7.920%	12/11/2026	400	417
HSBC Bank USA	5.625%	8/15/2035	250	240
HSBC Holdings PLC	7.500%	7/15/2009	350	371
HSBC Holdings PLC	7.625%	5/17/2032	100	122
HSBC Holdings PLC	7.350%	11/27/2032	100	118
HSBC Holdings PLC	6.500%	5/2/2036	300	319
J.P. Morgan, Inc.	6.700%	11/1/2007	460	466
JPM Capital Trust	6.550%	9/29/2036	125	126
JPM Capital Trust II	7.950%	2/1/2027	50	52
JPMorgan Capital Trust	5.875%	3/15/2035	200	191
JPMorgan Chase & Co.	3.700%	1/15/2008	400	392
JPMorgan Chase & Co.	3.625%	5/1/2008	330	322
JPMorgan Chase & Co.	4.500%	1/15/2012	100	97
JPMorgan Chase & Co.	6.625%	3/15/2012	50	53
JPMorgan Chase & Co.	5.750%	1/2/2013	50	51
JPMorgan Chase & Co.	4.875%	3/15/2014	230	222
JPMorgan Chase & Co.	5.125%	9/15/2014	410	401
JPMorgan Chase & Co.	4.750%	3/1/2015	50	48
JPMorgan Chase & Co.	5.150%	10/1/2015	250	243
JPMorgan Chase & Co.	5.850%	8/1/2035	150	143
Key Bank NA	5.800%	7/1/2014	125	127
Key Bank NA	4.950%	9/15/2015	150	144
Marshall & Ilsley Bank	4.850%	6/16/2015	275	263
MBNA America Bank NA	5.375%	1/15/2008	500	501
MBNA Corp.	6.125%	3/1/2013	125	130
Mellon Bank NA	4.750%	12/15/2014	50	48
Mellon Funding Corp.	5.000%	12/1/2014	300	291
National City Corp.	3.200%	4/1/2008	500	485
NB Capital Trust IV	8.250%	4/15/2027	200	210
North Fork Bancorp., Inc.	5.875%	8/15/2012	150	153
PNC Bank NA	4.875%	9/21/2017	325	308
PNC Funding Corp.	5.250%	11/15/2015	100	98
Popular North America, Inc.	4.250%	4/1/2008	100	98
Regions Financial Corp.	4.500%	8/8/2008	100	99
Regions Financial Corp.	7.750%	3/1/2011	300	329
Regions Financial Corp.	6.375%	5/15/2012	100	105
Royal Bank of Canada	4.125%	1/26/2010	225	219
Royal Bank of Canada	5.650%	7/20/2011	100	102
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	300	294
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	50	49
2 Royal Bank of Scotland Group PLC	7.648%	8/29/2049	450	525
Santander Central Hispano Issuances	7.625%	9/14/2010	375	407
Santander Finance Issuances	6.375%	2/15/2011	50	52
Sanwa Bank Ltd.	8.350%	7/15/2009	100	108
Sanwa Bank Ltd.	7.400%	6/15/2011	500	541
Southtrust Corp.	5.800%	6/15/2014	50	51
4 Sovereign Bancorp, Inc.	4.800%	9/1/2010	200	195
Sumitomo Bank International Finance NV	8.500%	6/15/2009	150	162
Sumitomo Mitsui Banking Corp.	8.000%	6/15/2012	195	219
SunTrust Banks, Inc.	5.000%	9/1/2015	100	97
SunTrust Banks, Inc.	5.450%	12/1/2017	300	297
Swiss Bank Corp.	7.000%	10/15/2015	250	280
Swiss Bank Corp.	7.375%	6/15/2017	100	115
Synovus Financial Corp.	5.125%	6/15/2017	125	120
UFJ Finance Aruba AEC	6.750%	7/15/2013	100	107
Union Bank of California NA	5.950%	5/11/2016	100	103
UnionBanCal Corp.	5.250%	12/16/2013	50	49
US Bank NA	4.950%	10/30/2014	725	709
Wachovia Bank NA	4.875%	2/1/2015	270	260
Wachovia Corp.	3.625%	2/17/2009	400	387
Wachovia Corp.	4.375%	6/1/2010	200	195
Wachovia Corp.	7.800%	8/18/2010	75	82
Wachovia Corp.	5.350%	3/15/2011	50	50
Wachovia Corp.	4.875%	2/15/2014	50	48
Wachovia Corp.	5.250%	8/1/2014	205	202
4 Wachovia Corp.	8.000%	12/15/2026	600	625
Wachovia Corp.	5.500%	8/1/2035	100	95
Washington Mutual Bank	6.875%	6/15/2011	425	451
Washington Mutual Bank	5.500%	1/15/2013	300	299
Washington Mutual Bank	5.650%	8/15/2014	125	125
Washington Mutual Bank	5.125%	1/15/2015	50	48
Washington Mutual, Inc.	4.200%	1/15/2010	150	146
Washington Mutual, Inc.	5.000%	3/22/2012	175	172
Washington Mutual, Inc.	5.250%	9/15/2017	50	48
Wells Fargo & Co.	5.250%	12/1/2007	450	451
Wells Fargo & Co.	4.125%	3/10/2008	900	887
Wells Fargo & Co.	3.125%	4/1/2009	50	48
Wells Fargo & Co.	4.200%	1/15/2010	175	170
Wells Fargo & Co.	4.875%	1/12/2011	225	223
Wells Fargo & Co.	5.300%	8/26/2011	75	75
Wells Fargo & Co.	4.950%	10/16/2013	350	342
Wells Fargo & Co.	4.625%	4/15/2014	75	72
Wells Fargo & Co.	5.000%	11/15/2014	50	49
Wells Fargo & Co.	5.125%	9/15/2016	100	98
Wells Fargo & Co.	5.375%	2/7/2035	200	190
Wells Fargo Bank NA	5.950%	8/26/2036	50	51
World Savings Bank, FSB	4.125%	3/10/2008	200	197
World Savings Bank, FSB	4.125%	12/15/2009	150	145
Zions Bancorp	5.500%	11/16/2015	175	173
Brokerage (1.3%)
Ameriprise Financial Inc.	5.350%	11/15/2010	150	150
Ameriprise Financial Inc.	5.650%	11/15/2015	125	126
Bear Stearns Co., Inc.	4.000%	1/31/2008	75	74
Bear Stearns Co., Inc.	4.550%	6/23/2010	25	24
Bear Stearns Co., Inc.	5.700%	11/15/2014	225	228
Bear Stearns Co., Inc.	5.300%	10/30/2015	50	49
Goldman Sachs Group, Inc.	3.875%	1/15/2009	55	54
Goldman Sachs Group, Inc.	6.650%	5/15/2009	500	518
Goldman Sachs Group, Inc.	7.350%	10/1/2009	300	318
Goldman Sachs Group, Inc.	4.500%	6/15/2010	365	356
Goldman Sachs Group, Inc.	6.600%	1/15/2012	250	264
Goldman Sachs Group, Inc.	5.700%	9/1/2012	150	152
Goldman Sachs Group, Inc.	5.250%	4/1/2013	300	297
Goldman Sachs Group, Inc.	4.750%	7/15/2013	100	96
Goldman Sachs Group, Inc.	5.150%	1/15/2014	135	132
Goldman Sachs Group, Inc.	5.000%	10/1/2014	75	72
Goldman Sachs Group, Inc.	5.500%	11/15/2014	225	225
Goldman Sachs Group, Inc.	5.125%	1/15/2015	65	63
Goldman Sachs Group, Inc.	5.350%	1/15/2016	350	343
Goldman Sachs Group, Inc.	5.750%	10/1/2016	350	352
Goldman Sachs Group, Inc.	6.125%	2/15/2033	125	125
Goldman Sachs Group, Inc.	6.345%	2/15/2034	400	399
Goldman Sachs Group, Inc.	6.450%	5/1/2036	225	230
Janus Capital Group	5.875%	9/15/2011	75	76
Jefferies Group Inc.	6.250%	1/15/2036	175	170
Lehman Brothers Holdings, Inc.	4.000%	1/22/2008	350	345
Lehman Brothers Holdings, Inc.	7.000%	2/1/2008	300	307
Lehman Brothers Holdings, Inc.	3.500%	8/7/2008	50	49
Lehman Brothers Holdings, Inc.	3.600%	3/13/2009	200	193
Lehman Brothers Holdings, Inc.	4.250%	1/27/2010	25	24
Lehman Brothers Holdings, Inc.	5.000%	1/14/2011	150	148
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	100	106
Lehman Brothers Holdings, Inc.	5.750%	5/17/2013	300	305
Lehman Brothers Holdings, Inc.	5.500%	4/4/2016	425	423
Merrill Lynch & Co., Inc.	4.000%	11/15/2007	190	187
Merrill Lynch & Co., Inc.	3.700%	4/21/2008	50	49
Merrill Lynch & Co., Inc.	3.125%	7/15/2008	50	48
Merrill Lynch & Co., Inc.	4.125%	1/15/2009	50	49
Merrill Lynch & Co., Inc.	6.000%	2/17/2009	100	102
Merrill Lynch & Co., Inc.	4.250%	2/8/2010	200	194
Merrill Lynch & Co., Inc.	4.790%	8/4/2010	270	266
Merrill Lynch & Co., Inc.	5.770%	7/25/2011	25	25
Merrill Lynch & Co., Inc.	5.000%	2/3/2014	125	122
Merrill Lynch & Co., Inc.	5.450%	7/15/2014	25	25
Merrill Lynch & Co., Inc.	5.000%	1/15/2015	300	291
Merrill Lynch & Co., Inc.	5.300%	9/30/2015	175	173
Merrill Lynch & Co., Inc.	6.050%	5/16/2016	225	232
Merrill Lynch & Co., Inc.	6.500%	7/15/2018	75	81
Merrill Lynch & Co., Inc.	6.220%	9/15/2026	250	256
Morgan Stanley Dean Witter	4.000%	1/15/2010	750	724
Morgan Stanley Dean Witter	4.250%	5/15/2010	400	387
Morgan Stanley Dean Witter	5.050%	1/21/2011	75	74
Morgan Stanley Dean Witter	6.750%	4/15/2011	250	264
Morgan Stanley Dean Witter	5.625%	1/9/2012	225	228
Morgan Stanley Dean Witter	6.600%	4/1/2012	250	264
Morgan Stanley Dean Witter	4.750%	4/1/2014	525	500
Morgan Stanley Dean Witter	6.250%	8/9/2026	100	103
Morgan Stanley Dean Witter	7.250%	4/1/2032	150	176
Finance Companies (1.9%)
American Express Centurion Bank	4.375%	7/30/2009	225	221
American Express Co.	5.250%	9/12/2011	100	100
American Express Co.	5.500%	9/12/2016	100	100
American Express Co.	6.800%	9/1/2066	200	211
American Express Credit Corp.	3.000%	5/16/2008	50	48
American Express Credit Corp.	5.000%	12/2/2010	150	149
American General Finance Corp.	3.875%	10/1/2009	225	217
American General Finance Corp.	4.875%	5/15/2010	100	99
American General Finance Corp.	4.875%	7/15/2012	25	24
American General Finance Corp.	5.850%	6/1/2013	405	414
American General Finance Corp.	5.750%	9/15/2016	425	429
Capital One Bank	4.875%	5/15/2008	125	124
Capital One Bank	4.250%	12/1/2008	175	171
Capital One Bank	5.750%	9/15/2010	175	177
Capital One Capital III	7.686%	8/15/2036	125	133
Capital One Financial	5.700%	9/15/2011	100	101
Capital One Financial	4.800%	2/21/2012	100	97
Capital One Financial	5.500%	6/1/2015	25	25
Capital One Financial	6.150%	9/1/2016	25	25
Capital One Financial	5.250%	2/21/2017	50	48
CIT Group Co. of Canada	4.650%	7/1/2010	350	342
CIT Group Co. of Canada	5.200%	6/1/2015	125	121
CIT Group, Inc.	3.650%	11/23/2007	25	24
CIT Group, Inc.	5.500%	11/30/2007	100	100
CIT Group, Inc.	5.000%	11/24/2008	175	174
CIT Group, Inc.	4.250%	2/1/2010	100	97
CIT Group, Inc.	5.200%	11/3/2010	100	100
CIT Group, Inc.	5.600%	4/27/2011	125	126
CIT Group, Inc.	7.750%	4/2/2012	125	138
CIT Group, Inc.	5.400%	3/7/2013	50	50
CIT Group, Inc.	5.000%	2/1/2015	100	96
CIT Group, Inc.	5.400%	1/30/2016	50	49
CIT Group, Inc.	5.850%	9/15/2016	100	101
CIT Group, Inc.	6.000%	4/1/2036	75	73
Countrywide Financial Corp.	6.250%	5/15/2016	100	101
Countrywide Home Loan	3.250%	5/21/2008	50	48
Countrywide Home Loan	4.125%	9/15/2009	225	218
Countrywide Home Loan	4.000%	3/22/2011	250	236
General Electric Capital Corp.	4.250%	1/15/2008	125	124
General Electric Capital Corp.	3.500%	5/1/2008	700	683
General Electric Capital Corp.	3.600%	10/15/2008	70	68
General Electric Capital Corp.	3.125%	4/1/2009	200	191
General Electric Capital Corp.	3.250%	6/15/2009	575	549
General Electric Capital Corp.	4.125%	9/1/2009	650	634
General Electric Capital Corp.	4.625%	9/15/2009	725	717
General Electric Capital Corp.	6.125%	2/22/2011	350	363
General Electric Capital Corp.	5.500%	4/28/2011	125	127
General Electric Capital Corp.	5.875%	2/15/2012	450	464
General Electric Capital Corp.	4.375%	3/3/2012	100	96
General Electric Capital Corp.	4.250%	6/15/2012	50	48
General Electric Capital Corp.	5.650%	6/9/2014	125	129
General Electric Capital Corp.	4.750%	9/15/2014	50	48
General Electric Capital Corp.	5.000%	1/8/2016	275	269
General Electric Capital Corp.	6.750%	3/15/2032	550	631
HSBC Finance Capital Trust IX	5.911%	11/30/2035	100	100
HSBC Finance Corp.	4.625%	1/15/2008	175	174
HSBC Finance Corp.	4.125%	3/11/2008	50	49
HSBC Finance Corp.	6.400%	6/17/2008	225	229
HSBC Finance Corp.	4.125%	12/15/2008	500	490
HSBC Finance Corp.	4.750%	5/15/2009	775	768
HSBC Finance Corp.	4.625%	9/15/2010	125	122
HSBC Finance Corp.	5.250%	1/14/2011	225	225
HSBC Finance Corp.	5.700%	6/1/2011	300	306
HSBC Finance Corp.	6.375%	10/15/2011	275	288
HSBC Finance Corp.	7.000%	5/15/2012	275	297
HSBC Finance Corp.	6.375%	11/27/2012	75	79
HSBC Finance Corp.	4.750%	7/15/2013	100	97
HSBC Finance Corp.	5.250%	4/15/2015	50	49
HSBC Finance Corp.	5.500%	1/19/2016	125	125
International Lease Finance Corp.	4.500%	5/1/2008	250	247
International Lease Finance Corp.	5.125%	11/1/2010	175	174
International Lease Finance Corp.	5.450%	3/24/2011	50	50
International Lease Finance Corp.	5.750%	6/15/2011	450	458
International Lease Finance Corp.	5.000%	9/15/2012	100	98
iStar Financial Inc.	5.650%	9/15/2011	125	125
iStar Financial Inc.	5.150%	3/1/2012	250	243
4 iStar Financial Inc.	5.950%	10/15/2013	50	50
iStar Financial Inc.	5.875%	3/15/2016	75	75
Residential Capital Corp.	6.125%	11/21/2008	225	226
Residential Capital Corp.	6.375%	6/30/2010	200	203
Residential Capital Corp.	6.000%	2/22/2011	200	200
Residential Capital Corp.	6.500%	4/17/2013	350	356
SLM Corp.	3.625%	3/17/2008	125	122
SLM Corp.	4.500%	7/26/2010	50	49
SLM Corp.	5.050%	11/14/2014	450	436
SLM Corp.	5.625%	8/1/2033	75	73
Insurance (1.0%)
ACE Capital Trust II	9.700%	4/1/2030	50	66
AEGON NV	4.750%	6/1/2013	100	96
Aetna, Inc.	7.875%	3/1/2011	100	110
Aetna, Inc.	6.000%	6/15/2016	175	180
Aetna, Inc.	6.625%	6/15/2036	175	184
Allstate Corp.	5.000%	8/15/2014	200	194
Allstate Corp.	6.125%	12/15/2032	100	102
Allstate Corp.	5.550%	5/9/2035	125	118
Allstate Corp.	5.950%	4/1/2036	75	75
Ambac, Inc.	5.950%	12/5/2035	200	200
American General Capital II	8.500%	7/1/2030	100	129
American International Group, Inc.	2.875%	5/15/2008	125	120
American International Group, Inc.	4.700%	10/1/2010	100	98
American International Group, Inc.	5.050%	10/1/2015	100	97
American International Group, Inc.	6.250%	5/1/2036	175	184
Arch Capital Group Ltd.	7.350%	5/1/2034	75	82
Aspen Insurance Holdings Ltd.	6.000%	8/15/2014	75	73
Assurant, Inc.	5.625%	2/15/2014	25	25
Assurant, Inc.	6.750%	2/15/2034	50	53
AXA Financial, Inc.	7.750%	8/1/2010	100	108
AXA SA	8.600%	12/15/2030	150	191
Axis Capital Holdings	5.750%	12/1/2014	50	49
CIGNA Corp.	7.875%	5/15/2027	50	58
Cincinnati Financial Corp.	6.125%	11/1/2034	150	152
CNA Financial Corp.	6.000%	8/15/2011	250	254
CNA Financial Corp.	5.850%	12/15/2014	100	99
CNA Financial Corp.	6.500%	8/15/2016	250	257
Commerce Group, Inc.	5.950%	12/9/2013	50	50
Fund American Cos., Inc.	5.875%	5/15/2013	75	74
GE Global Insurance Holdings Corp.	6.450%	3/1/2019	100	105
GE Global Insurance Holdings Corp.	7.000%	2/15/2026	50	55
GE Global Insurance Holdings Corp.	7.750%	6/15/2030	50	60
Genworth Financial, Inc.	4.750%	6/15/2009	75	74
Genworth Financial, Inc.	5.750%	6/15/2014	50	51
Genworth Financial, Inc.	6.500%	6/15/2034	50	54
Hartford Financial Services Group, Inc.	5.250%	10/15/2011	100	100
Hartford Financial Services Group, Inc.	5.500%	10/15/2016	25	25
Hartford Financial Services Group, Inc.	5.950%	10/15/2036	100	99
Hartford Life, Inc.	7.375%	3/1/2031	200	240
Humana Inc.	6.450%	6/1/2016	150	155
2 ING Capital Funding Trust III	5.775%	12/8/2049	150	148
ING USA Global	4.500%	10/1/2010	325	317
John Hancock Financial Services	5.625%	12/1/2008	100	101
Lincoln National Corp.	6.200%	12/15/2011	100	104
Lincoln National Corp.	6.150%	4/7/2036	150	153
Loews Corp.	6.000%	2/1/2035	50	48
Marsh & McLennan Cos., Inc.	5.150%	9/15/2010	50	49
Marsh & McLennan Cos., Inc.	6.250%	3/15/2012	175	179
Marsh & McLennan Cos., Inc.	5.750%	9/15/2015	50	49
MetLife, Inc.	5.000%	11/24/2013	50	49
MetLife, Inc.	5.000%	6/15/2015	125	121
MetLife, Inc.	6.500%	12/15/2032	175	188
MetLife, Inc.	6.375%	6/15/2034	100	106
Principal Life Income Funding	5.125%	3/1/2011	125	124
Principal Life Income Funding	5.100%	4/15/2014	100	99
Progressive Corp.	6.625%	3/1/2029	125	138
Protective Life Secured Trust	3.700%	11/24/2008	175	170
Prudential Financial, Inc.	4.500%	7/15/2013	100	95
Prudential Financial, Inc.	5.100%	9/20/2014	75	73
Prudential Financial, Inc.	5.500%	3/15/2016	75	75
Prudential Financial, Inc.	5.750%	7/15/2033	50	49
Prudential Financial, Inc.	5.400%	6/13/2035	100	93
Prudential Financial, Inc.	5.900%	3/17/2036	75	75
St. Paul Travelers Cos., Inc.	6.250%	6/20/2016	150	157
Torchmark Corp.	6.375%	6/15/2016	100	104
Travelers Property Casualty Corp.	3.750%	3/15/2008	100	98
UnitedHealth Group, Inc.	4.125%	8/15/2009	50	49
UnitedHealth Group, Inc.	5.250%	3/15/2011	150	150
UnitedHealth Group, Inc.	5.000%	8/15/2014	75	73
UnitedHealth Group, Inc.	4.875%	3/15/2015	50	48
UnitedHealth Group, Inc.	5.800%	3/15/2036	75	74
WellPoint Inc.	3.750%	12/14/2007	25	25
WellPoint Inc.	4.250%	12/15/2009	50	49
WellPoint Inc.	6.375%	1/15/2012	100	104
WellPoint Inc.	6.800%	8/1/2012	150	160
WellPoint Inc.	5.000%	12/15/2014	25	24
WellPoint Inc.	5.250%	1/15/2016	50	49
WellPoint Inc.	5.950%	12/15/2034	75	74
WellPoint Inc.	5.850%	1/15/2036	25	24
Willis North America Inc.	5.625%	7/15/2015	225	216
XL Capital Ltd.	5.250%	9/15/2014	125	121
Real Estate Investment Trusts (0.5%)
Archstone-Smith Operating Trust	5.250%	5/1/2015	100	98
Arden Realty LP	5.250%	3/1/2015	25	25
AvalonBay Communities, Inc.	5.500%	1/15/2012	50	50
AvalonBay Communities, Inc.	5.750%	9/15/2016	50	50
Boston Properties, Inc.	5.625%	4/15/2015	200	199
Brandywine Operating Partnership	4.500%	11/1/2009	100	97
Brandywine Operating Partnership	5.625%	12/15/2010	50	50
Brandywine Operating Partnership	5.400%	11/1/2014	50	49
Colonial Realty LP	5.500%	10/1/2015	50	49
Developers Diversified Realty Corp.	5.375%	10/15/2012	125	124
Duke Realty LP	5.625%	8/15/2011	50	50
Duke Realty LP	5.950%	2/15/2017	50	50
EOP Operating LP	6.750%	2/15/2008	75	76
EOP Operating LP	4.650%	10/1/2010	100	97
EOP Operating LP	7.000%	7/15/2011	100	106
EOP Operating LP	6.750%	2/15/2012	50	52
EOP Operating LP	5.875%	1/15/2013	150	152
ERP Operating LP	6.625%	3/15/2012	250	264
ERP Operating LP	5.250%	9/15/2014	50	49
ERP Operating LP	5.375%	8/1/2016	50	49
Health Care Property Investors, Inc.	6.450%	6/25/2012	50	51
Health Care REIT, Inc.	6.200%	6/1/2016	150	152
HealthCare Realty Trust	5.125%	4/1/2014	75	71
Hospitality Properties	5.125%	2/15/2015	50	48
HRPT Properties Trust	6.250%	8/15/2016	150	155
Kimco Realty Corp.	5.783%	3/15/2016	25	25
Liberty Property LP	5.125%	3/2/2015	250	240
ProLogis	5.250%	11/15/2010	75	75
ProLogis	5.500%	3/1/2013	75	74
ProLogis	5.625%	11/15/2015	75	75
ProLogis	5.750%	4/1/2016	50	50
Reckson Operating Partnership	6.000%	3/31/2016	75	75
Regency Centers LP	6.750%	1/15/2012	200	211
Regency Centers LP	5.250%	8/1/2015	25	24
Simon Property Group Inc.	6.375%	11/15/2007	375	379
Simon Property Group Inc.	4.875%	8/15/2010	75	74
Simon Property Group Inc.	5.750%	12/1/2015	200	202
Simon Property Group Inc.	5.875%	3/1/2017	25	25
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/2015	100	101
Vornado Realty	5.600%	2/15/2011	175	175
Other (0.1%)
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	75	72
Berkshire Hathaway Finance Corp.	4.125%	1/15/2010	200	194
Berkshire Hathaway Finance Corp.	4.200%	12/15/2010	100	97
Berkshire Hathaway Finance Corp.	4.750%	5/15/2012	100	98
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	50	48
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	175	170
J. Paul Getty Trust	5.875%	10/1/2033	75	75

				74,317

Industrial (9.2%)
Basic Industry (0.6%)
Alcan, Inc.	4.500%	5/15/2013	125	118
Alcan, Inc.	5.200%	1/15/2014	125	122
Alcan, Inc.	5.000%	6/1/2015	25	24
Alcoa, Inc.	7.375%	8/1/2010	100	107
Barrick Gold Finance Inc.	4.875%	11/15/2014	75	71
BHP Billiton Finance	4.800%	4/15/2013	125	121
BHP Billiton Finance	5.250%	12/15/2015	50	49
BHP Finance USA Ltd.	8.500%	12/1/2012	200	232
Celulosa Arauco Constitution SA	5.625%	4/20/2015	250	244
Dow Chemical Co.	5.000%	11/15/2007	500	498
Dow Chemical Co.	7.375%	11/1/2029	25	29
E.I. du Pont de Nemours & Co.	6.875%	10/15/2009	170	178
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	30	29
E.I. du Pont de Nemours & Co.	4.750%	11/15/2012	25	24
E.I. du Pont de Nemours & Co.	6.500%	1/15/2028	100	109
Falconbridge Ltd.	7.350%	6/5/2012	75	81
ICI Wilmington	4.375%	12/1/2008	100	98
Inco Ltd.	7.750%	5/15/2012	125	135
Inco Ltd.	5.700%	10/15/2015	125	121
International Paper Co.	4.250%	1/15/2009	100	98
International Paper Co.	5.850%	10/30/2012	275	281
International Paper Co.	5.300%	4/1/2015	25	24
Lubrizol Corp.	5.500%	10/1/2014	250	244
MeadWestvaco Corp.	6.850%	4/1/2012	50	52
Monsanto Co.	7.375%	8/15/2012	100	110
Newmont Mining	5.875%	4/1/2035	100	94
Noranda, Inc.	7.250%	7/15/2012	50	54
Noranda, Inc.	5.500%	6/15/2017	200	192
Placer Dome, Inc.	6.450%	10/15/2035	75	78
Plum Creek Timber Co.	5.875%	11/15/2015	100	99
Potash Corp. of Saskatchewan	7.750%	5/31/2011	375	410
Praxair, Inc.	3.950%	6/1/2013	200	185
Rohm & Haas Co.	7.850%	7/15/2029	100	122
Southern Copper Corp.	7.500%	7/27/2035	150	157
Teck Cominco Ltd.	6.125%	10/1/2035	150	145
Vale Overseas Ltd.	8.250%	1/17/2034	175	199
Westvaco Corp.	8.200%	1/15/2030	25	28
Weyerhaeuser Co.	6.750%	3/15/2012	475	497
Weyerhaeuser Co.	7.375%	3/15/2032	50	52
Capital Goods (1.1%)
Bemis Co. Inc.	4.875%	4/1/2012	150	146
Boeing Capital Corp.	7.375%	9/27/2010	350	378
Boeing Capital Corp.	5.800%	1/15/2013	250	258
Boeing Co.	6.625%	2/15/2038	150	172
Caterpillar Financial Services Corp.	2.700%	7/15/2008	150	144
Caterpillar Financial Services Corp.	4.500%	9/1/2008	35	35
Caterpillar Financial Services Corp.	4.150%	1/15/2010	50	48
Caterpillar Financial Services Corp.	4.300%	6/1/2010	125	122
Caterpillar Financial Services Corp.	4.750%	2/17/2015	150	144
Caterpillar, Inc.	5.700%	8/15/2016	100	102
Caterpillar, Inc.	6.625%	7/15/2028	75	84
Caterpillar, Inc.	7.300%	5/1/2031	100	120
Caterpillar, Inc.	7.375%	3/1/2097	175	207
CRH America Inc.	5.625%	9/30/2011	50	50
CRH America Inc.	6.950%	3/15/2012	300	316
CRH America Inc.	6.000%	9/30/2016	100	100
Deere & Co.	6.950%	4/25/2014	175	192
Emerson Electric Co.	7.125%	8/15/2010	50	53
Emerson Electric Co.	4.625%	10/15/2012	300	290
General Dynamics Corp.	3.000%	5/15/2008	200	193
General Dynamics Corp.	4.250%	5/15/2013	75	71
General Electric Co.	5.000%	2/1/2013	450	445
Hanson PLC	7.875%	9/27/2010	75	81
Hanson PLC	5.250%	3/15/2013	25	24
Honeywell International, Inc.	6.125%	11/1/2011	100	104
Ingersoll-Rand Co.	4.750%	5/15/2015	225	215
John Deere Capital Corp.	4.875%	3/16/2009	600	596
Lafarge SA	6.500%	7/15/2016	200	207
Lafarge SA	7.125%	7/15/2036	325	348
4 Lockheed Martin Corp.	6.150%	9/1/2036	250	258
Masco Corp.	4.800%	6/15/2015	225	205
Mohawk Industries Inc.	5.750%	1/15/2011	225	223
Mohawk Industries Inc.	6.125%	1/15/2016	275	272
Northrop Grumman Corp.	7.125%	2/15/2011	250	267
Northrop Grumman Corp.	7.750%	2/15/2031	125	156
Raytheon Co.	8.300%	3/1/2010	125	136
Raytheon Co.	5.500%	11/15/2012	100	101
Raytheon Co.	5.375%	4/1/2013	25	25
Raytheon Co.	7.200%	8/15/2027	25	29
Republic Services, Inc.	6.086%	3/15/2035	75	75
Textron Financial Corp.	4.600%	5/3/2010	150	147
Textron, Inc.	6.500%	6/1/2012	225	236
TRW, Inc.	7.750%	6/1/2029	100	124
Tyco International Group SA	6.750%	2/15/2011	125	132
Tyco International Group SA	6.375%	10/15/2011	125	131
Tyco International Group SA	6.000%	11/15/2013	50	52
Tyco International Group SA	7.000%	6/15/2028	325	370
United Technologies Corp.	4.375%	5/1/2010	100	98
United Technologies Corp.	4.875%	5/1/2015	125	121
United Technologies Corp.	6.700%	8/1/2028	100	113
United Technologies Corp.	7.500%	9/15/2029	125	155
United Technologies Corp.	5.400%	5/1/2035	50	49
United Technologies Corp.	6.050%	6/1/2036	200	213
USA Waste Services, Inc.	7.000%	7/15/2028	125	136
Waste Management, Inc.	5.000%	3/15/2014	75	72
Waste Management, Inc.	7.750%	5/15/2032	175	209
Communication (2.5%)
Alltel Corp.	7.000%	7/1/2012	175	186
America Movil SA de C.V	4.125%	3/1/2009	125	121
America Movil SA de C.V	5.500%	3/1/2014	50	49
America Movil SA de C.V	5.750%	1/15/2015	100	99
America Movil SA de C.V	6.375%	3/1/2035	175	167
Ameritech Capital Funding	6.150%	1/15/2008	275	277
AT&T Corp.	6.000%	3/15/2009	250	254
AT&T Corp.	7.300%	11/15/2011	150	163
AT&T Corp.	8.000%	11/15/2031	475	582
AT&T Inc.	4.125%	9/15/2009	200	194
AT&T Inc.	5.300%	11/15/2010	50	50
AT&T Inc.	5.875%	2/1/2012	340	345
AT&T Inc.	5.875%	8/15/2012	110	112
AT&T Inc.	5.100%	9/15/2014	275	266
AT&T Inc.	6.150%	9/15/2034	75	73
BellSouth Capital Funding	7.875%	2/15/2030	75	86
BellSouth Corp.	4.200%	9/15/2009	225	218
BellSouth Corp.	4.750%	11/15/2012	125	120
BellSouth Corp.	5.200%	9/15/2014	175	169
BellSouth Corp.	5.200%	12/15/2016	75	71
BellSouth Corp.	6.550%	6/15/2034	225	226
BellSouth Corp.	6.000%	11/15/2034	60	56
BellSouth Telecommunications	6.375%	6/1/2028	70	69
British Sky Broadcasting Corp.	6.875%	2/23/2009	50	52
British Sky Broadcasting Corp.	8.200%	7/15/2009	50	54
British Telecommunications PLC	8.375%	12/15/2010	325	365
British Telecommunications PLC	8.875%	12/15/2030	300	401
CBS Corp.	7.700%	7/30/2010	125	134
CBS Corp.	6.625%	5/15/2011	125	130
CenturyTel, Inc.	5.000%	2/15/2015	50	45
Cingular Wireless LLC	7.125%	12/15/2031	150	165
Clear Channel Communications, Inc.	7.650%	9/15/2010	250	264
Clear Channel Communications, Inc.	5.000%	3/15/2012	75	71
Clear Channel Communications, Inc.	5.500%	9/15/2014	125	116
Comcast Cable Communications Holdings Inc.	8.375%	3/15/2013	150	171
Comcast Cable Communications Holdings Inc.	9.455%	11/15/2022	139	180
Comcast Cable Communications, Inc.	6.875%	6/15/2009	300	312
Comcast Cable Communications, Inc.	6.750%	1/30/2011	75	79
Comcast Cable Communications, Inc.	8.875%	5/1/2017	500	605
Comcast Corp.	5.850%	1/15/2010	800	812
Comcast Corp.	5.500%	3/15/2011	50	50
Comcast Corp.	4.950%	6/15/2016	75	70
Comcast Corp.	6.500%	11/15/2035	125	126
Comcast Corp.	6.450%	3/15/2037	75	75
Cox Communications, Inc.	6.750%	3/15/2011	400	417
Cox Communications, Inc.	5.450%	12/15/2014	400	386
Cox Communications, Inc.	5.500%	10/1/2015	125	120
Deutsche Telekom International Finance	3.875%	7/22/2008	100	98
Deutsche Telekom International Finance	8.000%	6/15/2010	525	573
Deutsche Telekom International Finance	8.250%	6/15/2030	425	517
Embarq Corp.	7.082%	6/1/2016	200	204
Embarq Corp.	7.995%	6/1/2036	50	53
France Telecom	7.750%	3/1/2011	200	219
France Telecom	8.500%	3/1/2031	425	555
Gannett Co., Inc.	6.375%	4/1/2012	150	155
Grupo Televisa SA	6.625%	3/18/2025	100	102
Koninklijke KPN NV	8.000%	10/1/2010	75	81
New Cingular Wireless Services	7.875%	3/1/2011	550	603
New Cingular Wireless Services	8.125%	5/1/2012	250	282
New Cingular Wireless Services	8.750%	3/1/2031	125	160
News America Holdings, Inc.	9.250%	2/1/2013	100	118
News America Holdings, Inc.	8.150%	10/17/2036	175	206
News America Inc.	5.300%	12/15/2014	100	98
News America Inc.	6.200%	12/15/2034	25	24
News America Inc.	6.400%	12/15/2035	165	162
Nextel Communications	6.875%	10/31/2013	150	153
Nextel Communications	5.950%	3/15/2014	105	103
Nextel Communications	7.375%	8/1/2015	180	187
Omnicom Group Inc.	5.900%	4/15/2016	25	25
Pacific Bell	7.125%	3/15/2026	50	54
R.R. Donnelley & Sons Co.	3.750%	4/1/2009	50	48
R.R. Donnelley & Sons Co.	4.950%	5/15/2010	75	73
R.R. Donnelley & Sons Co.	4.950%	4/1/2014	25	22
R.R. Donnelley & Sons Co.	5.500%	5/15/2015	50	46
Reed Elsevier Capital	4.625%	6/15/2012	25	24
Sprint Capital Corp.	6.125%	11/15/2008	275	279
Sprint Capital Corp.	7.625%	1/30/2011	325	350
Sprint Capital Corp.	6.875%	11/15/2028	200	202
Sprint Capital Corp.	8.750%	3/15/2032	275	336
Telecom Italia Capital	4.000%	11/15/2008	135	131
Telecom Italia Capital	4.875%	10/1/2010	100	97
Telecom Italia Capital	6.200%	7/18/2011	100	101
Telecom Italia Capital	5.250%	11/15/2013	145	138
Telecom Italia Capital	4.950%	9/30/2014	150	137
Telecom Italia Capital	5.250%	10/1/2015	375	348
Telecom Italia Capital	6.375%	11/15/2033	35	33
Telecom Italia Capital	7.200%	7/18/2036	100	103
Tele-Communications, Inc.	7.875%	8/1/2013	50	56
Telefonica Emisiones SAU	5.984%	6/20/2011	350	357
Telefonica Emisiones SAU	6.421%	6/20/2016	325	335
Telefonica Emisiones SAU	7.045%	6/20/2036	225	238
Telefonica Europe BV	7.750%	9/15/2010	125	135
Telefonica Europe BV	8.250%	9/15/2030	200	237
Telefonos de Mexico SA	4.750%	1/27/2010	125	123
Telefonos de Mexico SA	5.500%	1/27/2015	125	122
Telus Corp.	8.000%	6/1/2011	125	138
Thomson Corp.	5.750%	2/1/2008	100	100
Thomson Corp.	5.500%	8/15/2035	200	183
Time Warner Entertainment	7.250%	9/1/2008	50	52
Time Warner Entertainment	8.375%	3/15/2023	175	200
US Cellular	6.700%	12/15/2033	75	72
Verizon Global Funding Corp.	4.000%	1/15/2008	200	197
Verizon Global Funding Corp.	7.250%	12/1/2010	300	322
Verizon Global Funding Corp.	6.875%	6/15/2012	900	964
Verizon Global Funding Corp.	7.750%	12/1/2030	125	144
Verizon Global Funding Corp.	5.850%	9/15/2035	425	401
Verizon New England, Inc.	6.500%	9/15/2011	200	206
Verizon New Jersey, Inc.	5.875%	1/17/2012	100	101
Verizon New York, Inc.	6.875%	4/1/2012	75	78
Verizon Virginia, Inc.	4.625%	3/15/2013	100	93
Vodafone AirTouch PLC	7.750%	2/15/2010	50	54
Vodafone AirTouch PLC	7.875%	2/15/2030	50	59
Vodafone Group PLC	3.950%	1/30/2008	200	197
Vodafone Group PLC	5.000%	12/16/2013	225	216
Vodafone Group PLC	5.375%	1/30/2015	350	341
Vodafone Group PLC	5.000%	9/15/2015	200	189
Vodafone Group PLC	5.750%	3/15/2016	50	50
WPP Finance USA Corp.	5.875%	6/15/2014	75	75
Consumer Cyclical (1.5%)
Brinker International	5.750%	6/1/2014	50	49
Centex Corp.	5.450%	8/15/2012	75	73
Centex Corp.	5.125%	10/1/2013	50	47
Centex Corp.	6.500%	5/1/2016	125	126
Chrysler Corp.	7.450%	3/1/2027	50	53
CVS Corp.	4.000%	9/15/2009	75	72
CVS Corp.	5.750%	8/15/2011	150	152
CVS Corp.	4.875%	9/15/2014	75	71
CVS Corp.	6.125%	8/15/2016	150	153
D.R. Horton, Inc.	4.875%	1/15/2010	75	73
D.R. Horton, Inc.	6.000%	4/15/2011	75	75
D.R. Horton, Inc.	5.250%	2/15/2015	220	201
D.R. Horton, Inc.	6.500%	4/15/2016	200	196
DaimlerChrysler North America Holding Corp.	4.750%	1/15/2008	250	248
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	250	244
DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009	25	26
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	175	170
DaimlerChrysler North America Holding Corp.	5.875%	3/15/2011	600	601
DaimlerChrysler North America Holding Corp.	5.750%	9/8/2011	400	398
DaimlerChrysler North America Holding Corp.	7.300%	1/15/2012	625	663
DaimlerChrysler North America Holding Corp.	6.500%	11/15/2013	125	128
Federated Department Stores, Inc.	6.300%	4/1/2009	25	25
Federated Department Stores, Inc.	6.625%	4/1/2011	275	285
Federated Department Stores, Inc.	6.790%	7/15/2027	50	50
Harrah's Operating Co., Inc.	5.375%	12/15/2013	250	234
Harrah's Operating Co., Inc.	5.625%	6/1/2015	200	186
Harrah's Operating Co., Inc.	6.500%	6/1/2016	100	98
Harrah's Operating Co., Inc.	5.750%	10/1/2017	125	114
Home Depot Inc.	3.750%	9/15/2009	150	145
Home Depot Inc.	4.625%	8/15/2010	200	196
Home Depot Inc.	5.400%	3/1/2016	325	323
J.C. Penney Co., Inc.	8.000%	3/1/2010	150	161
J.C. Penney Co., Inc.	7.950%	4/1/2017	75	86
J.C. Penney Co., Inc.	7.400%	4/1/2037	200	216
Johnson Controls, Inc.	5.250%	1/15/2011	75	74
Johnson Controls, Inc.	6.000%	1/15/2036	25	24
Kohl's Corp.	6.000%	1/15/2033	100	97
4 Lennar Corp.	5.950%	10/17/2011	200	200
Lennar Corp.	5.600%	5/31/2015	225	214
Lowe's Cos., Inc.	5.000%	10/15/2015	150	146
Lowe's Cos., Inc.	6.875%	2/15/2028	25	29
Lowe's Cos., Inc.	6.500%	3/15/2029	200	219
Marriott International	4.625%	6/15/2012	100	95
Marriott International	6.200%	6/15/2016	25	26
May Department Stores Co.	5.750%	7/15/2014	50	49
2 May Department Stores Co.	9.750%	2/15/2021	73	86
May Department Stores Co.	6.650%	7/15/2024	75	74
May Department Stores Co.	6.700%	7/15/2034	100	99
MDC Holdings Inc.	5.500%	5/15/2013	75	70
Pulte Homes, Inc.	4.875%	7/15/2009	175	172
Pulte Homes, Inc.	6.000%	2/15/2035	50	45
Sabre Holdings	6.350%	3/15/2016	25	25
Target Corp.	3.375%	3/1/2008	125	122
Target Corp.	5.400%	10/1/2008	250	252
Target Corp.	7.500%	8/15/2010	75	81
Target Corp.	5.875%	3/1/2012	200	206
Target Corp.	4.000%	6/15/2013	200	186
Target Corp.	5.875%	7/15/2016	100	104
Target Corp.	7.000%	7/15/2031	25	29
Target Corp.	6.350%	11/1/2032	75	81
The Walt Disney Co.	5.700%	7/15/2011	275	280
The Walt Disney Co.	6.375%	3/1/2012	150	157
The Walt Disney Co.	5.625%	9/15/2016	150	151
Time Warner, Inc.	6.875%	5/1/2012	75	79
Time Warner, Inc.	9.150%	2/1/2023	195	239
Time Warner, Inc.	6.625%	5/15/2029	175	175
Time Warner, Inc.	7.625%	4/15/2031	150	165
Time Warner, Inc.	7.700%	5/1/2032	225	251
Toll Brothers, Inc.	5.150%	5/15/2015	100	89
Toyota Motor Credit Corp.	4.250%	3/15/2010	525	512
Toyota Motor Credit Corp.	5.450%	5/18/2011	125	127
4 Viacom Inc.	5.750%	4/30/2011	175	174
4 Viacom Inc.	6.250%	4/30/2016	50	50
4 Viacom Inc.	6.875%	4/30/2036	250	247
Wal-Mart Stores, Inc.	3.375%	10/1/2008	475	459
Wal-Mart Stores, Inc.	6.875%	8/10/2009	250	262
Wal-Mart Stores, Inc.	4.000%	1/15/2010	175	169
Wal-Mart Stores, Inc.	4.125%	7/1/2010	90	87
Wal-Mart Stores, Inc.	4.750%	8/15/2010	60	59
Wal-Mart Stores, Inc.	4.125%	2/15/2011	25	24
Wal-Mart Stores, Inc.	4.550%	5/1/2013	200	192
Wal-Mart Stores, Inc.	4.500%	7/1/2015	325	308
Wal-Mart Stores, Inc.	7.550%	2/15/2030	100	123
Wal-Mart Stores, Inc.	5.250%	9/1/2035	75	70
Yum! Brands, Inc.	8.875%	4/15/2011	175	198
Yum! Brands, Inc.	7.700%	7/1/2012	50	55
Yum! Brands, Inc.	6.250%	4/15/2016	100	103
Consumer Noncyclical (1.8%)
Abbott Laboratories	3.500%	2/17/2009	125	121
Abbott Laboratories	5.375%	5/15/2009	150	151
Abbott Laboratories	5.600%	5/15/2011	150	153
Abbott Laboratories	4.350%	3/15/2014	225	212
Abbott Laboratories	5.875%	5/15/2016	75	78
4 Allergan Inc.	5.750%	4/1/2016	25	25
Altria Group, Inc.	5.625%	11/4/2008	125	126
Altria Group, Inc.	7.000%	11/4/2013	50	55
AmerisourceBergen Corp.	5.875%	9/15/2015	150	147
Amgen Inc.	4.000%	11/18/2009	175	170
Amgen Inc.	4.850%	11/18/2014	100	97
Anheuser-Busch Cos., Inc.	6.000%	4/15/2011	250	259
Anheuser-Busch Cos., Inc.	7.125%	7/1/2017	150	155
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	150	172
Archer-Daniels-Midland Co.	7.500%	3/15/2027	200	240
Archer-Daniels-Midland Co.	5.375%	9/15/2035	100	96
AstraZeneca PLC	5.400%	6/1/2014	75	75
Baxter Finco, BV	4.750%	10/15/2010	175	172
Baxter International, Inc.	5.900%	9/1/2016	150	154
Boston Scientific	6.000%	6/15/2011	100	101
Boston Scientific	5.450%	6/15/2014	225	214
Boston Scientific	6.400%	6/15/2016	75	75
Boston Scientific	7.000%	11/15/2035	50	50
Bottling Group LLC	4.625%	11/15/2012	200	194
Bottling Group LLC	5.500%	4/1/2016	200	202
Bristol-Myers Squibb Co.	5.750%	10/1/2011	150	153
Bristol-Myers Squibb Co.	7.150%	6/15/2023	300	340
Bunge Ltd. Finance Corp.	4.375%	12/15/2008	50	49
Bunge Ltd. Finance Corp.	5.100%	7/15/2015	25	23
Campbell Soup Co.	6.750%	2/15/2011	100	106
Cardinal Health, Inc.	4.000%	6/15/2015	50	44
Cardinal Health, Inc.	5.850%	12/15/2017	275	274
Cia. Brasil de Bebidas AmBev	10.500%	12/15/2011	100	120
Cia. Brasil de Bebidas AmBev	8.750%	9/15/2013	100	115
Clorox Co.	4.200%	1/15/2010	175	170
Clorox Co.	5.000%	1/15/2015	50	49
Coca-Cola Enterprises Inc.	5.750%	11/1/2008	150	152
Coca-Cola Enterprises Inc.	8.500%	2/1/2022	50	64
Coca-Cola Enterprises Inc.	8.000%	9/15/2022	200	245
Coca-Cola HBC Finance	5.125%	9/17/2013	100	99
ConAgra Foods, Inc.	7.875%	9/15/2010	234	255
Diageo Finance BV	5.300%	10/28/2015	75	74
Eli Lilly & Co.	6.000%	3/15/2012	50	52
Fortune Brands Inc.	5.125%	1/15/2011	275	270
Fortune Brands Inc.	5.375%	1/15/2016	375	358
Fortune Brands Inc.	5.875%	1/15/2036	50	47
Genentech Inc.	4.750%	7/15/2015	25	24
Genentech Inc.	5.250%	7/15/2035	75	71
General Mills, Inc.	6.000%	2/15/2012	33	34
Gillette Co.	3.800%	9/15/2009	100	96
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	375	355
Grand Metropolitan Investment Corp.	9.000%	8/15/2011	400	462
H.J. Heinz Co.	6.750%	3/15/2032	225	235
Health Management Associates Inc.	6.125%	4/15/2016	75	72
Hershey Foods Corp.	5.300%	9/1/2011	50	50
Hershey Foods Corp.	5.450%	9/1/2016	50	50
Hospira, Inc.	4.950%	6/15/2009	75	74
Hospira, Inc.	5.900%	6/15/2014	75	74
Johnson & Johnson	3.800%	5/15/2013	75	70
Johnson & Johnson	6.950%	9/1/2029	25	30
Johnson & Johnson	4.950%	5/15/2033	50	47
Kellogg Co.	2.875%	6/1/2008	250	241
Kellogg Co.	6.600%	4/1/2011	220	231
Kimberly-Clark Corp.	4.875%	8/15/2015	200	194
Kimberly-Clark Corp.	6.250%	7/15/2018	50	54
Kraft Foods, Inc.	4.125%	11/12/2009	425	412
Kraft Foods, Inc.	5.625%	11/1/2011	50	50
Kraft Foods, Inc.	6.250%	6/1/2012	100	104
Kraft Foods, Inc.	5.250%	10/1/2013	25	25
Kraft Foods, Inc.	6.500%	11/1/2031	200	216
Kroger Co.	6.800%	4/1/2011	225	236
Kroger Co.	6.750%	4/15/2012	225	236
Kroger Co.	6.200%	6/15/2012	250	256
Kroger Co.	8.000%	9/15/2029	125	143
Laboratory Corp. of America	5.625%	12/15/2015	75	73
Medtronic Inc.	4.375%	9/15/2010	75	73
Medtronic Inc.	4.750%	9/15/2015	100	95
Merck & Co.	4.375%	2/15/2013	200	190
Merck & Co.	4.750%	3/1/2015	50	48
Merck & Co.	6.400%	3/1/2028	50	53
Merck & Co.	5.950%	12/1/2028	75	76
Molson Coors Capital Finance	4.850%	9/22/2010	50	49
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	125	144
PepsiAmericas Inc.	5.000%	5/15/2017	100	95
Pfizer, Inc.	4.500%	2/15/2014	250	242
Philip Morris Cos., Inc.	7.650%	7/1/2008	50	52
Philip Morris Cos., Inc.	7.750%	1/15/2027	175	212
Procter & Gamble Co.	6.875%	9/15/2009	100	105
Procter & Gamble Co.	4.950%	8/15/2014	50	49
Procter & Gamble Co.	6.450%	1/15/2026	75	83
Procter & Gamble Co.	5.500%	2/1/2034	25	25
2 Procter & Gamble Co. ESOP	9.360%	1/1/2021	492	619
Quest Diagnostic, Inc.	5.450%	11/1/2015	200	195
Safeway, Inc.	6.500%	3/1/2011	200	207
Safeway, Inc.	7.250%	2/1/2031	50	54
Schering-Plough Corp.	5.550%	12/1/2013	100	100
Schering-Plough Corp.	6.750%	12/1/2033	75	83
Sysco Corp.	5.375%	9/21/2035	100	95
Teva Pharmaceutical Finance LLC	6.150%	2/1/2036	150	145
Unilever Capital Corp.	7.125%	11/1/2010	350	374
Unilever Capital Corp.	5.900%	11/15/2032	50	50
Universal Health Services, Inc.	7.125%	6/30/2016	25	26
4 Western Union Co.	5.930%	10/1/2016	25	25
Wm. Wrigley Jr. Co.	4.300%	7/15/2010	125	121
Wm. Wrigley Jr. Co.	4.650%	7/15/2015	125	119
Wyeth	4.375%	3/1/2008	250	247
Wyeth	5.500%	3/15/2013	275	276
Wyeth	5.500%	2/1/2014	50	50
Wyeth	6.450%	2/1/2024	100	106
Wyeth	6.500%	2/1/2034	100	108
Wyeth	6.000%	2/15/2036	125	127
Energy (0.8%)
Alberta Energy Co. Ltd.	7.375%	11/1/2031	125	142
Amerada Hess Corp.	6.650%	8/15/2011	100	105
Amerada Hess Corp.	7.875%	10/1/2029	150	177
Anadarko Finance Co.	6.750%	5/1/2011	25	26
Anadarko Petroleum Corp.	5.950%	9/15/2016	350	353
Anadarko Petroleum Corp.	6.450%	9/15/2036	225	229
Baker Hughes, Inc.	6.875%	1/15/2029	100	113
Burlington Resources, Inc.	6.680%	2/15/2011	50	53
Burlington Resources, Inc.	7.400%	12/1/2031	175	212
Canadian Natural Resources	5.450%	10/1/2012	50	49
Canadian Natural Resources	4.900%	12/1/2014	150	142
Canadian Natural Resources	6.000%	8/15/2016	125	127
Canadian Natural Resources	7.200%	1/15/2032	225	253
Canadian Natural Resources	6.450%	6/30/2033	100	102
Canadian Natural Resources	6.500%	2/15/2037	125	127
ChevronTexaco Capital Co.	3.375%	2/15/2008	150	147
Conoco Funding Co.	6.350%	10/15/2011	275	290
Conoco Funding Co.	7.250%	10/15/2031	75	89
Devon Financing Corp.	6.875%	9/30/2011	250	266
Devon Financing Corp.	7.875%	9/30/2031	125	152
Diamond Offshore Drilling	4.875%	7/1/2015	25	24
Encana Corp.	4.600%	8/15/2009	100	98
Encana Corp.	4.750%	10/15/2013	25	24
Encana Holdings Finance Corp.	5.800%	5/1/2014	100	100
Halliburton Co.	5.500%	10/15/2010	150	151
Husky Energy Inc.	6.150%	6/15/2019	100	102
Marathon Oil Corp.	6.125%	3/15/2012	100	104
Marathon Oil Corp.	6.800%	3/15/2032	50	55
Nexen, Inc.	5.050%	11/20/2013	50	48
Nexen, Inc.	7.875%	3/15/2032	50	59
Noble Corp.	5.875%	6/1/2013	100	102
Norsk Hydro	7.250%	9/23/2027	150	175
Occidental Petroleum	6.750%	1/15/2012	250	267
Occidental Petroleum	7.200%	4/1/2028	150	173
Ocean Energy, Inc.	4.375%	10/1/2007	100	99
Ocean Energy, Inc.	7.250%	10/1/2011	75	81
Petro-Canada	7.875%	6/15/2026	25	29
Petro-Canada	7.000%	11/15/2028	100	108
Petro-Canada	5.350%	7/15/2033	150	132
Petro-Canada	5.950%	5/15/2035	125	119
Phillips Petroleum Co.	8.750%	5/25/2010	450	502
Questar Market Resources	6.050%	9/1/2016	100	102
Shell International Finance	5.625%	6/27/2011	25	26
Suncor Energy, Inc.	5.950%	12/1/2034	75	76
Sunoco, Inc.	4.875%	10/15/2014	50	47
Talisman Energy, Inc.	5.125%	5/15/2015	50	48
Talisman Energy, Inc.	5.850%	2/1/2037	125	117
Tosco Corp.	8.125%	2/15/2030	100	130
Transocean Sedco Forex, Inc.	7.500%	4/15/2031	175	206
Valero Energy Corp.	7.500%	4/15/2032	225	260
Weatherford International Inc.	6.500%	8/1/2036	175	179
XTO Energy, Inc.	6.250%	4/15/2013	175	181
XTO Energy, Inc.	5.000%	1/31/2015	50	48
Technology (0.4%)
Cisco Systems Inc.	5.250%	2/22/2011	500	502
Cisco Systems Inc.	5.500%	2/22/2016	200	201
Electronic Data Systems	7.125%	10/15/2009	50	52
Electronic Data Systems	6.500%	8/1/2013	50	51
Electronic Data Systems	7.450%	10/15/2029	25	27
First Data Corp.	3.375%	8/1/2008	200	194
First Data Corp.	3.900%	10/1/2009	25	24
First Data Corp.	4.500%	6/15/2010	125	122
First Data Corp.	5.625%	11/1/2011	25	26
First Data Corp.	4.850%	10/1/2014	75	72
First Data Corp.	4.950%	6/15/2015	50	48
Harris Corp.	5.000%	10/1/2015	125	118
Hewlett-Packard Co.	3.625%	3/15/2008	400	391
International Business Machines Corp.	5.375%	2/1/2009	25	25
International Business Machines Corp.	4.375%	6/1/2009	150	148
International Business Machines Corp.	6.220%	8/1/2027	75	79
International Business Machines Corp.	7.125%	12/1/2096	250	290
Motorola, Inc.	7.625%	11/15/2010	19	21
Motorola, Inc.	8.000%	11/1/2011	25	28
Motorola, Inc.	7.500%	5/15/2025	75	87
Motorola, Inc.	6.500%	9/1/2025	125	131
Oracle Corp.	5.000%	1/15/2011	100	99
Oracle Corp.	5.250%	1/15/2016	275	270
Pitney Bowes, Inc.	4.875%	8/15/2014	325	314
Pitney Bowes, Inc.	4.750%	1/15/2016	100	95
Science Applications International Corp.	6.250%	7/1/2012	25	26
Science Applications International Corp.	5.500%	7/1/2033	25	22
Transportation (0.5%)
2 American Airlines, Inc.	6.855%	4/15/2009	107	109
American Airlines, Inc.	7.024%	10/15/2009	125	128
American Airlines, Inc.	7.858%	10/1/2011	75	80
Burlington Northern Santa Fe Corp.	6.750%	7/15/2011	190	202
Burlington Northern Santa Fe Corp.	6.200%	8/15/2036	250	260
Canadian National Railway Co.	5.800%	6/1/2016	100	103
Canadian National Railway Co.	6.800%	7/15/2018	250	280
Canadian National Railway Co.	6.200%	6/1/2036	75	80
Canadian Pacific Rail	6.250%	10/15/2011	175	182
CNF, Inc.	6.700%	5/1/2034	75	74
Continental Airlines, Inc.	6.563%	2/15/2012	200	205
2 Continental Airlines, Inc.	6.648%	9/15/2017	128	130
CSX Corp.	6.300%	3/15/2012	250	260
CSX Corp.	6.000%	10/1/2036	200	202
4 ERAC USA Finance Co.	7.350%	6/15/2008	150	155
FedEx Corp.	5.500%	8/15/2009	150	151
Norfolk Southern Corp.	6.200%	4/15/2009	75	77
Norfolk Southern Corp.	6.750%	2/15/2011	75	79
Norfolk Southern Corp.	7.700%	5/15/2017	450	527
Norfolk Southern Corp.	7.800%	5/15/2027	50	62
Norfolk Southern Corp.	7.900%	5/15/2097	50	62
Ryder System Inc.	5.950%	5/2/2011	75	76
Southwest Airlines Co.	6.500%	3/1/2012	250	262
Union Pacific Corp.	6.125%	1/15/2012	25	26
Union Pacific Corp.	6.500%	4/15/2012	175	185
Union Pacific Corp.	7.125%	2/1/2028	150	172
Other (0.0%)
Black & Decker Corp.	4.750%	11/1/2014	175	163
Cooper Industries, Inc.	5.250%	11/15/2012	100	99
Dover Corp.	4.875%	10/15/2015	50	48
Rockwell International Corp.	6.700%	1/15/2028	50	55

				81,366

Utilities (2.0%)
Electric (1.5%)
AEP Texas Central Co.	6.650%	2/15/2033	200	212
Alabama Power Co.	3.500%	11/15/2007	275	269
Alabama Power Co.	5.500%	10/15/2017	100	100
American Electric Power Co., Inc.	5.375%	3/15/2010	150	150
Arizona Public Service Co.	5.800%	6/30/2014	75	75
Boston Edison Co.	4.875%	4/15/2014	50	49
Carolina Power & Light Co.	5.125%	9/15/2013	175	172
CenterPoint Energy Houston	5.700%	3/15/2013	300	303
CenterPoint Energy Houston	6.950%	3/15/2033	50	55
Cincinnati Gas & Electric Co.	5.700%	9/15/2012	75	76
Commonwealth Edison Co.	6.150%	3/15/2012	75	77
Connecticut Light & Power Co.	6.350%	6/1/2036	175	188
Consolidated Edison Co. of New York	4.875%	2/1/2013	75	73
Consolidated Edison Co. of New York	5.500%	9/15/2016	100	100
Consolidated Edison Co. of New York	5.300%	3/1/2035	100	92
Consolidated Edison Co. of New York	6.200%	6/15/2036	75	79
Constellation Energy Group, Inc.	7.000%	4/1/2012	50	54
Constellation Energy Group, Inc.	4.550%	6/15/2015	150	138
Constellation Energy Group, Inc.	7.600%	4/1/2032	25	30
Consumers Energy Co.	4.250%	4/15/2008	75	74
Consumers Energy Co.	4.800%	2/17/2009	150	148
Consumers Energy Co.	5.375%	4/15/2013	75	74
Detroit Edison Co.	6.125%	10/1/2010	75	77
Dominion Resources, Inc.	5.150%	7/15/2015	425	408
Dominion Resources, Inc.	6.300%	3/15/2033	100	100
Dominion Resources, Inc.	5.950%	6/15/2035	100	97
Dominion Resources, Inc.	6.300%	9/30/2066	75	74
DTE Energy Co.	7.050%	6/1/2011	100	106
Duke Capital Corp.	6.750%	2/15/2032	50	53
Duke Energy Corp.	6.250%	1/15/2012	400	418
Duke Energy Corp.	6.000%	12/1/2028	100	101
El Paso Electric Co.	6.000%	5/15/2035	50	49
Empresa Nacional Electric	8.350%	8/1/2013	100	113
Energy East Corp.	6.750%	6/15/2012	150	158
Energy East Corp.	6.750%	7/15/2036	75	79
Entergy Gulf States, Inc.	3.600%	6/1/2008	100	97
Exelon Corp.	4.900%	6/15/2015	200	189
FirstEnergy Corp.	6.450%	11/15/2011	175	183
FirstEnergy Corp.	7.375%	11/15/2031	200	231
Florida Power & Light Co.	5.625%	4/1/2034	25	25
Florida Power & Light Co.	4.950%	6/1/2035	175	156
Florida Power & Light Co.	5.400%	9/1/2035	75	72
4 Florida Power & Light Co.	6.200%	6/1/2036	50	53
FPL Group Capital, Inc.	7.375%	6/1/2009	250	263
FPL Group Capital, Inc.	5.625%	9/1/2011	50	50
FPL Group Capital, Inc.	6.350%	10/1/2016	75	76
Jersey Central Power & Light	5.625%	5/1/2016	125	124
Kansas City Power & Light	6.050%	11/15/2035	50	49
MidAmerican Energy Co.	6.750%	12/30/2031	125	140
MidAmerican Energy Co.	5.750%	11/1/2035	250	249
4 MidAmerican Energy Holdings Co.	6.125%	4/1/2036	650	654
National Grid PLC	6.300%	8/1/2016	250	260
National Rural Utilities Cooperative Finance Corp.	3.875%	2/15/2008	200	197
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/2012	125	137
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/2014	175	169
NiSource Finance Corp.	7.875%	11/15/2010	100	108
NiSource Finance Corp.	5.250%	9/15/2017	150	140
Northern States Power Co.	6.250%	6/1/2036	50	53
Ohio Edison	6.400%	7/15/2016	175	184
Ohio Power Co.	6.000%	6/1/2016	75	77
Oncor Electric Delivery Co.	6.375%	1/15/2015	75	78
Oncor Electric Delivery Co.	7.250%	1/15/2033	125	142
Pacific Gas & Electric Co.	3.600%	3/1/2009	175	169
Pacific Gas & Electric Co.	4.200%	3/1/2011	50	48
Pacific Gas & Electric Co.	4.800%	3/1/2014	375	362
Pacific Gas & Electric Co.	6.050%	3/1/2034	300	302
PacifiCorp	7.700%	11/15/2031	100	123
PacifiCorp	5.250%	6/15/2035	100	92
Pepco Holdings, Inc.	6.450%	8/15/2012	75	78
Pepco Holdings, Inc.	7.450%	8/15/2032	50	57
PPL Electric Utilities Corp.	6.250%	8/15/2009	200	206
PPL Energy Supply LLC	6.400%	11/1/2011	50	52
PPL Energy Supply LLC	6.200%	5/15/2016	50	52
Progress Energy, Inc.	7.100%	3/1/2011	650	695
Progress Energy, Inc.	6.850%	4/15/2012	25	27
Progress Energy, Inc.	7.000%	10/30/2031	25	28
PSE&G Power LLC	6.950%	6/1/2012	150	159
PSE&G Power LLC	8.625%	4/15/2031	100	130
PSI Energy Inc.	5.000%	9/15/2013	125	121
Public Service Co. of Colorado	4.375%	10/1/2008	250	246
Public Service Co. of Colorado	7.875%	10/1/2012	125	141
Puget Sound Energy Inc.	5.483%	6/1/2035	25	23
Puget Sound Energy Inc.	6.274%	3/15/2037	125	127
SCANA Corp.	6.875%	5/15/2011	225	239
South Carolina Electric & Gas Co.	5.300%	5/15/2033	100	94
Southern California Edison Co.	5.000%	1/15/2014	200	195
Southern California Edison Co.	4.650%	4/1/2015	75	71
Southern California Edison Co.	5.000%	1/15/2016	50	48
Southern California Edison Co.	6.650%	4/1/2029	75	81
Southern California Edison Co.	5.750%	4/1/2035	75	74
Southern California Edison Co.	5.350%	7/15/2035	100	94
Southern California Edison Co.	5.625%	2/1/2036	100	97
Tampa Electric Co.	6.550%	5/15/2036	100	108
TXU Energy Co.	7.000%	3/15/2013	100	105
Union Electric Co.	5.400%	2/1/2016	100	99
United Utilities PLC	5.375%	2/1/2019	175	167
Virginia Electric & Power Co.	6.000%	1/15/2036	50	50
Xcel Energy, Inc.	7.000%	12/1/2010	75	79
Xcel Energy, Inc.	6.500%	7/1/2036	100	106
Natural Gas (0.5%)
AGL Capital Corp.	7.125%	1/14/2011	50	53
Atmos Energy Corp.	4.000%	10/15/2009	125	120
Atmos Energy Corp.	4.950%	10/15/2014	50	47
Boardwalk Pipelines LLC	5.500%	2/1/2017	100	97
CenterPoint Energy Resources	6.150%	5/1/2016	75	77
Consolidated Natural Gas	6.850%	4/15/2011	100	105
Consolidated Natural Gas	5.000%	12/1/2014	225	214
Energy Transfer Partners LP	5.650%	8/1/2012	100	99
Energy Transfer Partners LP	5.950%	2/1/2015	75	75
* Enron Corp.	9.125%	4/1/2003	500	183
* Enron Corp.	7.125%	5/15/2007	150	55
* Enron Corp.	6.875%	10/15/2007	500	183
Enterprise Products Operating LP	4.950%	6/1/2010	100	98
Enterprise Products Operating LP	5.600%	10/15/2014	100	98
Enterprise Products Operating LP	6.875%	3/1/2033	50	52
* HNG Internorth	9.625%	3/15/2006	500	183
Kinder Morgan Energy Partners LP	7.125%	3/15/2012	100	106
Kinder Morgan Energy Partners LP	7.300%	8/15/2033	250	271
Kinder Morgan Energy Partners LP	5.800%	3/15/2035	50	45
Kinder Morgan, Inc.	6.500%	9/1/2012	125	125
Kinder Morgan, Inc.	6.400%	1/5/2036	75	67
KN Energy, Inc.	7.250%	3/1/2028	150	145
Magellan Midstream Partners, LP	5.650%	10/15/2016	75	74
ONEOK Inc.	5.200%	6/15/2015	75	70
ONEOK Inc.	6.000%	6/15/2035	75	68
ONEOK Partners, LP	5.900%	4/1/2012	100	101
ONEOK Partners, LP	6.150%	10/1/2016	150	152
ONEOK Partners, LP	6.650%	10/1/2036	425	431
San Diego Gas & Electric	5.350%	5/15/2035	25	24
Sempra Energy	7.950%	3/1/2010	100	108
Texas Gas Transmission	4.600%	6/1/2015	100	93
Trans-Canada Pipelines	5.600%	3/31/2034	150	142
Trans-Canada Pipelines	5.850%	3/15/2036	50	50
*4 Yosemite Security Trust	8.250%	11/15/2004	775	519

				17,852

Total Corporate Bonds
(Cost $249,775)				248,080

Sovereign Bonds (U.S. Dollar-Denominated) (2.9%)

Bayerische Landesbank	2.875%	10/15/2008	150	143
Canadian Government	5.250%	11/5/2008	100	101
Canadian Mortgage & Housing	2.950%	6/2/2008	100	97
China Development Bank	4.750%	10/8/2014	100	96
China Development Bank	5.000%	10/15/2015	100	97
Corp. Andina de Fomento	5.200%	5/21/2013	125	122
Development Bank of Japan	4.250%	6/9/2015	50	47
Eksportfinans	4.750%	12/15/2008	250	248
Eksportfinans	5.500%	5/25/2016	450	464
European Investment Bank	3.125%	10/15/2007	200	197
European Investment Bank	3.500%	3/14/2008	450	442
European Investment Bank	3.875%	8/15/2008	600	590
European Investment Bank	4.000%	3/3/2010	675	656
European Investment Bank	5.250%	6/15/2011	400	406
European Investment Bank	4.625%	5/15/2014	175	171
European Investment Bank	4.875%	2/16/2016	225	223
Export-Import Bank of Korea	4.500%	8/12/2009	200	196
Export-Import Bank of Korea	4.625%	3/16/2010	100	98
Federation of Malaysia	8.750%	6/1/2009	400	434
Federation of Malaysia	7.500%	7/15/2011	75	82
Hellenic Republic	6.950%	3/4/2008	125	128
Instituto de Credito Oficial	6.000%	5/19/2008	150	153
Inter-American Development Bank	6.375%	10/22/2007	250	254
Inter-American Development Bank	5.625%	4/16/2009	750	764
Inter-American Development Bank	8.500%	3/15/2011	130	148
Inter-American Development Bank	7.000%	6/15/2025	100	120
International Bank for Reconstruction & Development	4.125%	6/24/2009	550	541
International Bank for Reconstruction & Development	4.125%	8/12/2009	525	516
International Finance Corp.	3.000%	4/15/2008	300	291
Japan Bank International	4.750%	5/25/2011	175	173
Japan Finance Corp.	5.875%	3/14/2011	100	104
Japan Finance Corp.	4.625%	4/21/2015	100	97
Korea Development Bank	3.875%	3/2/2009	100	97
Korea Development Bank	4.750%	7/20/2009	200	197
Korea Development Bank	4.625%	9/16/2010	100	98
Korea Development Bank	5.750%	9/10/2013	250	253
Korea Electric Power	7.750%	4/1/2013	175	197
Kreditanstalt fur Wiederaufbau	4.625%	11/17/2008	400	398
Kreditanstalt fur Wiederaufbau	5.250%	5/19/2009	125	126
Kreditanstalt fur Wiederaufbau	4.250%	6/15/2010	1,350	1,321
Kreditanstalt fur Wiederaufbau	5.125%	3/14/2016	75	76
Landeskreditbank Baden-Wuerttemberg - Foerderbank	4.250%	9/15/2010	75	73
Landwirtschaftliche Rentenbank	3.375%	11/15/2007	500	492
Landwirtschaftliche Rentenbank	3.250%	6/16/2008	100	97
Landwirtschaftliche Rentenbank	3.625%	10/20/2009	50	48
Landwirtschaftliche Rentenbank	5.250%	7/15/2011	150	152
Landwirtschaftliche Rentenbank	4.875%	11/16/2015	100	98
Nordic Investment Bank	3.125%	4/24/2008	150	146
Pemex Project Funding Master Trust	8.500%	2/15/2008	150	155
Pemex Project Funding Master Trust	6.125%	8/15/2008	125	126
Pemex Project Funding Master Trust	7.875%	2/1/2009	250	262
Pemex Project Funding Master Trust	5.750%	12/15/2015	250	244
Pemex Project Funding Master Trust	8.625%	2/1/2022	400	480
4 Pemex Project Funding Master Trust	6.625%	6/15/2035	50	49
Pemex Project Funding Master Trust	6.625%	6/15/2035	75	74
People's Republic of China	7.300%	12/15/2008	50	52
People's Republic of China	4.750%	10/29/2013	50	49
Petrobras International Finance	9.750%	7/6/2011	150	177
Province of British Columbia	5.375%	10/29/2008	200	202
Province of Manitoba	7.500%	2/22/2010	300	323
Province of New Brunswick	3.500%	10/23/2007	200	197
Province of Nova Scotia	5.750%	2/27/2012	50	52
Province of Ontario	5.500%	10/1/2008	200	202
Province of Ontario	3.625%	10/21/2009	125	120
Province of Ontario	5.125%	7/17/2012	450	453
Province of Ontario	5.450%	4/27/2016	150	154
Province of Quebec	5.000%	7/17/2009	950	948
Province of Quebec	6.125%	1/22/2011	75	78
Province of Quebec	7.500%	9/15/2029	325	413
Quebec Hydro Electric	6.300%	5/11/2011	75	78
Quebec Hydro Electric	8.400%	1/15/2022	275	362
Quebec Hydro Electric	8.050%	7/7/2024	200	261
Republic of Chile	7.125%	1/11/2012	50	54
Republic of Chile	5.500%	1/15/2013	50	51
Republic of Hungary	4.750%	2/3/2015	250	238
Republic of Italy	3.750%	12/14/2007	50	49
Republic of Italy	4.000%	6/16/2008	50	49
Republic of Italy	3.250%	5/15/2009	225	216
Republic of Italy	6.000%	2/22/2011	650	674
Republic of Italy	5.625%	6/15/2012	1,375	1,409
Republic of Italy	4.500%	1/21/2015	275	261
Republic of Italy	5.250%	9/20/2016	150	151
Republic of Italy	5.375%	6/15/2033	175	173
Republic of Korea	8.875%	4/15/2008	200	211
Republic of Korea	4.250%	6/1/2013	350	330
Republic of Korea	5.625%	11/3/2025	100	99
Republic of Poland	6.250%	7/3/2012	150	158
Republic of Poland	5.250%	1/15/2014	200	200
Republic of South Africa	8.500%	6/23/2017	100	121
State of Israel	4.625%	6/15/2013	75	71
Swedish Export Credit Corp.	4.125%	10/15/2008	100	98
Swedish Export Credit Corp.	4.000%	6/15/2010	150	145
United Mexican States	8.375%	1/14/2011	1,500	1,674
United Mexican States	6.375%	1/16/2013	74	78
United Mexican States	5.875%	1/15/2014	250	255
United Mexican States	6.625%	3/3/2015	10	11
United Mexican States	11.375%	9/15/2016	100	143
United Mexican States	5.625%	1/15/2017	275	272
United Mexican States	8.125%	12/30/2019	125	150
United Mexican States	8.300%	8/15/2031	350	436
United Mexican States	7.500%	4/8/2033	100	115
United Mexican States	6.750%	9/27/2034	350	370

Total Sovereign Bonds
(Cost $25,801)				25,841

Taxable Municipal Bonds (0.2%)

Illinois (Taxable Pension) GO	4.950%	6/1/2023	125	120
Illinois (Taxable Pension) GO	5.100%	6/1/2033	850	814
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/2034	175	176
New Jersey Econ. Dev. Auth. State Pension Rev	7.425%	2/15/2029	100	124
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	5	5
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	70	66
Oregon (Taxable Pension) GO	5.762%	6/1/2023	50	52
Oregon (Taxable Pension) GO	5.892%	6/1/2027	75	79
Oregon School Board Assn	4.759%	6/30/2028	75	69
Oregon School Board Assn	5.528%	6/30/2028	50	50
Wisconsin Public Service Rev	4.800%	5/1/2013	75	74
Wisconsin Public Service Rev	5.700%	5/1/2026	75	77

Total Taxable Municipal Bonds
(Cost $1,661)				1,706

	Shares

Temporary Cash Investment (0.8%)

5 Vanguard Market Liquidity Fund, 5.306%
(Cost $6,829)			6,828,585	6,829

Total Investments (99.8%)
(Cost $883,203)				880,760

Other Assets and Liabilities—Net (0.2%)	1,708
Net Assets (100%)				882,468

*Non-income-producing security--security in default.
1The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments. 3Adjustable-rate note.
4Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate value of these securities was $4,841,000, representing 0.5% of net assets.
5Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO - General Obligation Bond.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2006, the cost of investment securities for tax purposes was $883,203,000. Net unrealized depreciation of investment securities for tax purposes was $2,443,000, consisting of unrealized gains of $8,703,000 on securities that had risen in value since their purchase and $11,146,000 in unrealized losses on securities that had fallen in value since their purchase.

Swap Contracts: The portfolio has entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the portfolio receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the portfolio agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the portfolio invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At September 30, 2006, the portfolio had the following open swap contracts:

Total Return Swaps

Reference Entity/Termination Date	Dealer*	Notional Amount ($000)	Floating Interest Rate Paid**	Unrealized Appreciation (Depreciation) ($000)

Commercial Mortgage-Backed Securities Index
10/31/06	BOA	3,000	5.222%	16
12/31/06	BOA	4,000	5.322%	-
12/31/06	LBI	2,000	5.180%	11
1/31/07	LBI	4,000	5.330%	21
Federal Home Loan Mortgage Corp., 5.000% 30-Year
11/30/06	UBS	2,000	5.123%	8
12/31/06	UBS	1,000	4.953%	-
Federal Home Loan Mortgage Corp., 5.500% 30-Year
11/30/06	UBS	2,000	5.013%	9
12/31/06	UBS	1,000	4.993%	-
Federal Home Loan Mortgage Corp., 6.000% 30-Year
10/31/06	UBS	2,000	5.103%	23
11/30/06	UBS	3,000	5.123%	13
Federal Home Loan Mortgage Corp., 6.500% 30-Year
10/31/06	UBS	1,000	4.853%	7
Federal Home Loan Mortgage Corp., 7.000% 30-Year
10/31/06	UBS	2,000	4.773%	1
Federal National Mortgage Assn., 4.500% 15-Year
11/30/06	UBS	1,000	5.043%	3
12/31/06	UBS	1,000	5.123%	-

				112

*BOA-Bank of America. LBI-Lehman Brothers International. UBS-UBS Warburg. **Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Vanguard Variable Insurance Fund-Short-Term Investment-Grade Portfolio Schedule of Investments September 30, 2006
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (11.7%)

U.S. Government Securities (6.9%)
U.S. Treasury Note	3.250%	1/15/2009	4,100	3,975
U.S. Treasury Note	3.375%	10/15/2009	1,000	965
U.S. Treasury Note	3.500%	2/15/2010	11,000	10,620
U.S. Treasury Note	3.625%	7/15/2009	1,500	1,461
U.S. Treasury Note	3.875%	7/15/2010	800	781
U.S. Treasury Note	3.875%	9/15/2010	525	512
U.S. Treasury Note	4.000%	4/15/2010	3,500	3,432
U.S. Treasury Note	4.250%	10/15/2010	1,610	1,590
U.S. Treasury Note	4.500%	2/15/2009	4,200	4,184
U.S. Treasury Note	4.625%	8/31/2011	85	85

				27,605

Mortgage-Backed Securities (4.8%)
Conventional Mortgage-Backed Securities (0.3%)
1,2 Federal Home Loan Mortgage Corp.	6.000%	4/1/2017	304	309
1,2 Federal National Mortgage Assn	6.000%	12/1/2016	358	363
1,2 Federal National Mortgage Assn	6.500%	9/1/2016	265	271
1,2 Federal National Mortgage Assn	6.500%	9/1/2016	121	124
1,2 Federal National Mortgage Assn	7.000%	4/1/2013	144	146
Non-Conventional Mortgage-Backed Securities (4.5%)
1,2 Federal Home Loan Mortgage Corp.	3.698%	8/1/2033	211	207
1,2 Federal Home Loan Mortgage Corp.	3.866%	8/1/2033	286	280
1,2 Federal Home Loan Mortgage Corp.	3.874%	7/1/2033	1,180	1,160
1,2 Federal Home Loan Mortgage Corp.	3.934%	6/1/2033	998	981
1,2 Federal Home Loan Mortgage Corp.	4.000%	10/15/2018	276	273
1,2 Federal Home Loan Mortgage Corp.	4.064%	5/1/2033	184	181
1,2 Federal Home Loan Mortgage Corp.	4.071%	6/1/2033	325	320
1,2 Federal Home Loan Mortgage Corp.	4.115%	5/1/2033	425	418
1,2 Federal Home Loan Mortgage Corp.	4.194%	2/1/2033	348	345
1,2 Federal Home Loan Mortgage Corp.	4.283%	1/1/2033	249	247
1,2 Federal Home Loan Mortgage Corp.	4.625%	9/1/2032	333	333
1,2 Federal Home Loan Mortgage Corp.	4.641%	10/1/2032	252	252
1,2 Federal Home Loan Mortgage Corp.	4.749%	8/1/2032	170	170
1,2 Federal Home Loan Mortgage Corp.	4.769%	9/1/2032	164	164
1,2 Federal Home Loan Mortgage Corp.	4.840%	9/1/2032	315	316
1,2 Federal Home Loan Mortgage Corp.	5.000%	5/15/2018	87	87
1,2 Federal Home Loan Mortgage Corp.	5.000%	5/15/2018	500	496
1,2 Federal Home Loan Mortgage Corp.	5.000%	9/15/2018	120	120
1,2 Federal Home Loan Mortgage Corp.	5.000%	7/15/2024	400	397
1,2 Federal National Mortgage Assn	3.000%	8/25/2032	84	82
1,2 Federal National Mortgage Assn	3.419%	8/1/2033	297	290
1,2 Federal National Mortgage Assn	3.453%	8/1/2033	298	291
1,2 Federal National Mortgage Assn	3.500%	9/25/2009	12	12
1,2 Federal National Mortgage Assn	3.627%	8/1/2033	255	250
1,2 Federal National Mortgage Assn	3.694%	8/1/2033	478	469
1,2 Federal National Mortgage Assn	3.696%	8/1/2033	92	91
1,2 Federal National Mortgage Assn	3.701%	9/1/2033	603	591
1,2 Federal National Mortgage Assn	3.708%	7/1/2033	394	387
1,2 Federal National Mortgage Assn	3.734%	6/1/2033	564	554
1,2 Federal National Mortgage Assn	3.741%	10/1/2033	306	300
1,2 Federal National Mortgage Assn	3.788%	8/1/2033	576	566
1,2 Federal National Mortgage Assn	3.799%	9/1/2033	1,191	1,170
1,2 Federal National Mortgage Assn	3.818%	7/1/2033	592	582
1,2 Federal National Mortgage Assn	3.938%	4/1/2033	776	764
1,2 Federal National Mortgage Assn	3.959%	5/1/2033	715	704
1,2 Federal National Mortgage Assn	3.971%	5/1/2033	144	142
1,2 Federal National Mortgage Assn	4.006%	4/1/2033	240	237
1,2 Federal National Mortgage Assn	4.044%	5/1/2033	470	464
1,2 Federal National Mortgage Assn	4.137%	5/1/2033	1,132	1,117
1,2 Federal National Mortgage Assn	4.194%	7/1/2033	1,370	1,354
1,2 Federal National Mortgage Assn	4.505%	12/1/2032	174	174
1,2 Federal National Mortgage Assn	4.864%	9/1/2032	158	159
1,2 Federal National Mortgage Assn	4.920%	9/1/2032	76	76
1,2 Federal National Mortgage Assn	5.223%	7/1/2032	86	86
1,2 Federal National Mortgage Assn	5.500%	8/25/2027	283	283

				19,155

Total U.S. Government and Agency Obligations
(Cost $47,136)				46,760

Corporate Bonds (83.8%)

Asset-Backed/Commercial Mortgage-Backed Securities (20.4%)
2,3 AESOP Funding II LLC	2.760%	4/20/2008	450	447
2,4 American Express Credit Account Master Trust	5.360%	12/15/2013	500	501
2,4 American Express Credit Account Master Trust	5.420%	3/15/2012	370	372
2,4 American Express Credit Account Master Trust	5.780%	11/15/2010	1,800	1,812
2,4 American Express Issuance Trust	5.360%	8/15/2011	500	502
2,3 ARG Funding Corp.	4.020%	4/20/2009	620	610
2 Banc of America Funding Corp.	5.650%	9/20/2046	2,280	2,290
2 Bank of America Mortgage Securities	3.569%	2/25/2034	317	310
2 Bank of America Mortgage Securities	4.183%	5/25/2033	277	276
2 Bank of America Mortgage Securities	4.879%	9/25/2032	65	65
2,4 Bank One Issuance Trust	5.360%	10/15/2009	460	460
2 Bay View Auto Trust	3.860%	3/25/2010	342	338
2 Bear Stearns Adjustable Rate Mortgage Trust	5.849%	10/25/2036	2,000	2,003
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.254%	7/11/2042	260	253
2,3,4 BMW Floorplan Master Owner Trust	5.380%	10/17/2008	2,500	2,500
2,3,4 BMW Floorplan Master Owner Trust	5.530%	10/17/2008	230	230
2 BMW Vehicle Owner Trust	2.670%	3/25/2008	161	161
2 Capital Auto Receivables Asset Trust	2.640%	11/17/2008	500	490
2,4 Capital One Master Trust	5.840%	10/15/2010	575	577
2 Capital One Multi-Asset Execution Trust	4.150%	7/16/2012	880	857
2 Capital One Prime Auto Receivables Trust	3.060%	3/17/2008	34	33
2 Capital One Prime Auto Receivables Trust	4.320%	8/15/2009	500	497
2 Capital One Prime Auto Receivables Trust	4.990%	9/15/2010	900	899
2 CarMax Auto Owner Trust	4.130%	5/15/2009	500	497
2 CarMax Auto Owner Trust	4.210%	1/15/2010	350	347
2,4 Chase Credit Card Master Trust	5.440%	7/15/2010	1,700	1,704
2,4 Chase Issuance Trust	5.370%	10/15/2012	600	602
2 Chase Manhattan Auto Owner Trust	2.080%	5/15/2008	207	206
2 Chase Manhattan Auto Owner Trust	3.870%	6/15/2009	700	692
2 Chase Manhattan Auto Owner Trust	3.980%	4/15/2011	400	393
2 Chase Manhattan Auto Owner Trust	5.340%	7/15/2010	1,400	1,405
2 CIT Equipment Collateral	4.420%	5/20/2009	800	791
2 Citibank Credit Card Issuance Trust	4.750%	10/22/2012	1,000	994
2 Citibank Credit Card Issuance Trust	4.850%	2/10/2011	900	897
2 Citibank Credit Card Issuance Trust	5.150%	3/7/2011	825	824
2 Citigroup Mortgage Loan Trust, Inc.	4.688%	3/25/2034	273	269
2 CNH Equipment Trust	2.470%	1/15/2008	41	41
2 CNH Equipment Trust	5.200%	8/16/2010	600	599
2,4 CNH Wholesale Master Note Trust	5.390%	7/15/2012	650	651
2,4 CNH Wholesale Master Note Trust	5.440%	6/15/2011	550	550
2 COMED Transitional Funding Trust	5.630%	6/25/2009	34	34
2 Countrywide Home Loans	3.467%	11/19/2033	481	474
2 Countrywide Home Loans	4.048%	5/25/2033	258	253
2 DaimlerChrysler Auto Trust	2.000%	12/8/2007	11	11
2 DaimlerChrysler Auto Trust	2.980%	8/8/2008	717	713
2 DaimlerChrysler Auto Trust	5.330%	8/8/2010	740	743
2,4 Discover Card Master Trust I	5.340%	9/16/2010	1,000	1,001
2,4 Discover Card Master Trust I	5.360%	4/16/2010	800	801
2 Fifth Third Auto Trust	3.190%	2/20/2008	109	109
2 First Union National Bank-Bank of America, N.A. Commercial Mortgage Trust	6.136%	3/15/2033	127	131
2,4 Fleet Home Equity Loan Trust	5.580%	1/20/2033	281	281
2 Ford Credit Auto Owner Trust	2.930%	3/15/2008	659	655
2 Ford Credit Auto Owner Trust	3.480%	11/15/2008	743	737
2 Ford Credit Auto Owner Trust	4.170%	1/15/2009	389	386
2 Ford Credit Auto Owner Trust	4.300%	8/15/2009	230	228
2 GE Capital Commercial Mortgage Corp.	4.353%	6/10/2048	450	438
2,4 GE Capital Credit Card Master Note Trust	5.370%	9/15/2010	1,000	1,001
2,4 GE Capital Credit Card Master Note Trust	5.370%	3/15/2013	400	401
2,4 GE Capital Credit Card Master Note Trust	5.380%	6/15/2010	470	470
2,4 GMAC Mortgage Corp. Loan Trust	5.480%	10/25/2034	420	421
2,4 Gracechurch Card Funding PLC	5.340%	9/15/2010	800	801
2,4 Gracechurch Card Funding PLC	5.350%	11/16/2009	600	601
2,4 Granite Mortgages PLC	5.490%	9/20/2044	146	145
2,4 GreenPoint Home Equity Loan Trust	5.600%	4/15/2029	92	92
2 Harley-Davidson Motorcycle Trust	2.070%	2/15/2011	484	468
2 Harley-Davidson Motorcycle Trust	2.630%	11/15/2010	366	358
2 Harley-Davidson Motorcycle Trust	3.560%	2/15/2012	630	619
2 Harley-Davidson Motorcycle Trust	4.500%	1/15/2010	280	280
2 Harley-Davidson Motorcycle Trust	5.040%	10/15/2012	650	650
2 Harley-Davidson Motorcycle Trust	5.240%	1/15/2012	200	201
2,3 Hertz Vehicle Financing	2.380%	5/25/2008	1,460	1,442
2,4 Holmes Financing PLC	5.587%	4/15/2011	1,170	1,170
2 Honda Auto Receivables Owner Trust	3.870%	4/20/2009	1,000	988
2 Honda Auto Receivables Owner Trust	4.610%	8/17/2009	400	398
2 Honda Auto Receivables Owner Trust	4.850%	10/19/2009	350	349
2 Illinois Power Special Purpose Trust	5.540%	6/25/2009	222	222
2 John Deere Owner Trust	3.980%	6/15/2009	300	296
2 JPMorgan Chase Commercial Mortgage Securities	4.625%	3/15/2046	500	492
2 JPMorgan Chase Commercial Mortgage Securities	6.260%	3/15/2033	150	155
2 Master Adjustable Rate Mortgages Trust	3.814%	4/25/2034	340	332
2 MBNA Credit Card Master Note Trust	4.200%	9/15/2010	2,500	2,470
2,4 Mellon Bank Premium Finance Loan Master Trust	5.550%	6/15/2009	680	681
2 Merrill Auto Trust Securitization	4.100%	8/25/2009	800	792
2 Merrill Lynch Mortgage Investors, Inc.	4.210%	2/25/2033	401	399
2 Merrill Lynch Mortgage Investors, Inc.	4.591%	2/25/2034	198	196
2 Merrill Lynch Mortgage Investors, Inc.	4.610%	7/25/2033	243	242
2 Merrill Lynch Mortgage Investors, Inc.	5.506%	5/25/2036	1,256	1,256
2 Morgan Stanley Auto Loan Trust	2.640%	11/15/2007	57	57
2,4 Morgan Stanley Dean Witter Credit Card Home Equity Line of Credit Trust	5.600%	11/25/2015	155	153
2 Morgan Stanley Mortgage Loan Trust	4.086%	2/25/2034	380	375
2 Morgan Stanley Mortgage Loan Trust	5.438%	6/25/2036	989	991
2 National City Auto Receivables Trust	2.110%	7/15/2008	329	327
2,4 National City Credit Card Master Trust	5.380%	8/15/2012	1,200	1,205
2 Nissan Auto Receivables Owner Trust	2.010%	11/15/2007	31	31
2 Nissan Auto Receivables Owner Trust	2.700%	12/17/2007	260	259
2 Nissan Auto Receivables Owner Trust	3.990%	7/15/2009	1,000	990
2 Nissan Auto Receivables Owner Trust	4.190%	7/15/2009	300	297
2 Nissan Auto Receivables Owner Trust	4.740%	9/15/2009	700	697
2 Nissan Auto Receivables Owner Trust	5.160%	2/15/2010	860	861
2,4 Nissan Auto Receivables Owner Trust	5.360%	7/15/2010	700	701
2 Nissan Auto Receivables Owner Trust	5.450%	6/15/2012	600	608
2 PECO Energy Transition Trust	6.050%	3/1/2009	104	104
2,4 Permanent Financing PLC	5.460%	3/10/2009	350	350
2,4 Permanent Financing PLC	5.500%	6/10/2011	650	650
2 PG&E Energy Recovery Funding LLC	4.140%	9/25/2012	850	822
2 PG&E Energy Recovery Funding LLC	4.370%	6/25/2014	1,000	963
2 PP&L Transition Bond Co. LLC	7.050%	6/25/2009	60	61
2 Provident Funding Mortgage Loan Trust	4.048%	4/25/2034	633	619
2,4 Rental Car Finance Corp.	5.530%	6/25/2009	670	672
2 Residential Funding Mortgage Securities I	5.891%	8/25/2036	1,673	1,668
2 Residential Funding Mortgage Securities I	6.002%	9/25/2036	647	649
2 Salomon Brothers Mortgage Securities VII	4.120%	9/25/2033	809	801
2 Sequoia Mortgage Trust	5.700%	9/20/2046	2,224	2,227
2 Thornburg Mortgage Securities Trust	3.312%	3/25/2044	378	370
2 USAA Auto Owner Trust	2.670%	10/15/2010	450	442
2 USAA Auto Owner Trust	4.130%	11/15/2011	500	492
2 USAA Auto Owner Trust	4.550%	2/16/2010	1,100	1,093
2 USAA Auto Owner Trust	5.010%	9/15/2010	900	899
2,4 Volkswagen Credit Auto Master Trust	5.350%	7/20/2010	1,125	1,127
2,4 Wachovia Asset Securitization, Inc.	5.590%	6/25/2033	143	143
2 Wachovia Auto Owner Trust	3.190%	6/20/2008	611	608
2 Wachovia Auto Owner Trust	5.100%	7/20/2011	500	500
2 Washington Mutual Mortgage Pass-Through Certificates	3.842%	8/25/2033	155	151
2 Washington Mutual Mortgage Pass-Through Certificates	4.049%	9/25/2033	182	180
2 Washington Mutual Mortgage Pass-Through Certificates	4.116%	1/25/2033	212	211
2 Wells Fargo Home Equity Trust	3.970%	5/25/2034	775	763
2 Wells Fargo Mortgage Backed Securities Trust	5.682%	10/25/2036	2,200	2,200
2 WFS Financial Owner Trust	2.850%	9/22/2008	134	134
2 World Omni Auto Receivables Trust	4.400%	4/20/2009	500	497
2 World Omni Auto Receivables Trust	5.010%	10/15/2010	1,300	1,298

				81,574

Finance (36.6%)
Banking (19.3%)
4 Allied Irish Banks	5.457%	8/3/2007	1,319	1,318
AmSouth Bank NA	6.125%	3/1/2009	500	510
3,4 ANZ National Bank International Ltd.	5.539%	8/7/2009	400	400
3,4 ANZ National Bank International Ltd.	5.570%	4/14/2008	1,000	1,001
4 Associated Bank NA	5.511%	6/2/2008	850	851
4 Associated Bank NA	5.609%	2/1/2008	250	250
Astoria Financial Corp.	5.750%	10/15/2012	250	251
3 Banco Mercantil del Norte SA (Cayman Islands)	5.875%	2/17/2014	800	803
3,4 Banco Santander Chile	5.740%	12/9/2009	400	400
Bank of America Corp.	7.400%	1/15/2011	500	541
Bank of America Corp.	7.800%	2/15/2010	1,300	1,404
Bank of New York Co., Inc.	3.400%	3/15/2013	200	194
Bank of New York Co., Inc.	3.900%	9/1/2007	550	543
Bank of New York Co., Inc.	4.950%	1/14/2011	300	297
Bank of New York Co., Inc.	5.050%	3/3/2009	800	799
Bank of New York Co., Inc.	5.410%	5/15/2009	700	707
Bank One Texas	6.250%	2/15/2008	1,175	1,191
Barclays Bank PLC	7.400%	12/15/2009	150	159
BB&T Corp.	6.500%	8/1/2011	1,375	1,450
3,4 BBVA US Senior S.A. Unipersonal	5.577%	4/17/2009	2,500	2,500
4 Branch Banking & Trust Co.	5.450%	9/2/2008	400	400
BT Preferred Capital Trust II	7.875%	2/25/2027	100	104
4 Canadian Imperial Bank of Commerce	5.450%	5/27/2008	800	800
4 Charter One Bank N.A	5.540%	4/24/2009	630	630
4 Citigroup Global Markets	5.490%	3/17/2009	1,300	1,302
4 Citigroup, Inc.	5.530%	6/9/2009	1,735	1,740
4 Citigroup, Inc.	5.549%	11/1/2007	760	761
Colonial Bank NA	6.375%	12/1/2015	100	101
2,3 Commonwealth Bank of Australia	6.024%	3/15/2049	450	444
Credit Suisse First Boston USA, Inc.	4.125%	1/15/2010	750	726
Credit Suisse First Boston USA, Inc.	5.500%	8/16/2011	1,000	1,009
4 Credit Suisse First Boston USA, Inc.	5.580%	4/5/2007	1,000	1,001
4 Credit Suisse First Boston USA, Inc.	5.605%	8/15/2010	600	601
3,4 Deutsche Bank Financial, Inc.	5.805%	4/30/2009	270	270
Deutsche Bank Financial, Inc.	7.500%	4/25/2009	445	470
3 Development Bank of Singapore Ltd.	7.875%	8/10/2009	460	493
Fifth Third Bank	3.375%	8/15/2008	1,000	968
4 First Tennessee Bank	5.530%	12/17/2009	500	500
GreenPoint Financial Corp.	3.200%	6/6/2008	850	821
4 HSBC Bank USA	5.520%	12/14/2009	1,500	1,502
HSBC USA, Inc.	7.000%	11/1/2006	635	636
Independence Community Bank	3.750%	4/1/2014	315	301
JPMorgan Chase & Co.	4.600%	1/17/2011	1,600	1,563
JPMorgan Chase & Co.	4.891%	9/1/2015	560	552
JPMorgan Chase & Co.	5.250%	5/30/2007	800	800
KeyCorp	4.700%	5/21/2009	300	297
4 KeyCorp	5.426%	5/26/2009	430	430
3 M & T Bank Corp.	3.850%	4/1/2013	400	392
4 Manufacturers & Traders Trust Co.	5.304%	3/30/2007	400	400
4 MBNA Corp.	5.910%	5/5/2008	2,600	2,618
MBNA Corp.	6.250%	1/17/2007	400	401
Mellon Capital I	7.720%	12/1/2026	200	208
Mellon Funding Corp.	3.250%	4/1/2009	1,150	1,100
Mellon Funding Corp.	6.700%	3/1/2008	650	664
National Australia Bank	6.600%	12/10/2007	200	203
National City Bank	3.300%	5/15/2007	1,000	988
National City Bank of Indiana	4.875%	7/20/2007	150	150
2 National Westminster Bank PLC	7.750%	4/29/2049	825	847
3 Nationwide Building Society	2.625%	1/30/2007	1,450	1,437
North Fork Bancorp., Inc.	5.000%	8/15/2012	350	349
North Fork Bancorp., Inc.	5.875%	8/15/2012	134	137
3 PNC Financial Services	8.875%	3/15/2027	250	264
PNC Financial Services	8.875%	3/15/2027	325	343
PNC Funding Corp.	5.125%	12/14/2010	660	658
PNC Funding Corp.	6.500%	5/1/2008	205	209
3 PNC Institutional Capital Trust	8.315%	5/15/2027	250	263
4 Regions Financial Corp.	5.579%	8/8/2008	2,000	2,002
Regions Financial Corp.	6.375%	5/15/2012	375	394
Republic New York Corp.	5.875%	10/15/2008	210	213
4 Royal Bank of Canada	5.360%	3/20/2008	600	600
3,4 Royal Bank of Scotland Group PLC	5.410%	11/24/2006	1,000	1,001
3,4 Royal Bank of Scotland Group PLC	5.570%	7/21/2008	2,300	2,300
3,4 Santander U.S. Debt, S.A. Unipersonal	5.450%	9/19/2008	2,700	2,701
Sanwa Bank Ltd.	7.400%	6/15/2011	250	271
3 Scotland International Finance	7.700%	8/15/2010	900	978
Skandinaviska Enskilda Banken	6.875%	2/15/2009	325	338
4 Southtrust Bank NA	5.450%	6/14/2007	900	901
Sovereign Bank	4.000%	2/1/2008	100	99
Sovereign Bank	4.375%	8/1/2013	45	44
Sumitomo Mitsui Banking Corp.	8.000%	6/15/2012	160	180
4 SunTrust Banks, Inc.	5.511%	6/2/2009	1,350	1,352
Svenska Handelsbanken NY	8.125%	8/15/2007	693	710
Toronto Dominion Bank NY	6.150%	10/15/2008	100	102
US Bancorp	5.100%	7/15/2007	500	499
US Bank NA	3.700%	8/1/2007	160	158
US Bank NA	4.125%	3/17/2008	1,000	985
US Bank NA	5.700%	12/15/2008	500	504
USB Capital IX	6.189%	4/15/2042	980	996
2 Wachovia Capital Trust III	5.800%	12/31/2049	375	376
4 Wachovia Corp.	5.535%	10/28/2008	2,100	2,103
4 Wachovia Corp.	5.591%	7/20/2007	625	626
Wachovia Corp.	6.000%	10/30/2008	225	229
Wachovia Corp.	6.150%	3/15/2009	350	358
Wachovia Corp.	6.375%	2/1/2009	200	205
Washington Mutual, Inc.	4.375%	1/15/2008	1,080	1,068
Washington Mutual, Inc.	5.625%	1/15/2007	269	269
Wells Fargo & Co.	3.750%	10/15/2007	1,100	1,084
Wells Fargo & Co.	4.875%	1/12/2011	1,500	1,485
Wells Fargo & Co.	5.250%	12/1/2007	165	165
Wells Fargo Bank NA	6.450%	2/1/2011	1,396	1,463
3,4 Westpac Banking	5.460%	5/25/2007	1,240	1,240
4 World Savings Bank, FSB	5.460%	6/1/2007	1,360	1,361
4 Zions Bancorp	5.627%	4/15/2008	1,400	1,400
Brokerage (4.0%)
Bear Stearns Co., Inc.	4.000%	1/31/2008	275	271
Bear Stearns Co., Inc.	4.500%	10/28/2010	387	376
4 Bear Stearns Co., Inc.	5.489%	8/21/2009	2,010	2,009
2,4 Bear Stearns Co., Inc.	5.629%	2/8/2008	500	501
4 Bear Stearns Co., Inc.	5.715%	1/31/2011	110	110
Franklin Resources Inc.	3.700%	4/15/2008	375	367
4 Goldman Sachs Group, Inc.	5.591%	3/2/2010	1,200	1,202
4 Goldman Sachs Group, Inc.	5.605%	10/5/2007	250	250
4 Goldman Sachs Group, Inc.	5.633%	7/2/2007	350	351
4 Goldman Sachs Group, Inc.	5.664%	6/28/2010	1,375	1,382
4 Goldman Sachs Group, Inc.	5.841%	7/23/2009	160	161
LaBranche & Co.	9.500%	5/15/2009	325	336
Lehman Brothers Holdings, Inc.	4.500%	7/26/2010	880	858
4 Lehman Brothers Holdings, Inc.	5.492%	8/21/2009	550	550
4 Lehman Brothers Holdings, Inc.	5.601%	10/22/2008	500	500
Lehman Brothers Holdings, Inc.	5.750%	7/18/2011	1,600	1,629
4 Lehman Brothers Holdings, Inc.	6.172%	8/19/2065	210	212
Merrill Lynch & Co., Inc.	4.250%	2/8/2010	1,000	972
Merrill Lynch & Co., Inc.	4.790%	8/4/2010	870	857
4 Merrill Lynch & Co., Inc.	5.700%	2/5/2010	1,385	1,390
4 Morgan Stanley Dean Witter	5.787%	1/15/2010	1,300	1,307
Morgan Stanley Dean Witter	6.750%	4/15/2011	560	592
Finance Companies (5.1%)
4 American Express Centurion Bank	5.490%	11/16/2009	225	226
American Express Credit Corp.	3.000%	5/16/2008	390	377
4 American Express Credit Corp.	5.390%	5/19/2009	575	575
4 American Express Credit Corp.	5.480%	10/4/2010	400	401
American General Finance Corp.	2.750%	6/15/2008	135	130
American General Finance Corp.	3.875%	10/1/2009	1,000	963
American General Finance Corp.	4.625%	5/15/2009	565	557
American General Finance Corp.	4.875%	5/15/2010	200	197
American General Finance Corp.	5.375%	9/1/2009	435	437
4 American General Finance Corp.	5.526%	8/16/2007	600	601
Capital One Bank	5.000%	6/15/2009	550	546
Capital One Bank	6.500%	6/13/2013	125	131
Capital One Financial	4.800%	2/21/2012	100	97
CIT Group, Inc.	5.600%	4/27/2011	1,225	1,236
Countrywide Home Loan	3.250%	5/21/2008	100	97
Countrywide Home Loan	5.500%	2/1/2007	600	600
General Electric Capital Corp.	4.125%	9/1/2009	600	585
General Electric Capital Corp.	4.375%	11/21/2011	400	386
General Electric Capital Corp.	4.375%	3/3/2012	400	385
4 General Electric Capital Corp.	5.431%	3/4/2008	500	500
4 General Electric Capital Corp.	5.506%	5/10/2010	1,600	1,601
2,4 General Electric Capital Corp.	5.600%	7/28/2008	850	852
General Electric Capital Corp.	5.875%	2/15/2012	200	206
HSBC Finance Corp.	4.125%	11/16/2009	500	486
HSBC Finance Corp.	4.625%	9/15/2010	1,170	1,144
HSBC Finance Corp.	5.250%	1/14/2011	575	575
International Lease Finance Corp.	4.750%	7/1/2009	155	153
International Lease Finance Corp.	5.450%	3/24/2011	500	502
International Lease Finance Corp.	6.375%	3/15/2009	220	226
iStar Financial Inc.	4.875%	1/15/2009	770	761
Residential Capital Corp.	6.000%	2/22/2011	550	551
Residential Capital Corp.	6.375%	6/30/2010	1,000	1,015
Residential Capital Corp.	6.500%	4/17/2013	240	244
4 Residential Capital Corp.	6.693%	11/21/2008	300	303
3,4 Residential Capital Corp.	7.337%	4/17/2009	850	854
4 SLM Corp.	5.625%	7/27/2009	1,900	1,901
Insurance (6.2%)
3 AIG SunAmerica Global Financing IX	5.100%	1/17/2007	1,000	999
3 ASIF Global Finance XXVI	2.500%	1/30/2007	575	570
Chubb Corp.	5.472%	8/16/2008	2,100	2,109
CIGNA Corp.	7.400%	5/15/2007	925	935
Hartford Financial Services Group, Inc.	4.700%	9/1/2007	150	149
Hartford Financial Services Group, Inc.	5.550%	8/16/2008	400	402
3 ING Security Life Institutional Funding	4.250%	1/15/2010	200	194
3 Jackson National Life Insurance Co.	3.500%	1/22/2009	300	289
3 Jackson National Life Insurance Co.	5.250%	3/15/2007	300	300
3 John Hancock Global Funding II	7.900%	7/2/2010	1,000	1,090
Lincoln National Corp.	5.250%	6/15/2007	225	225
3 MassMutual Global Funding II	3.250%	6/15/2007	700	691
3,4 MetLife Global Funding I	5.570%	5/18/2010	1,100	1,104
MetLife, Inc.	5.250%	12/1/2006	475	475
3 Monumental Global Funding II	3.450%	11/30/2007	200	196
3 Monumental Global Funding II	4.375%	7/30/2009	400	392
3,4 Monumental Global Funding II	5.378%	12/27/2006	750	750
3,4 Monumental Global Funding II	5.567%	1/9/2009	1,250	1,251
3 Nationwide Life Global Funding	5.350%	2/15/2007	1,210	1,209
3 New York Life Global Funding	3.875%	1/15/2009	600	583
3 Oil Insurance Ltd.	7.558%	6/30/2049	300	309
3,4 Premium Asset Trust	5.657%	7/15/2008	1,100	1,101
3 PRICOA Global Funding I	3.900%	12/15/2008	1,050	1,021
3 PRICOA Global Funding I	4.200%	1/15/2010	250	243
3 Principal Life Global	3.625%	4/30/2008	550	537
3,4 Principal Life Global	5.542%	11/13/2006	640	640
Principal Life Income Funding	5.125%	3/1/2011	400	398
Safeco Corp.	4.200%	2/1/2008	950	936
3 TIAA Global Markets	4.125%	11/15/2007	1,250	1,235
3 TIAA Global Markets	5.000%	3/1/2007	750	749
Travelers Property Casualty Corp.	3.750%	3/15/2008	770	754
UnitedHealth Group, Inc.	3.300%	1/30/2008	625	609
UnitedHealth Group, Inc.	3.375%	8/15/2007	225	221
4 UnitedHealth Group, Inc.	5.471%	3/2/2009	425	425
3 UnumProvident Corp.	6.850%	11/15/2015	175	180
WellPoint Inc.	3.750%	12/14/2007	790	775
Willis North America Inc.	5.125%	7/15/2010	350	342
3 Xlliac Global Funding	4.800%	8/10/2010	330	324
Real Estate Investment Trusts (1.7%)
Archstone-Smith Operating Trust	5.250%	12/1/2010	290	288
Arden Realty LP	5.200%	9/1/2011	180	179
AvalonBay Communities, Inc.	5.000%	8/1/2007	100	100
AvalonBay Communities, Inc.	8.250%	7/15/2008	225	236
Brandywine Operating Partnership	5.750%	4/1/2012	170	171
4 Brandywine Operating Partnership	5.958%	4/1/2009	400	400
Developers Diversified Realty Corp.	5.250%	4/15/2011	170	168
Developers Diversified Realty Corp.	5.375%	10/15/2012	300	297
Health Care Properties	7.500%	1/15/2007	500	503
Health Care Property Investors, Inc.	6.450%	6/25/2012	300	309
Health Care REIT, Inc.	7.500%	8/15/2007	31	32
Health Care REIT, Inc.	8.000%	9/12/2012	250	275
Liberty Property LP	6.375%	8/15/2012	200	207
ProLogis	5.250%	11/15/2010	514	511
ProLogis	5.500%	4/1/2012	390	389
Regency Centers LP	7.950%	1/15/2011	100	109
Simon Property Group Inc.	4.875%	3/18/2010	900	886
Simon Property Group Inc.	4.875%	8/15/2010	350	344
Simon Property Group Inc.	6.375%	11/15/2007	323	326
United Dominion Realty Trust	6.500%	6/15/2009	150	154
3,4 Westfield Capital Corp.	5.766%	11/2/2007	750	751
Other (0.3%)
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	500	483
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	200	194
4 Berkshire Hathaway Finance Corp.	5.560%	1/11/2008	400	400

				146,190

Industrial (21.7%)
Basic Industry (0.5%)
Celulosa Arauco Constitution SA	5.625%	4/20/2015	75	73
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	300	290
Falconbridge Ltd.	7.350%	11/1/2006	100	100
International Paper Co.	7.625%	1/15/2007	250	251
Lubrizol Corp.	4.625%	10/1/2009	600	588
Lubrizol Corp.	5.875%	12/1/2008	250	252
Praxair, Inc.	4.750%	7/15/2007	130	129
Weyerhaeuser Co.	6.750%	3/15/2012	221	231
Capital Goods (3.4%)
4 Avery Dennison Corp.	5.676%	8/10/2007	525	525
3 BAE Systems Holdings Inc.	4.750%	8/15/2010	600	585
Boeing Capital Corp.	5.750%	2/15/2007	575	576
Boeing Capital Corp.	6.100%	3/1/2011	450	466
Carlisle Cos., Inc.	7.250%	1/15/2007	400	402
Caterpillar Financial Services Corp.	2.700%	7/15/2008	150	144
Caterpillar Financial Services Corp.	4.500%	9/1/2008	1,300	1,283
4 Caterpillar Financial Services Corp.	5.454%	8/11/2009	900	900
4 Caterpillar Financial Services Corp.	5.460%	3/10/2009	800	800
4 Honeywell International, Inc.	5.450%	3/13/2009	500	500
Honeywell International, Inc.	6.125%	11/1/2011	55	57
John Deere Capital Corp.	3.900%	1/15/2008	1,075	1,058
John Deere Capital Corp.	4.625%	4/15/2009	700	691
John Deere Capital Corp.	4.875%	3/16/2009	395	393
Masco Corp.	4.625%	8/15/2007	160	159
3,4 Masco Corp.	5.640%	3/9/2007	800	800
Mohawk Industries Inc.	6.500%	4/15/2007	350	351
3 Oakmont Asset Trust	4.514%	12/22/2008	410	401
Raytheon Co.	6.750%	8/15/2007	191	193
Textron Financial Corp.	4.125%	3/3/2008	300	295
Textron Financial Corp.	4.600%	5/3/2010	270	265
4 Textron Financial Corp.	5.600%	1/12/2009	830	830
4 Textron Financial Corp.	5.630%	8/28/2007	695	696
Tyco International Group SA	6.375%	10/15/2011	235	246
United Technologies Corp.	4.875%	11/1/2006	540	540
WMX Technologies Inc.	7.000%	10/15/2006	300	300
Communication (5.1%)
America Movil SA de C.V	4.125%	3/1/2009	375	365
AT&T Inc.	4.125%	9/15/2009	970	939
British Sky Broadcasting Corp.	6.875%	2/23/2009	115	119
British Sky Broadcasting Corp.	8.200%	7/15/2009	870	933
British Telecommunications PLC	8.375%	12/15/2010	530	595
CBS Corp.	5.625%	5/1/2007	250	250
Cingular Wireless LLC	5.625%	12/15/2006	150	150
Clear Channel Communications, Inc.	3.125%	2/1/2007	200	198
Clear Channel Communications, Inc.	4.625%	1/15/2008	1,005	993
Comcast Cable Communications, Inc.	6.750%	1/30/2011	400	420
Comcast Cable Communications, Inc.	8.375%	5/1/2007	300	305
Comcast Corp.	5.850%	1/15/2010	720	731
Cox Communications, Inc.	3.875%	10/1/2008	125	121
Cox Communications, Inc.	4.625%	1/15/2010	600	584
Cox Communications, Inc.	7.875%	8/15/2009	563	598
Deutsche Telekom International Finance	3.875%	7/22/2008	476	466
Deutsche Telekom International Finance	8.000%	6/15/2010	225	246
Embarq Corp.	7.082%	6/1/2016	400	409
Gannett Co., Inc.	4.125%	6/15/2008	755	740
4 Gannett Co., Inc.	5.600%	5/26/2009	500	500
New Cingular Wireless Services	7.500%	5/1/2007	475	480
News America Inc.	6.625%	1/9/2008	380	386
2 NYNEX Corp.	9.550%	5/1/2010	196	210
R.R. Donnelley & Sons Co.	5.000%	11/15/2006	110	110
Sprint Capital Corp.	6.000%	1/15/2007	220	220
Sprint Capital Corp.	6.125%	11/15/2008	500	508
Sprint Capital Corp.	7.625%	1/30/2011	420	452
Telecom Italia Capital	4.000%	1/15/2010	1,000	948
Telecom Italia Capital	4.875%	10/1/2010	300	290
Telefonica Emisiones SAU	5.984%	6/20/2011	1,200	1,223
Telefonos de Mexico SA	4.500%	11/19/2008	1,995	1,960
Telus Corp.	7.500%	6/1/2007	380	385
Univision Communications, Inc.	2.875%	10/15/2006	275	275
Univision Communications, Inc.	3.500%	10/15/2007	500	488
Univision Communications, Inc.	3.875%	10/15/2008	270	258
Verizon Global Funding Corp.	7.250%	12/1/2010	740	794
Verizon Wireless Capital	5.375%	12/15/2006	1,325	1,325
4 Vodafone Group PLC	5.457%	12/28/2007	300	300
Consumer Cyclical (3.5%)
3 American Honda Finance	5.125%	12/15/2010	450	449
3,4 American Honda Finance	5.450%	3/9/2009	1,130	1,130
3,4 American Honda Finance	5.462%	5/12/2009	600	600
Carnival Corp.	3.750%	11/15/2007	400	393
Centex Corp.	7.875%	2/1/2011	120	129
CVS Corp.	4.000%	9/15/2009	225	217
2,3 CVS Corp.	6.117%	1/10/2013	596	609
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	600	586
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	250	243
4 DaimlerChrysler North America Holding Corp.	6.019%	10/31/2008	1,100	1,103
DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009	250	260
Federated Department Stores, Inc.	6.300%	4/1/2009	310	315
Federated Department Stores, Inc.	6.625%	4/1/2011	385	398
GSC Holdings Corp.	8.000%	10/1/2012	275	283
3 Harley-Davidson Inc.	5.000%	12/15/2010	200	199
International Speedway Corp.	4.200%	4/15/2009	580	563
J.C. Penney Co., Inc.	8.000%	3/1/2010	100	108
Johnson Controls, Inc.	5.000%	11/15/2006	110	110
4 Johnson Controls, Inc.	5.737%	1/17/2008	525	525
K. Hovnanian Enterprises	6.250%	1/15/2016	160	142
KB Home	7.250%	6/15/2018	200	192
May Department Stores Co.	4.800%	7/15/2009	460	452
May Department Stores Co.	5.950%	11/1/2008	460	464
MGM Mirage, Inc.	6.750%	4/1/2013	100	98
3 Nissan Motor Acceptance Corp.	4.625%	3/8/2010	680	661
3 Nissan Motor Acceptance Corp.	5.625%	3/14/2011	500	500
Royal Caribbean Cruises	7.000%	6/15/2013	250	253
Target Corp.	3.375%	3/1/2008	120	117
3 Technical Olympic USA, Inc.	8.250%	4/1/2011	110	104
Time Warner, Inc.	6.150%	5/1/2007	500	502
2 Toyota Motor Credit Corp.	2.750%	8/6/2009	147	143
3,4 Viacom Inc.	5.740%	6/16/2009	800	800
Wal-Mart Stores, Inc.	4.000%	1/15/2010	400	387
Yum! Brands, Inc.	7.650%	5/15/2008	735	760
Yum! Brands, Inc.	8.875%	4/15/2011	200	226
Consumer Noncyclical (4.8%)
Abbott Laboratories	5.375%	5/15/2009	600	605
Abbott Laboratories	6.400%	12/1/2006	550	551
Altria Group, Inc.	5.625%	11/4/2008	250	251
AmerisourceBergen Corp.	5.625%	9/15/2012	200	197
Amgen Inc.	4.000%	11/18/2009	750	727
Baxter Finco, BV	4.750%	10/15/2010	440	433
Beckman Instruments, Inc.	7.450%	3/4/2008	345	354
Becton, Dickinson & Co.	7.150%	10/1/2009	100	106
Bristol-Myers Squibb Co.	5.250%	8/15/2013	130	128
Brown-Forman Corp.	3.000%	3/15/2008	300	291
3 Cadbury Schweppes US Finance	3.875%	10/1/2008	1,130	1,098
Campbell Soup Co.	5.500%	3/15/2007	680	680
Campbell Soup Co.	5.875%	10/1/2008	500	506
3,4 Cardinal Health, Inc.	5.840%	10/2/2009	425	425
Caremark RX Inc.	7.375%	10/1/2006	860	860
4 Clorox Co.	5.515%	12/14/2007	850	851
Constellation Brands Inc.	7.250%	9/1/2016	50	51
Corn Products International Inc.	8.250%	7/15/2007	300	304
Diageo Capital PLC	3.375%	3/20/2008	235	229
4 Diageo Capital PLC	5.590%	4/20/2007	700	700
Diageo Finance BV	3.000%	12/15/2006	1,100	1,095
Fortune Brands Inc.	2.875%	12/1/2006	620	617
Fortune Brands Inc.	5.125%	1/15/2011	250	245
General Mills, Inc.	5.125%	2/15/2007	1,525	1,522
H.J. Heinz Co.	6.000%	3/15/2008	225	227
Health Management Associates Inc.	6.125%	4/15/2016	400	383
Hershey Foods Corp.	5.300%	9/1/2011	125	126
Hormel Foods Corp.	6.625%	6/1/2011	100	106
Hospira, Inc.	4.950%	6/15/2009	460	453
Kraft Foods, Inc.	4.125%	11/12/2009	700	678
Kraft Foods, Inc.	4.625%	11/1/2006	600	600
Kraft Foods, Inc.	5.250%	6/1/2007	500	499
Kroger Co.	6.375%	3/1/2008	155	157
Kroger Co.	7.450%	3/1/2008	120	123
Medtronic Inc.	4.375%	9/15/2010	400	389
Molson Coors Capital Finance	4.850%	9/22/2010	150	147
3 Pepsi Bottling Holdings Inc.	5.625%	2/17/2009	600	607
PepsiAmericas Inc.	6.375%	5/1/2009	220	226
Quest Diagnostic, Inc.	5.125%	11/1/2010	200	197
3 Reynolds American Inc.	7.625%	6/1/2016	75	78
3,4 SABMiller PLC	5.780%	7/1/2009	325	326
4 Safeway, Inc.	5.718%	3/27/2009	400	400
Safeway, Inc.	7.500%	9/15/2009	700	737
Energy (1.2%)
Anadarko Finance Co.	6.750%	5/1/2011	140	147
4 Anadarko Petroleum Corp.	5.790%	9/15/2009	540	541
Burlington Resources, Inc.	5.600%	12/1/2006	985	985
Chesapeake Energy Corp.	7.625%	7/15/2013	75	77
Devon Financing Corp.	6.875%	9/30/2011	410	437
Halliburton Co.	5.500%	10/15/2010	1,136	1,142
2,3 PF Export Receivables Master Trust	3.748%	6/1/2013	236	222
2,3 PF Export Receivables Master Trust	6.436%	6/1/2015	402	401
2,3 Ras Laffan Liquified Natural Gas Co.	3.437%	9/15/2009	479	459
2,3 Ras Laffan Liquified Natural Gas Co. Ltd. II	5.298%	9/30/2020	300	286
Technology (0.6%)
Affiliated Computer Services	4.700%	6/1/2010	270	259
4 Cisco Systems Inc.	5.479%	2/20/2009	300	300
Hewlett-Packard Co.	3.625%	3/15/2008	250	244
International Business Machines Corp.	4.250%	9/15/2009	1,175	1,149
Oracle Corp.	5.000%	1/15/2011	600	594
Transportation (1.9%)
2 American Airlines, Inc.	3.857%	7/9/2010	221	209
2,4 American Airlines, Inc.	6.009%	9/23/2007	396	397
Burlington Northern Santa Fe Corp.	7.875%	4/15/2007	360	364
2 Continental Airlines, Inc.	9.798%	4/1/2021	193	204
CSX Corp.	4.875%	11/1/2009	125	124
CSX Corp.	7.450%	5/1/2007	145	147
3,4 ERAC USA Finance Co.	5.650%	8/28/2009	500	500
3,4 ERAC USA Finance Co.	5.735%	4/30/2009	200	200
3 ERAC USA Finance Co.	7.350%	6/15/2008	245	252
3 ERAC USA Finance Co.	7.950%	12/15/2009	235	252
3 ERAC USA Finance Co.	8.000%	1/15/2011	200	219
FedEx Corp.	2.650%	4/1/2007	750	740
FedEx Corp.	3.500%	4/1/2009	500	480
FedEx Corp.	5.500%	8/15/2009	400	403
Greenbrier Co. Inc.	8.375%	5/15/2015	125	127
2,4 JetBlue Airways Corp.	5.765%	12/15/2013	475	476
4 JetBlue Airways Corp.	5.810%	3/15/2014	700	700
4 JetBlue Airways Corp.	5.855%	11/15/2016	440	440
Norfolk Southern Corp.	5.257%	9/17/2014	135	134
Norfolk Southern Corp.	7.350%	5/15/2007	27	27
TFM SA de CV	9.375%	5/1/2012	170	180
Union Pacific Corp.	3.875%	2/15/2009	100	97
Union Pacific Corp.	5.750%	10/15/2007	700	702
Union Pacific Corp.	7.250%	11/1/2008	250	260
Other (0.7%)
Briggs & Stratton Corp.	8.875%	3/15/2011	430	472
Cintas Corp.	5.125%	6/1/2007	600	599
2,3 Parker Retirement Savings Plan Trust	6.340%	7/15/2008	78	78
Steelcase Inc.	6.500%	8/15/2011	150	153
3 Targeted Return Index Securities Trust 5-2002	5.940%	1/25/2007	516	516
3 Traded Custody Receipt	5.668%	3/1/2007	800	801

				86,446

Utilities (5.1%)
Electric (4.1%)
4 Alabama Power Co.	5.590%	8/25/2009	590	592
4 Appalachian Power Co.	5.697%	6/29/2007	225	225
Avista Corp.	9.750%	6/1/2008	425	450
Carolina Power & Light Co.	6.650%	4/1/2008	600	611
CMS Energy Corp.	6.875%	12/15/2015	1,000	1,010
Consolidated Edison Co. of New York	8.125%	5/1/2010	130	142
4 Dominion Resources, Inc.	5.664%	9/28/2007	1,075	1,075
Dominion Resources, Inc.	6.300%	9/30/2066	500	495
Entergy Gulf States, Inc.	3.600%	6/1/2008	1,310	1,272
FirstEnergy Corp.	5.500%	11/15/2006	267	267
FirstEnergy Corp.	6.450%	11/15/2011	230	241
FPL Group Capital, Inc.	5.625%	9/1/2011	650	655
Georgia Power Co.	4.875%	7/15/2007	1,425	1,420
2,3 GWF Energy LLC	6.131%	12/30/2011	277	282
Indiana Michigan Power Co.	6.125%	12/15/2006	335	335
NiSource Finance Corp.	3.200%	11/1/2006	175	175
Northeast Utilities	7.250%	4/1/2012	345	371
Northern States Power Co.	4.750%	8/1/2010	300	295
Ohio Power Co.	5.300%	11/1/2010	370	369
5 Pacific Gas & Electric Co.	3.600%	3/1/2009	1,000	965
Pepco Holdings, Inc.	5.500%	8/15/2007	340	340
4 Pepco Holdings, Inc.	6.025%	6/1/2010	250	249
PPL Capital Funding, Inc.	4.330%	3/1/2009	800	781
PPL Capital Funding, Inc.	8.375%	6/15/2007	125	127
PPL Electric Utilities Corp.	6.250%	8/15/2009	430	442
Progress Energy, Inc.	5.850%	10/30/2008	220	222
Public Service Co. of Colorado	4.375%	10/1/2008	330	325
Public Service Co. of New Mexico	4.400%	9/15/2008	150	147
Public Service Electric & Gas	4.000%	11/1/2008	850	827
Puget Sound Energy Inc.	3.363%	6/1/2008	390	377
4 Southern California Edison Co.	5.566%	2/2/2009	150	150
Southern California Edison Co.	7.625%	1/15/2010	50	53
3 SP PowerAssets Ltd.	3.800%	10/22/2008	500	486
Texas - New Mexico Power Co.	6.125%	6/1/2008	375	377
Virginia Electric & Power Co.	4.500%	12/15/2010	312	302
Natural Gas (1.0%)
AGL Capital Corp.	7.125%	1/14/2011	100	106
CenterPoint Energy	6.500%	2/1/2008	490	496
CenterPoint Energy Resources	8.900%	12/15/2006	600	604
2,4 Energen Corp.	5.755%	11/15/2007	800	800
Enterprise Products Operating LP	4.000%	10/15/2007	115	113
Enterprise Products Operating LP	8.375%	8/1/2066	450	470
ONEOK Partners, LP	5.900%	4/1/2012	200	201
Panhandle Eastern Pipeline	2.750%	3/15/2007	180	178
Plains All American Pipeline LP	4.750%	8/15/2009	550	540
*3 Yosemite Security Trust	8.250%	11/15/2004	370	248

				20,208

Total Corporate Bonds
(Cost $336,251)				334,418

Sovereign Bonds (U.S. Dollar-Denominated) (1.0%)
China Development Bank	8.250%	5/15/2009	400	429
4 Corp. Andina de Fomento	5.840%	1/26/2007	300	300
3 Export-Import Bank of Korea	4.125%	2/10/2009	450	439
Korea Development Bank	4.750%	7/20/2009	1,175	1,159
2 Pemex Finance Ltd.	8.020%	5/15/2007	35	35
2,3 Petroleum Export/Cayman	4.623%	6/15/2010	583	568
2,3 Petroleum Export/Cayman	5.265%	6/15/2011	492	479
3 Petronas Capital Ltd.	7.000%	5/22/2012	100	108
2,3 Qatar Petroleum	5.579%	5/30/2011	500	504

Total Sovereign Bonds
(Cost $4,075)				4,021

Taxable Municipal Bond (0.0%)

3 Texas Municipal Gas Corp.
(Cost $120)	2.600%	7/1/2007	120	119

			Shares

Preferred Stocks (0.4%)

4 Goldman Sachs Group, Inc.	6.116%	46,000	1,192
4 Washington Mutual, Inc.	6.090%	14,000	355
4 SunTrust Banks, Inc.	5.920%	8,500	214

Total Preferred Stocks
(Cost $1,736)				1,761

Temporary Cash Investment (3.1%)

6 Vanguard Market Liquidity Fund, 5.306%
(Cost $12,180)			12,179,549	12,180

Total Investments (100.0%)
(Cost $401,498)				399,259

Other Assets and Liabilities—Net (0.0%)				50

Net Assets (100%)				399,309

*Non-income-producing security--security in default.
1The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments. 3Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate value of these securities was $56,469,000, representing 14.1% of net assets.
4Adjustable-rate note.
5Securities with a value of $965,000 have been segregated as initial margin for open futures contracts.
6Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2006, the cost of investment securities for tax purposes was $401,498,000. Net unrealized depreciation of investment securities for tax purposes was $2,239,000, consisting of unrealized gains of $2,268,000 on securities that had risen in value since their purchase and $4,507,000 in unrealized losses on securities that had fallen in value since their purchase.

Swap Contracts: The portfolio has entered into credit default swaps to simulate long bond positions that are either unavailable or considered to be less attractively priced in the bond market. Under the terms of the swaps, the portfolio receives a periodic payment amount (premium) that is a fixed percentage applied to a notional principal amount. In return, the portfolio agrees to pay the counterparty the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

The portfolio has also entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At September 30, 2006, the portfolio had the following open swap contracts:

Credit Default Swaps

Reference Entity	Termination Date	Dealer *	Notional Amount ($000)	Premium Received	Unrealized Appreciation (Depreciation) ($000)

Coca-Cola Co.	12/29/06	DBS	1,275	0.18%	1
Coca-Cola Co.	1/2/07	DBS	1,125	0.18%	1
Fifth Third Bank	4/2/07	DBS	883	0.45%	1
Procter & Gamble	9/20/08	DBS	2,500	0.12%	4
UPS	3/20/08	WB	2,040	0.07%	1

					8

Interest Rate Swaps

Termination Date	Dealer *	Notional Amount ($000)	Fixed Interest Rate Received (Paid)	Floating Interest Rate Received (Paid)	Unrealized Appreciation (Depreciation) ($000)

12/10/06	LEH	650	3.152%	(5.390%)(1)	(3)
1/26/07	DBS	300	2.607%	(5.490%)(1)	(3)
2/1/07	DBS	600	3.960%	(5.489%)(1)	3
3/9/07	JPM	800	3.108%	(5.390%)(1)	(8)
3/12/07	DBS	350	2.698%	(5.390%)(1)	(4)
4/2/07	DBS	883	3.085%	(5.480%)(1)	(10)
4/5/07	LEH	1,000	2.708%	(5.480%)(1)	(13)
5/25/07	ABN	1,240	3.193%	(5.400%)(1)	(17)
6/14/07	DBS	900	3.220%	(5.390%)(1)	(13)
11/1/07	ABN	760	3.163%	(5.489%)(1)	(17)
12/28/07	LEH	300	4.897%	(5.367%)(1)	(1)
1/15/08	LEH	1,300	3.345%	(5.507%)(1)	(31)
9/19/08	LEH	2,700	4.743%	(5.390%)(1)	(19)
3/10/09	LEH	800	5.628%	(5.390%)(1)	10
4/17/09	LEH	2,500	5.637%	(5.507%)(1)	33
5/18/09	LEH	1,000	5.601%	(5.410%)(1)	13
6/2/09	DBS	1,350	3.765%	(5.391%)(1)	(44)
6/9/09	LEH	1,735	5.636%	(5.390%)(2)	24
7/27/09	BS	1,900	5.629%	(5.490%)(1)	28
8/21/09	LEH	2,010	5.274%	(5.387%)(1)	11
11/16/09	BS	225	5.413%	(5.330%)(1)	2
12/9/09	LEH	400	5.414%	(5.390%)(1)	4
12/14/09	LEH	1,500	5.414%	(5.390%)(1)	16
12/17/09	LEH	500	5.413%	(5.390%)(1)	5
2/15/10	WB	4,000	5.468%	(5.330%)(2)	49
5/10/10	LEH	1,600	5.239%	(5.385%)(1)	10
6/28/10	LEH	1,375	5.413%	(5.364%)(1)	16
8/15/10	LEH	600	5.418%	(5.405%)(2)	7
11/15/10	LEH	1,800	5.423%	(5.330%)(2)	24

					72

*ABN-ABN Amro
 BS-Bear Stearns Bank PLC
 DBS-Deutsche Bank Securities
 JPM-JPMorgan Chase
 LEH-Lehman Brothers Special Financing Inc.
 WB-Wachovia Bank
[1] Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
[2] Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2006, the aggregate settlement value of open futures contracts expiring in December 2006, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

2-Year U.S. Treasury Note	154	31,493	91
10-Year U.S. Treasury Note	30	3,242	32
5-Year U.S. Treasury Note	(17)	1,794	(11)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Variable Insurance Fund-High Yield Bond Portfolio Schedule of Investments September 30, 2006
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Corporate Bonds (91.7%)

Finance (2.1%)
Banking (0.3%)
Chevy Chase Savings Bank	6.875%	12/1/2013	645	646
Brokerage (0.4%)
E*Trade Financial Corp.	8.000%	6/15/2011	650	674
E*Trade Financial Corp.	7.375%	9/15/2013	325	332
Insurance (0.9%)
Coventry Health Care Inc.	5.875%	1/15/2012	30	30
Coventry Health Care Inc.	8.125%	2/15/2012	565	587
Provident Funding Mortgage Loan Trust	7.000%	7/15/2018	805	823
UnumProvident Corp.	7.625%	3/1/2011	136	145
UnumProvident Corp.	6.750%	12/15/2028	585	564
UnumProvident Corp.	7.375%	6/15/2032	175	181
Real Estate Investment Trust (0.5%)
1 Rouse Co.	6.750%	5/1/2013	1,235	1,242

				5,224

Industrial (76.4%)
Basic Industry (8.5%)
Abitibi-Consolidated Inc.	7.500%	4/1/2028	775	614
Airgas, Inc.	9.125%	10/1/2011	595	620
Arch Western Finance	6.750%	7/1/2013	1,840	1,771
BCP Caylux Holdings	9.625%	6/15/2014	770	834
Bowater Canada Finance	7.950%	11/15/2011	1,375	1,325
Bowater Inc.	6.500%	6/15/2013	25	22
Cascades Inc.	7.250%	2/15/2013	645	632
Equistar Chemicals LP	10.125%	9/1/2008	165	175
Equistar Chemicals LP	10.625%	5/1/2011	605	650
Georgia-Pacific Corp.	8.125%	5/15/2011	945	976
Georgia-Pacific Corp.	8.000%	1/15/2024	550	542
Huntsman LLC	11.625%	10/15/2010	225	249
IMC Global, Inc.	10.875%	6/1/2008	1,020	1,084
IMC Global, Inc.	11.250%	6/1/2011	70	74
IMC Global, Inc.	7.300%	1/15/2028	640	558
International Steel Group, Inc.	6.500%	4/15/2014	965	955
Koppers Inc.	9.875%	10/15/2013	460	500
Lyondell Chemical Co.	9.500%	12/15/2008	244	252
Lyondell Chemical Co.	8.000%	9/15/2014	1,085	1,090
Massey Energy Co.	6.625%	11/15/2010	340	332
Massey Energy Co.	6.875%	12/15/2013	390	355
Methanex Corp.	8.750%	8/15/2012	725	785
Millennium America Inc.	9.250%	6/15/2008	790	816
Nalco Co.	7.750%	11/15/2011	710	724
Neenah Paper Inc.	7.375%	11/15/2014	810	757
Norske Skog Canada	8.625%	6/15/2011	230	225
1 Novelis Corp.	7.250%	2/15/2015	1,385	1,316
Peabody Energy Corp.	6.875%	3/15/2013	1,135	1,124
Russel Metals Inc.	6.375%	3/1/2014	55	52
Smurfit Capital Funding PLC	7.500%	11/20/2025	195	183
Steel Dynamics, Inc.	9.500%	3/15/2009	720	744
Stone Container Corp.	8.375%	7/1/2012	95	92
U.S. Steel LLC	10.750%	8/1/2008	765	824
Capital Goods (7.6%)
Alliant Techsystems Inc.	6.750%	4/1/2016	715	702
Allied Waste North America Inc.	5.750%	2/15/2011	195	186
Allied Waste North America Inc.	6.375%	4/15/2011	300	293
Argo Tech Corp.	9.250%	6/1/2011	520	541
1 Ashtead Capital Inc.	9.000%	8/15/2016	715	736
1 Ashtead Holding PLC	8.625%	8/1/2015	475	480
Ball Corp.	6.625%	3/15/2018	520	511
Building Materials Corp.	7.750%	8/1/2014	900	805
Case New Holland Inc.	9.250%	8/1/2011	1,380	1,463
Case New Holland Inc.	7.125%	3/1/2014	1,255	1,263
Crown Americas Inc.	7.625%	11/15/2013	615	621
Crown Americas Inc.	7.750%	11/15/2015	615	623
1 Douglas Dynamic LLC	7.750%	1/15/2012	370	350
DRS Technologies Inc.	6.625%	2/1/2016	435	428
Goodman Global Holdings	7.875%	12/15/2012	860	819
1 Invensys PLC	9.875%	3/15/2011	794	861
L-3 Communications Corp.	7.625%	6/15/2012	950	988
L-3 Communications Corp.	6.375%	10/15/2015	450	439
Moog Inc.	6.250%	1/15/2015	405	387
Owens-Brockway Glass Container, Inc.	8.875%	2/15/2009	475	489
Owens-Brockway Glass Container, Inc.	7.750%	5/15/2011	920	948
Owens-Brockway Glass Container, Inc.	8.750%	11/15/2012	720	761
Sequa Corp.	9.000%	8/1/2009	1,355	1,435
Texas Industries Inc.	7.250%	7/15/2013	580	580
United Rentals NA Inc.	6.500%	2/15/2012	1,885	1,824
United Rentals NA Inc.	7.750%	11/15/2013	500	490
Communication (19.9%)
Canwest Media Inc.	8.000%	9/15/2012	1,475	1,460
Centennial Cellular	10.125%	6/15/2013	450	478
Centennial Communication	8.125%	2/1/2014	85	84
1 Charter Communications OPT LLC	8.000%	4/30/2012	2,670	2,690
1 Charter Communications OPT LLC	8.375%	4/30/2014	2,155	2,193
Citizens Communications	9.250%	5/15/2011	1,680	1,852
Citizens Communications	9.000%	8/15/2031	345	372
CSC Holdings, Inc.	7.875%	12/15/2007	625	636
CSC Holdings, Inc.	8.125%	7/15/2009	200	207
CSC Holdings, Inc.	8.125%	8/15/2009	1,170	1,215
CSC Holdings, Inc.	7.625%	4/1/2011	310	319
1 CSC Holdings, Inc.	6.750%	4/15/2012	585	583
CSC Holdings, Inc.	7.875%	2/15/2018	865	900
CSC Holdings, Inc.	7.625%	7/15/2018	810	829
Dex Media East LLC	9.875%	11/15/2009	980	1,033
Dex Media West LLC	8.500%	8/15/2010	165	170
Dex Media, Inc.	8.000%	11/15/2013	450	448
DirecTV Holdings	8.375%	3/15/2013	235	244
Dobson Cellular Systems	8.375%	11/1/2011	855	889
Dobson Cellular Systems	9.875%	11/1/2012	490	529
EchoStar DBS Corp.	5.750%	10/1/2008	640	634
EchoStar DBS Corp.	6.375%	10/1/2011	560	546
GCI Inc.	7.250%	2/15/2014	1,410	1,364
Houghton Mifflin Co.	8.250%	2/1/2011	790	808
Insight Midwest LP	10.500%	11/1/2010	1,635	1,696
Intelsat Bermuda Ltd.	8.250%	1/15/2013	200	203
Intelsat Bermuda Ltd.	8.625%	1/15/2015	1,760	1,800
1 Intelsat Bermuda Ltd.	9.250%	6/15/2016	480	505
Intelsat Ltd.	5.250%	11/1/2008	505	485
Liberty Media Corp.	7.750%	7/15/2009	175	183
Liberty Media Corp.	7.875%	7/15/2009	760	798
Liberty Media Corp.	5.700%	5/15/2013	1,095	1,036
Liberty Media Corp.	8.250%	2/1/2030	860	859
Lin Television Corp.	6.500%	5/15/2013	475	446
1 Mediacom Broadband LLC	8.500%	10/15/2015	400	397
Mediacom Broadband LLC	8.500%	10/15/2015	700	696
Mediacom LLC/Mediacom Capital Corp.	9.500%	1/15/2013	775	790
Medianews Group Inc.	6.875%	10/1/2013	700	642
1 Nordic Telephone Co.	8.875%	5/1/2016	305	321
PanAmSat Corp.	9.000%	8/15/2014	1,168	1,209
Quebecor Media Inc.	7.750%	3/15/2016	880	883
Qwest Communications International Inc.	8.875%	3/15/2012	2,430	2,640
1 Qwest Communications International Inc.	7.500%	10/1/2014	520	538
R.H. Donnelley Corp.	6.875%	1/15/2013	230	211
R.H. Donnelley Corp.	6.875%	1/15/2013	420	385
R.H. Donnelley Corp.	8.875%	1/15/2016	2,090	2,103
Rogers Cable Inc.	6.250%	6/15/2013	1,255	1,249
Rogers Cable Inc.	5.500%	3/15/2014	725	682
Rogers Cable Inc.	6.750%	3/15/2015	60	60
Rogers Cable Inc.	7.500%	3/15/2015	395	421
Rogers Wireless Inc.	9.625%	5/1/2011	1,495	1,689
Rogers Wireless Inc.	6.375%	3/1/2014	385	385
Shaw Communications Inc.	8.250%	4/11/2010	845	894
Sinclair Broadcast Group	8.750%	12/15/2011	475	496
Sinclair Broadcast Group	8.000%	3/15/2012	790	802
US West Communications Group	6.875%	9/15/2033	1,785	1,640
1 Windstream Corp.	8.125%	8/1/2013	285	303
1 Windstream Corp.	8.625%	8/1/2016	1,750	1,873
Consumer Cyclical (15.7%)
AMC Entertainment Inc.	8.000%	3/1/2014	600	564
Aztar Corp.	9.000%	8/15/2011	465	486
Beazer Homes USA, Inc.	8.625%	5/15/2011	860	871
Beazer Homes USA, Inc.	8.375%	4/15/2012	195	197
Beazer Homes USA, Inc.	6.875%	7/15/2015	395	358
Boyd Gaming Corp.	7.750%	12/15/2012	150	155
Corrections Corp. of America	6.250%	3/15/2013	345	338
Corrections Corp. of America	6.750%	1/31/2014	265	265
Cummins Inc.	9.500%	12/1/2010	235	248
Cummins Inc.	7.125%	3/1/2028	189	192
Ford Motor Credit Co.	6.625%	6/16/2008	1,285	1,263
Ford Motor Credit Co.	7.875%	6/15/2010	375	367
2 Ford Motor Credit Co.	9.957%	4/15/2012	1,115	1,165
Ford Motor Credit Co.	7.000%	10/1/2013	2,795	2,598
General Motors Acceptance Corp.	6.150%	4/5/2007	245	244
General Motors Acceptance Corp.	5.125%	5/9/2008	2,130	2,078
General Motors Acceptance Corp.	6.875%	8/28/2012	625	620
General Motors Acceptance Corp.	8.000%	11/1/2031	3,055	3,215
^ GSC Holdings Corp.	8.000%	10/1/2012	1,145	1,176
Host Marriott LP	7.125%	11/1/2013	1,740	1,764
Isle of Capri Casinos	7.000%	3/1/2014	680	648
J.B. Poindexter Co.	8.750%	3/15/2014	225	186
K. Hovnanian Enterprises	6.250%	1/15/2016	495	439
K. Hovnanian Enterprises	8.625%	1/15/2017	310	308
KB Home	8.625%	12/15/2008	585	598
KB Home	7.750%	2/1/2010	50	50
KB Home	6.375%	8/15/2011	85	82
KB Home	6.250%	6/15/2015	475	437
Lear Corp.	5.750%	8/1/2014	135	109
Mandalay Resort Group	9.375%	2/15/2010	1,185	1,261
Marquee Inc.	8.625%	8/15/2012	695	718
Meritage Corp.	7.000%	5/1/2014	130	117
MGM Mirage, Inc.	9.750%	6/1/2007	825	846
MGM Mirage, Inc.	8.500%	9/15/2010	1,670	1,783
MGM Mirage, Inc.	6.625%	7/15/2015	260	250
Park Place Entertainment Corp.	8.125%	5/15/2011	50	53
Park Place Entertainment Corp.	7.000%	4/15/2013	510	528
Rite Aid Corp.	8.125%	5/1/2010	80	81
Rite Aid Corp.	9.500%	2/15/2011	1,090	1,124
Rite Aid Corp.	7.500%	1/15/2015	195	184
Riviera Holdings Corp.	11.000%	6/15/2010	390	412
Seneca Gaming Corp.	7.250%	5/1/2012	630	627
1 Service Corp. International	7.375%	10/1/2014	295	297
Service Corp. International	6.750%	4/1/2016	110	105
1 Service Corp. International	8.000%	6/15/2017	1,165	1,139
1 Service Corp. International	7.625%	10/1/2018	780	782
Speedway Motorsports Inc.	6.750%	6/1/2013	240	238
Standard Pacific Corp.	6.500%	10/1/2008	550	547
Standard Pacific Corp.	6.875%	5/15/2011	360	342
Standard Pacific Corp.	6.250%	4/1/2014	205	180
Starwood Hotel Resorts	7.875%	5/1/2012	305	321
Station Casinos	6.000%	4/1/2012	170	165
Station Casinos	6.500%	2/1/2014	585	548
Station Casinos	6.875%	3/1/2016	360	338
Station Casinos	6.625%	3/15/2018	600	541
Tenneco Automotive Inc.	10.250%	7/15/2013	565	615
TRW Automotive Inc.	9.375%	2/15/2013	1,062	1,134
Visteon Corp.	8.250%	8/1/2010	390	380
Visteon Corp.	7.000%	3/10/2014	1,665	1,486
Wynn Las Vegas LLC	6.625%	12/1/2014	1,110	1,078
Consumer Noncyclical (9.3%)
Ahold Finance USA Inc.	6.875%	5/1/2029	690	645
1 Angiotech Pharmaceutical	7.750%	4/1/2014	568	542
Bio-Rad Laboratories Inc.	7.500%	8/15/2013	195	199
Bio-Rad Laboratories Inc.	6.125%	12/15/2014	290	275
Biovail Corp.	7.875%	4/1/2010	1,045	1,042
Constellation Brands Inc.	8.125%	1/15/2012	620	645
Constellation Brands Inc.	7.250%	9/1/2016	405	410
DaVita Inc.	6.625%	3/15/2013	365	356
DaVita Inc.	7.250%	3/15/2015	375	368
Dean Foods Co.	7.000%	6/1/2016	160	160
Delhaize America Inc.	9.000%	4/15/2031	360	421
Elan Financial PLC	7.750%	11/15/2011	1,515	1,479
2 Elan Financial PLC	9.405%	11/15/2011	840	848
Fisher Scientific International Inc.	6.750%	8/15/2014	385	391
Fisher Scientific International Inc.	6.125%	7/1/2015	750	744
HCA Inc.	5.500%	12/1/2009	400	401
HCA Inc.	8.750%	9/1/2010	1,200	1,215
HCA Inc.	5.750%	3/15/2014	260	205
HCA Inc.	6.375%	1/15/2015	2,090	1,690
HCA Inc.	6.500%	2/15/2016	510	407
HCA Inc.	7.690%	6/15/2025	130	102
HCA Inc.	7.500%	11/6/2033	275	215
Mylan Laboratories Inc.	5.750%	8/15/2010	145	143
Mylan Laboratories Inc.	6.375%	8/15/2015	740	719
Omnicare, Inc.	6.125%	6/1/2013	70	66
Omnicare, Inc.	6.750%	12/15/2013	390	379
Omnicare, Inc.	6.875%	12/15/2015	585	569
1 Reynolds American Inc.	6.500%	7/15/2010	220	222
1 Reynolds American Inc.	7.250%	6/1/2013	1,190	1,220
1 Reynolds American Inc.	7.300%	7/15/2015	1,040	1,066
Tenet Healthcare Corp.	6.500%	6/1/2012	375	328
Tenet Healthcare Corp.	7.375%	2/1/2013	380	343
Tenet Healthcare Corp.	9.875%	7/1/2014	2,030	2,025
Tenet Healthcare Corp.	9.250%	2/1/2015	315	304
Triad Hospitals Inc.	7.000%	5/15/2012	1,500	1,489
Ventas Realty LP/Capital Corp.	6.750%	6/1/2010	215	218
Ventas Realty LP/Capital Corp.	6.625%	10/15/2014	710	714
Ventas Realty LP/Capital Corp.	7.125%	6/1/2015	470	481
Ventas Realty LP/Capital Corp.	6.500%	6/1/2016	405	401
Energy (6.8%)
Chesapeake Energy Corp.	7.750%	1/15/2015	105	107
Chesapeake Energy Corp.	6.625%	1/15/2016	1,020	979
Chesapeake Energy Corp.	6.875%	1/15/2016	570	559
Chesapeake Energy Corp.	6.500%	8/15/2017	1,245	1,164
Chesapeake Energy Corp.	6.250%	1/15/2018	980	909
Delta Petroleum Corp.	7.000%	4/1/2015	375	348
Encore Acquisition Co.	6.250%	4/15/2014	150	141
Encore Acquisition Co.	6.000%	7/15/2015	495	455
Exco Resources Inc.	7.250%	1/15/2011	845	826
Forest Oil Corp.	8.000%	12/15/2011	640	666
Forest Oil Corp.	7.750%	5/1/2014	400	404
Giant Industries	11.000%	5/15/2012	439	478
Hornbeck Offshore Services	6.125%	12/1/2014	525	490
Kerr McGee Corp.	6.950%	7/1/2024	325	346
Kerr-McGee Corp.	7.125%	10/15/2027	205	220
Magnum Hunter Resources Inc.	9.600%	3/15/2012	637	673
Newfield Exploration Co.	6.625%	4/15/2016	660	642
Parker Drilling Co.	9.625%	10/1/2013	675	737
1 Petrohawk Energy Corp.	9.125%	7/15/2013	605	611
Pioneer Natural Resources Co.	5.875%	7/15/2016	285	267
Pioneer Natural Resources Co.	6.875%	5/1/2018	530	527
Pioneer Natural Resources Co.	7.200%	1/15/2028	345	336
Plains Exploration & Production Co.	8.750%	7/1/2012	130	137
Plains Exploration & Production Co.	7.125%	6/15/2014	280	295
Pogo Producing Co.	6.625%	3/15/2015	175	166
Pogo Producing Co.	6.875%	10/1/2017	445	424
Premcor Refining Group	9.500%	2/1/2013	695	756
Pride International Inc.	7.375%	7/15/2014	1,450	1,494
Range Resources Corp.	7.500%	5/15/2016	425	426
Transcontinental Gas Pipe Line Corp.	6.250%	1/15/2008	140	140
Whiting Petroleum Corp.	7.250%	5/1/2012	520	510
Whiting Petroleum Corp.	7.250%	5/1/2013	625	613
Whiting Petroleum Corp.	7.000%	2/1/2014	110	107
Technology (3.7%)
IKON Office Solutions	7.750%	9/15/2015	885	907
MagnaChip Semiconductor	6.875%	12/15/2011	650	515
2 MagnaChip Semiconductor	8.640%	12/15/2011	260	218
1 Sensata Technologies	8.000%	5/1/2014	1,000	980
SunGard Data Systems, Inc.	9.125%	8/15/2013	2,590	2,684
UGS Corp.	10.000%	6/1/2012	1,010	1,096
Xerox Corp.	9.750%	1/15/2009	1,780	1,927
Xerox Corp.	6.400%	3/15/2016	250	249
Xerox Corp.	6.750%	2/1/2017	370	377
Xerox Corp.	8.000%	2/1/2027	400	410
Transportation (3.7%)
1 Avis Budget Car Rental	7.625%	5/15/2014	1,025	997
1,2 Avis Budget Car Rental	7.905%	5/15/2014	220	216
1 Avis Budget Car Rental	7.750%	5/15/2016	625	605
Continental Airlines, Inc.	7.056%	9/15/2009	324	332
3 Continental Airlines, Inc.	6.900%	1/2/2018	247	251
3 Continental Airlines, Inc.	9.798%	4/1/2021	946	1,001
Delta Air Lines, Inc.	7.111%	9/18/2011	745	743
Delta Air Lines, Inc.	7.570%	5/18/2012	740	741
Greenbrier Co. Inc.	8.375%	5/15/2015	635	643
1 Hertz Corp.	8.875%	1/1/2014	1,880	1,965
1 Hertz Corp.	10.500%	1/1/2016	450	495
Kansas City Southern Industries, Inc.	9.500%	10/1/2008	85	89
Kansas City Southern Industries, Inc.	7.500%	6/15/2009	655	655
Northwest Airlines, Inc. Pass-Through Certificates	6.841%	4/1/2011	250	248
TFM SA de CV	9.375%	5/1/2012	235	249
Other (1.2%)
Adesa Corp.	7.625%	6/15/2012	730	719
FastenTech Inc.	11.500%	5/1/2011	465	479
General Cable Corp.	9.500%	11/15/2010	615	658
Hawk Corp.	8.750%	11/1/2014	235	233
UCAR Finance, Inc.	10.250%	2/15/2012	940	989

				191,390

Utilities (13.2%)
Electric (8.8%)
1 AES Corp.	8.750%	5/15/2013	1,565	1,675
1 AES Corp.	9.000%	5/15/2015	1,790	1,920
Aquila Inc.	9.950%	2/1/2011	1,015	1,117
Aquila Inc.	14.875%	7/1/2012	270	355
Avista Corp.	9.750%	6/1/2008	290	307
CMS Energy Corp.	8.500%	4/15/2011	85	92
Dynegy Inc.	8.375%	5/1/2016	1,255	1,274
1 Edison Mission Energy	7.500%	6/15/2013	405	409
Midwest Generation LLC	8.750%	5/1/2034	2,085	2,239
Mirant North America LLC	7.375%	12/31/2013	1,640	1,640
Nevada Power Co.	6.500%	4/15/2012	295	305
Nevada Power Co.	9.000%	8/15/2013	333	364
Nevada Power Co.	5.875%	1/15/2015	520	521
1 Nevada Power Co.	6.650%	4/1/2036	290	298
NRG Energy Inc.	7.250%	2/1/2014	825	819
NRG Energy Inc.	7.375%	2/1/2016	2,060	2,050
Reliant Energy, Inc.	9.500%	7/15/2013	403	420
Reliant Energy, Inc.	6.750%	12/15/2014	2,372	2,253
Sierra Pacific Resources	8.625%	3/15/2014	275	298
Sierra Pacific Resources	6.750%	8/15/2017	75	75
TECO Energy, Inc.	7.200%	5/1/2011	820	855
TECO Energy, Inc.	6.750%	5/1/2015	55	56
TXU Corp.	5.550%	11/15/2014	1,160	1,096
TXU Corp.	6.500%	11/15/2024	1,340	1,276
TXU Corp.	6.550%	11/15/2034	480	454
Natural Gas (4.4%)
ANR Pipeline Co.	8.875%	3/15/2010	860	904
Colorado Interstate Gas	5.950%	3/15/2015	90	86
El Paso Natural Gas Co.	7.625%	8/1/2010	425	439
El Paso Natural Gas Co.	7.500%	11/15/2026	190	199
El Paso Production Holdings	7.750%	6/1/2013	2,085	2,137
Enterprise Products Operating LP	6.875%	3/1/2033	450	466
Kinder Morgan, Inc.	6.500%	9/1/2012	745	745
Southern Natural Gas	8.875%	3/15/2010	645	677
Suburban Propane Partners	6.875%	12/15/2013	650	626
Williams Cos., Inc.	7.125%	9/1/2011	1,025	1,051
Williams Cos., Inc.	8.125%	3/15/2012	1,270	1,356
Williams Cos., Inc.	7.500%	1/15/2031	1,385	1,368
Williams Cos., Inc.	7.750%	6/15/2031	205	205
Williams Cos., Inc.	8.750%	3/15/2032	175	192
1 Williams Partners LP	7.500%	6/15/2011	450	453

				33,072

Total Corporate Bonds
(Cost $229,980)				229,686

U.S. Government Securities(4.9%)

U.S. Treasury Note	6.625%	5/15/2007	1,730	1,747
U.S. Treasury Note	5.625%	5/15/2008	2,405	2,437
U.S. Treasury Note	5.500%	5/15/2009	3,200	3,269
U.S. Treasury Note	5.750%	8/15/2010	1,875	1,951
U.S. Treasury Note	4.875%	7/31/2011	2,400	2,428
U.S. Treasury Note	5.125%	5/15/2016	475	493

Total U.S. Government Securities
(Cost $12,551)				12,325

Sovereign Bonds (U.S. Dollar-Denominated) (0.6%)
Federal Republic of Brazil	7.875%	3/7/2015	475	519
3 Federal Republic of Brazil	8.000%	1/15/2018	900	987

Total Sovereign Bonds
(Cost $1,429)				1,506

Temporary Cash Investments (0.9%)

Repurchase Agreement (0.4%)
Bank of America Securities, LLC
(Dated 9/29/2006, Repurchase Value $1,000,000, collateralized by
Federal National Mortgage Assn. 6.000%, 9/1/2036)	5.370%	10/2/2006	1,000	1,000

			Shares

Money Market Fund (0.5%)

4 Vanguard Market Liquidity Fund, 5.306%			1,210,000	1,210

Total Temporary Cash Investments
(Cost $2,210)				2,210

Total Investments (98.1%)
(Cost $246,170)				245,727

Other Assets and Liabilities—Net(1.9%)				4,731

Net Assets (100%)				250,458

^ Part of security position is on loan to broker-dealers.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate value of these securities was $30,280,000, representing 12.1% of net assets.
2 Adjustable-rate note.
3 The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2006, the cost of investment securities for tax purposes was $246,170,000. Net unrealized depreciation of investment securities for tax purposes was $443,000, consisting of unrealized gains of $3,807,000 on securities that had risen in value since their purchase and $4,250,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio Schedule of Investments September 30, 2006
	Shares	Market Value ($000)

Investment Companies (100.0%)

U.S. Stock Funds (100.0%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	10,924,168	303,692
Vanguard Extended Market Index Fund Investor Shares	2,070,964	74,555
Vanguard Total Stock Market ETF	50,700	6,668

		384,915

Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 5.306%	26,401	26

Total Investment Companies
(Cost $357,054)		384,941

Other Assets and Liabilities — Net (0.0%)		17

Net Assets (100%)		$384,958

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time ) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares) are valued at that fund’s net assets value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At September 30, 2006, the cost of investment securities for tax purposes was $357,054,000. Net unrealized appreciation of investment securities for tax purposes was $27,887,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Variable Insurance Fund - Balanced Porfolio Schedule of Investments September 30, 2006
	Shares	Market Value ($000)

Common Stocks (64.6%)

Consumer Discretionary (5.3%)
* Comcast Corp. Class A	349,250	12,870
McDonald's Corp.	291,600	11,407
Time Warner, Inc.	451,800	8,236
Fuji Photo Film Co., Ltd. ADR	142,900	5,210
The Walt Disney Co.	163,800	5,063
* Viacom Inc. Class B	126,900	4,718
CBS Corp.	166,300	4,685
NIKE, Inc. Class B	48,900	4,285
Limited Brands, Inc.	125,700	3,330
Yum! Brands, Inc.	63,900	3,326
Gannett Co., Inc.	56,700	3,222
Harrah's Entertainment, Inc.	31,900	2,119
Genuine Parts Co.	43,700	1,885
Carnival Corp.	10,300	484

		70,840

Consumer Staples (5.9%)
Altria Group, Inc.	195,100	14,935
Wal-Mart Stores, Inc.	286,700	14,140
The Coca-Cola Co.	227,100	10,147
Kimberly-Clark Corp.	146,900	9,601
Nestle SA ADR Reg	106,100	9,292
The Procter & Gamble Co.	102,767	6,370
Sysco Corp.	180,100	6,024
SABMiller PLC	229,766	4,280
Unilever NV ADR	107,100	2,628
SABMiller PLC ADR	38,200	716

		78,133

Energy (8.7%)
Chevron Corp.	307,100	19,919
Total SA ADR	291,912	19,249
ExxonMobil Corp.	277,700	18,634
ConocoPhillips Co.	187,370	11,154
Royal Dutch Shell PLC ADR Class A	165,500	10,939
EnCana Corp.	215,672	10,070
BP PLC ADR	118,000	7,738
Schlumberger Ltd.	121,600	7,543
XTO Energy, Inc.	139,500	5,877
Petroleo Brasileiro ADR	43,500	3,647
Sasol Ltd. Sponsored ADR	39,000	1,283

		116,053

Financials (12.1%)
Bank of America Corp.	541,135	28,989
Citigroup, Inc.	433,333	21,524
UBS AG (New York Shares)	240,000	14,234
State Street Corp.	172,300	10,752
Merrill Lynch & Co., Inc.	136,900	10,708
ACE Ltd.	187,100	10,240
American International Group, Inc.	151,200	10,018
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	58,872	9,281
Freddie Mac	125,200	8,304
JPMorgan Chase & Co.	156,148	7,333
MBIA, Inc.	114,650	7,044
The Hartford Financial Services Group Inc.	77,900	6,758
PNC Financial Services Group	59,600	4,317
MetLife, Inc.	66,000	3,741
Prudential Financial, Inc.	37,900	2,890
Westpac Banking Corp. Ltd. ADR	32,200	2,722
Wachovia Corp.	29,600	1,652
Ambac Financial Group, Inc.	2,387	198

	160,705

Health Care (7.2%)
Abbott Laboratories	347,000	16,850
Eli Lilly & Co.	289,000	16,473
Medtronic, Inc.	254,000	11,796
Bristol-Myers Squibb Co.	467,300	11,645
Schering-Plough Corp.	525,900	11,617
AstraZeneca Group PLC ADR	166,700	10,419
Wyeth	145,600	7,402
* Amgen, Inc.	41,400	2,961
Novartis AG ADR	40,600	2,373
Sanofi-Aventis ADR	53,123	2,362
Merck & Co., Inc.	31,200	1,307

		95,205

Industrials (7.6%)
General Electric Co.	736,800	26,009
Canadian National Railway Co.	302,900	12,704
Deere & Co.	145,400	12,200
Waste Management, Inc.	264,900	9,717
Lockheed Martin Corp.	95,000	8,176
United Parcel Service, Inc.	95,200	6,849
Parker Hannifin Corp.	84,800	6,592
Pitney Bowes, Inc.	117,800	5,227
Avery Dennison Corp.	76,300	4,591
3M Co.	39,900	2,969
General Dynamics Corp.	34,100	2,444
Emerson Electric Co.	25,400	2,130
United Technologies Corp.	31,700	2,008

	101,616

Information Technology (5.9%)
International Business Machines Corp.	177,800	14,569
Microsoft Corp.	525,100	14,351
Motorola, Inc.	498,300	12,458
Accenture Ltd.	272,500	8,641
First Data Corp.	141,900	5,960
* EMC Corp.	395,600	4,739
KLA-Tencor Corp.	92,500	4,113
Hewlett-Packard Co.	105,800	3,882
Automatic Data Processing, Inc.	75,900	3,593
* Sun Microsystems, Inc.	639,900	3,180
Texas Instruments, Inc.	64,100	2,131

		77,617

Materials (5.0%)
Alcoa Inc.	429,000	12,029
E.I. du Pont de Nemours & Co.	268,286	11,493
Weyerhaeuser Co.	168,300	10,356
International Paper Co.	205,600	7,120
Rio Tinto PLC ADR	28,100	5,329
Syngenta AG ADR	160,200	4,835
Rohm & Haas Co.	100,200	4,744
Cia Vale do Rio Doce ADR	180,020	3,881
Air Products & Chemicals, Inc.	51,200	3,398
Newmont Mining Corp. (Holding Co.)	67,700	2,894

		66,079

Telecommunication Services (3.3%)
AT&T Inc.	619,300	20,164
Verizon Communications Inc.	233,512	8,670
BellSouth Corp.	118,800	5,079
Sprint Nextel Corp.	282,900	4,852
Deutsche Telekom AG ADR	237,900	3,775
France Telecom SA ADR	70,600	1,646

		44,186

Utilities (3.6%)
Exelon Corp.	283,200	17,145
TXU Corp.	143,300	8,959
FPL Group, Inc.	167,600	7,542
Dominion Resources, Inc.	74,300	5,683
Pinnacle West Capital Corp.	79,100	3,563
Progress Energy, Inc.	53,700	2,437
Duke Energy Corp.	75,972	2,294

		47,623

Total Common Stocks
(Cost $632,420)				858,057

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (7.8%)

U.S. Government Securities (3.9%)
U.S. Treasury Bond	6.250%	8/15/2023	11,000	12,769
U.S. Treasury Bond	5.250%	2/15/2029	10,125	10,704
U.S. Treasury Note	3.875%	7/31/2007	24,350	24,133
U.S. Treasury Note	4.250%	8/15/2014	5,000	4,878

				52,484

Agency Bonds and Notes (0.6%)
1 Federal Home Loan Mortgage Corp.	4.000%	8/17/2007	1,000	990
1 Federal Home Loan Mortgage Corp.	3.500%	9/15/2007	2,000	1,969
1 Federal National Mortgage Assn	3.250%	11/15/2007	3,000	2,940
Private Export Funding Corp.	3.375%	2/15/2009	1,700	1,637

				7,536

Mortgage-Backed Securities (3.3%)
Conventional Mortgage-Backed Securities (3.2%)
1, 2 Federal National Mortgage Assn	6.000%	4/1/2021-8/1/2021	2,913	2,955
2 Government National Mortgage Assn	5.500%	2/15/2033-8/15/2036	25,392	25,235
2 Government National Mortgage Assn	6.000%	7/15/2026-4/15/2036	12,020	12,170
2 Government National Mortgage Assn	6.500%	5/15/2028-7/15/2031	423	436
2 Government National Mortgage Assn	7.000%	11/15/2031-11/15/2033	720	745
2 Government National Mortgage Assn	8.000%	9/15/2030-9/15/2030	102	108
Non-Conventional Mortgage-Backed Securities (0.1%)
1, 2 Federal National Mortgage Assn	6.017%	5/1/2011	1,577	1,623

				43,272

Total U.S. Government and Agency Obligations
(Cost $102,372)				103,292

Corporate Bonds (22.4%)

Asset-Backed/Commercial Mortgage-Backed Securities (2.7%)
2 Adjustable Rate Mortgage Trust	5.723%	3/25/2036	612	615
2 Advanta Business Card Master Trust	4.750%	1/20/2011	530	528
2, 3 Aesop Funding II LLC	3.950%	4/20/2009	1,600	1,576
2 Asset Securitization Corp.	6.750%	2/14/2043	2,000	2,021
2 Banc of America Commercial Mortgage Inc.	5.930%	5/10/2045	1,000	1,034
2 Bank One Issuance Trust	3.860%	6/15/2011	1,000	978
2 Bank One Issuance Trust	3.450%	10/17/2011	1,000	967
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.633%	4/12/2038	955	972
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.740%	3/13/2040	1,000	965
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.825%	11/11/2041	1,995	1,930
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.933%	2/13/2042	765	744
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.871%	9/11/2042	740	715
2 CarMax Auto Owner Trust	4.910%	1/18/2011	860	859
2 Caterpillar Financial Asset Trust	3.130%	1/26/2009	270	266
2 Chase Issuance Trust	4.650%	12/17/2012	1,000	989
2 Chase Manhattan Auto Owner Trust	2.570%	2/16/2010	661	648
2 Commercial Mortgage Pass Through Certificates	5.116%	6/10/2044	750	738
2 Commercial Mortgage Pass-Through Certificates	5.962%	6/10/2046	1,000	1,036
2 Credit Suisse Mortgage Capital Certificates	5.467%	9/15/2039	1,190	1,199
2 GS Mortgage Securities Corp. II	5.396%	8/10/2038	1,000	1,013
2 Greenwich Capital Commercial Funding Corp.	4.915%	1/5/2036	1,000	981
2 Greenwich Capital Commercial Funding Corp.	5.317%	6/10/2036	1,000	1,006
2 Greenwich Capital Commercial Funding Corp.	5.224%	4/10/2037	240	238
2 Greenwich Capital Commercial Funding Corp.	4.799%	8/10/2042	1,950	1,938
2 Honda Auto Receivables Owner Trust	3.820%	5/21/2010	867	851
2 JPMorgan Chase Commercial Mortgage Securities	4.899%	1/12/2037	960	932
2 Morgan Stanley Capital I	4.780%	12/13/2041	1,725	1,666
2 Morgan Stanley Capital I	5.230%	9/15/2042	510	505
2 Morgan Stanley Capital I	4.700%	7/15/2056	1,530	1,470
2 Morgan Stanley Dean Witter Capital I	4.740%	11/13/2036	1,000	971
2 PSE&G Transition Funding LLC	6.450%	3/15/2013	238	248
2 USAA Auto Owner Trust	2.670%	10/15/2010	820	805
2 USAA Auto Owner Trust	4.130%	11/15/2011	952	937
2 WFS Financial Owner Trust	3.930%	2/17/2012	1,500	1,480
2 Wachovia Auto Owner Trust	4.930%	11/20/2012	1,000	999
2 Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/2042	750	737
2 World Omni Auto Receivables Trust	3.820%	11/12/2011	370	362

				35,919

Finance (8.7%)
Banking (4.1%)
BB&T Corp.	4.900%	6/30/2017	1,000	950
3 BTM Curacao	4.760%	7/21/2015	1,595	1,558
Bank of America Corp.	4.375%	12/1/2010	1,000	969
Bank of America Corp.	5.625%	3/8/2035	1,845	1,700
Bank of New York Co., Inc.	4.950%	3/15/2015	1,345	1,303
3 Barclays Bank PLC	5.926%	12/15/2049	2,000	2,019
Citigroup, Inc.	4.625%	8/3/2010	600	590
Citigroup, Inc.	6.625%	6/15/2032	2,000	2,199
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	2,000	2,106
Deutsche Bank Financial LLC	5.375%	3/2/2015	1,463	1,454
Fifth Third Bank	4.200%	2/23/2010	2,000	1,942
3 HBOS Treasury Services PLC	6.000%	11/1/2033	2,000	2,041
HSBC Bank USA	4.625%	4/1/2014	1,000	954
Huntington National Bank	4.900%	1/15/2014	1,000	959
J.P. Morgan, Inc.	6.250%	1/15/2009	1,500	1,535
JPMorgan Chase & Co.	6.750%	2/1/2011	1,000	1,058
Mellon Bank NA	4.750%	12/15/2014	250	239
3 Mizuho Finance (Cayman)	5.790%	4/15/2014	2,000	2,033
National City Bank	4.150%	8/1/2009	1,725	1,681
National City Corp.	3.200%	4/1/2008	275	267
National City Corp.	6.875%	5/15/2019	1,000	1,106
Northern Trust Co.	5.300%	8/29/2011	745	749
3 Overseas Chinese Banking Corp.	7.750%	9/6/2011	600	661
PNC Bank NA	4.875%	9/21/2017	1,500	1,420
Paribas NY	6.950%	7/22/2013	2,000	2,173
Royal Bank of Scotland Group PLC	5.000%	10/1/2014	300	293
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	2,440	2,389
3 Santander U.S. Debt, S.A. Unipersonal	4.750%	10/21/2008	900	894
SunTrust Banks, Inc.	4.250%	10/15/2009	320	312
UBS AG	5.875%	7/15/2016	2,000	2,066
UFJ Finance Aruba AEC	6.750%	7/15/2013	2,000	2,142
US Bank NA	4.125%	3/17/2008	2,000	1,970
US Bank NA	6.300%	2/4/2014	1,000	1,067
Wachovia Corp.	5.625%	12/15/2008	2,000	2,013
Wachovia Corp.	7.500%	4/15/2035	1,000	1,201
Washington Mutual Bank	5.125%	1/15/2015	1,000	967
Washington Mutual, Inc.	5.250%	9/15/2017	1,000	960
Wells Fargo & Co.	5.125%	9/1/2012	1,000	993
Wells Fargo Bank NA	6.450%	2/1/2011	2,000	2,096
World Savings Bank, FSB	4.125%	12/15/2009	1,805	1,751
Brokerage (0.6%)
Ameriprise Financial Inc.	5.350%	11/15/2010	755	756
Dean Witter, Discover & Co.	6.750%	10/15/2013	1,000	1,074
Goldman Sachs Group, Inc.	5.350%	1/15/2016	2,500	2,450
Lehman Brothers Holdings, Inc.	5.500%	4/4/2016	1,000	994
Merrill Lynch & Co., Inc.	6.050%	5/16/2016	1,500	1,549
Morgan Stanley Dean Witter	4.000%	1/15/2010	1,000	965
Finance Companies (0.9%)
American Express Co.	4.750%	6/17/2009	1,000	992
American Express Credit Corp.	3.000%	5/16/2008	1,000	968
CIT Group, Inc.	3.650%	11/23/2007	1,000	982
CIT Group, Inc.	4.125%	11/3/2009	1,000	970
Capital One Bank	6.500%	6/13/2013	650	681
Capital One Financial	5.700%	9/15/2011	1,070	1,081
Countrywide Home Loan	5.625%	7/15/2009	1,000	1,009
3 FGIC Corp.	6.000%	1/15/2034	365	363
General Electric Capital Corp.	6.125%	2/22/2011	600	623
General Electric Capital Corp.	5.875%	2/15/2012	2,000	2,062
General Electric Capital Corp.	5.450%	1/15/2013	1,000	1,012
HSBC Finance Corp.	5.700%	6/1/2011	770	784
HSBC Finance Corp.	6.375%	10/15/2011	1,000	1,048
Insurance (2.4%)
Allstate Corp.	5.000%	8/15/2014	1,000	972
Allstate Corp.	6.750%	5/15/2018	1,000	1,090
American International Group, Inc.	4.700%	10/1/2010	3,200	3,146
3 Frank Russell Co.	5.625%	1/15/2009	2,000	2,022
Genworth Financial, Inc.	5.125%	3/15/2011	1,410	1,406
Genworth Financial, Inc.	5.750%	5/15/2013	1,000	1,025
Hartford Financial Services Group, Inc.	7.900%	6/15/2010	2,000	2,177
ING USA Global	4.500%	10/1/2010	1,000	975
Marsh & McLennan Cos., Inc.	6.250%	3/15/2012	2,000	2,049
2, 3 Massachusetts Mutual Life	7.625%	11/15/2023	2,000	2,413
3 MetLife Global Funding I	4.500%	5/5/2010	2,000	1,956
3 New York Life Global Funding	3.875%	1/15/2009	90	87
3 New York Life Insurance	5.875%	5/15/2033	2,100	2,148
3 PRICOA Global Funding I	3.900%	12/15/2008	1,100	1,070
3 Pacific Life Global Funding	3.750%	1/15/2009	1,110	1,076
Principal Life Income Funding	5.125%	3/1/2011	1,720	1,712
Protective Life Secured Trust	3.700%	11/24/2008	1,000	970
Protective Life Secured Trust	4.850%	8/16/2010	765	755
Prudential Financial, Inc.	4.750%	4/1/2014	2,300	2,201
UnitedHealth Group, Inc.	4.875%	4/1/2013	1,000	969
XL Capital Ltd.	6.500%	1/15/2012	2,000	2,077
Real Estate Investment Trusts (0.2%)
ERP Operating LP	5.375%	8/1/2016	325	320
Kimco Realty Corp.	5.783%	3/15/2016	250	252
Simon Property Group Inc.	6.100%	5/1/2016	1,000	1,030
Simon Property Group Inc.	5.875%	3/1/2017	650	657
Other (0.5%)
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	2,000	1,930
3 SovRisc BV	4.625%	10/31/2008	2,000	1,987
3 Westfield Group	5.700%	10/1/2016	2,000	1,997

				115,612

Industrial (8.9%)
Basic Industry (0.6%)
Alcan, Inc.	4.500%	5/15/2013	1,000	942
Alcoa, Inc.	6.000%	1/15/2012	2,000	2,058
BHP Billiton Finance	4.800%	4/15/2013	1,000	965
Dow Chemical Co.	6.125%	2/1/2011	1,000	1,032
Dow Chemical Co.	6.000%	10/1/2012	1,000	1,031
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	735	711
E.I. du Pont de Nemours & Co.	4.750%	11/15/2012	440	427
Weyerhaeuser Co.	7.375%	3/15/2032	1,000	1,042
Capital Goods (1.3%)
Boeing Capital Corp.	6.500%	2/15/2012	2,000	2,123
Caterpillar Financial Services Corp.	3.625%	11/15/2007	1,000	982
Caterpillar, Inc.	7.250%	9/15/2009	1,000	1,057
General Dynamics Corp.	4.250%	5/15/2013	2,000	1,891
Honeywell International, Inc.	7.500%	3/1/2010	1,000	1,072
3 Hutchison Whampoa International Ltd.	6.500%	2/13/2013	2,000	2,091
John Deere Capital Corp.	5.100%	1/15/2013	1,000	988
3 Siemens Financieringsmat	5.750%	10/17/2016	2,225	2,267
USA Waste Services, Inc.	7.000%	7/15/2028	2,000	2,182
United Technologies Corp.	4.875%	5/1/2015	325	316
United Technologies Corp.	7.500%	9/15/2029	770	953
United Technologies Corp.	6.050%	6/1/2036	675	718
Communications (1.3%)
AT&T Inc.	4.125%	9/15/2009	1,000	968
AT&T Inc.	5.875%	2/1/2012	1,000	1,016
BellSouth Corp.	6.000%	10/15/2011	2,000	2,045
Deutsche Telekom International Finance	8.000%	6/15/2010	2,000	2,183
France Telecom	7.750%	3/1/2011	2,000	2,191
Gannett Co., Inc.	5.500%	4/1/2007	1,000	1,000
New York Times Co.	4.500%	3/15/2010	300	290
Telefonica Europe BV	7.750%	9/15/2010	2,000	2,164
Thomson Corp.	4.250%	8/15/2009	1,500	1,460
Verizon Global Funding Corp.	6.875%	6/15/2012	2,000	2,141
Vodafone Group PLC	5.000%	12/16/2013	1,000	961
Vodafone Group PLC	5.375%	1/30/2015	1,000	974
Consumer Cyclicals (1.1%)
CVS Corp.	4.875%	9/15/2014	1,000	952
3 Harley-Davidson Inc.	3.625%	12/15/2008	1,000	967
Home Depot Inc.	3.750%	9/15/2009	1,000	965
Home Depot Inc.	4.625%	8/15/2010	1,000	982
Kohl's Corp.	6.000%	1/15/2033	1,000	968
Lowe's Cos., Inc.	8.250%	6/1/2010	290	320
Lowe's Cos., Inc.	6.875%	2/15/2028	710	813
Lowe's Cos., Inc.	6.500%	3/15/2029	1,000	1,095
Target Corp.	5.875%	3/1/2012	2,000	2,062
The Walt Disney Co.	5.625%	9/15/2016	1,000	1,006
Toyota Motor Credit Corp.	5.500%	12/15/2008	2,000	2,016
Wal-Mart Stores, Inc.	4.125%	2/15/2011	1,000	963
Wal-Mart Stores, Inc.	5.250%	9/1/2035	1,000	934
Consumer Noncyclicals (3.1%)
Abbott Laboratories	5.600%	5/15/2011	500	509
Abbott Laboratories	4.350%	3/15/2014	1,500	1,412
Anheuser-Busch Cos., Inc.	7.500%	3/15/2012	1,500	1,662
Archer-Daniels-Midland Co.	7.000%	2/1/2031	852	987
Baxter International, Inc.	5.900%	9/1/2016	1,000	1,028
Becton, Dickinson & Co.	4.550%	4/15/2013	1,000	958
Bristol-Myers Squibb Co.	5.750%	10/1/2011	1,000	1,019
3 Cargill Inc.	6.875%	5/1/2028	645	715
3 Cargill Inc.	6.125%	4/19/2034	1,270	1,305
Clorox Co.	4.200%	1/15/2010	2,000	1,939
Coca-Cola Enterprises Inc.	6.125%	8/15/2011	2,000	2,083
Coca-Cola HBC Finance	5.125%	9/17/2013	1,000	988
Coca-Cola HBC Finance	5.500%	9/17/2015	700	703
Colgate-Palmolive Co.	7.600%	5/19/2025	480	595
ConAgra Foods, Inc.	6.750%	9/15/2011	1,000	1,055
Diageo Capital PLC	3.375%	3/20/2008	1,000	974
Diageo Capital PLC	4.850%	5/15/2018	1,000	934
Eli Lilly & Co.	6.000%	3/15/2012	1,000	1,041
Fortune Brands Inc.	4.875%	12/1/2013	1,000	946
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	2,000	1,951
Hershey Foods Corp.	4.850%	8/15/2015	380	368
Kimberly-Clark Corp.	5.000%	8/15/2013	1,000	989
Kimberly-Clark Corp.	4.875%	8/15/2015	1,000	970
Medtronic Inc.	4.375%	9/15/2010	765	744
Medtronic Inc.	4.750%	9/15/2015	1,000	950
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	500	577
3 Pepsi Bottling Holdings Inc.	5.625%	2/17/2009	1,500	1,517
Pfizer, Inc.	2.500%	3/15/2007	1,000	987
2 Procter & Gamble Co. ESOP	9.360%	1/1/2021	1,969	2,475
3 SABMiller PLC	6.500%	7/1/2016	1,500	1,572
Schering-Plough Corp.	5.550%	12/1/2013	1,000	1,004
Sysco Corp.	5.375%	9/21/2035	1,000	953
Unilever Capital Corp.	7.125%	11/1/2010	1,000	1,068
Unilever Capital Corp.	5.900%	11/15/2032	875	882
3 Western Union Co.	5.930%	10/1/2016	2,000	2,014
Wyeth	6.950%	3/15/2011	1,000	1,063
Energy (0.5%)
Amoco Corp.	6.500%	8/1/2007	1,500	1,514
Apache Finance Canada	7.750%	12/15/2029	1,000	1,225
ChevronTexaco Capital Co.	3.500%	9/17/2007	1,000	984
Conoco Funding Co.	6.350%	10/15/2011	2,000	2,108
Suncor Energy, Inc.	5.950%	12/1/2034	1,000	1,018
Technology (0.4%)
Cisco Systems Inc.	5.250%	2/22/2011	2,000	2,009
First Data Corp.	4.700%	8/1/2013	2,000	1,928
International Business Machines Corp.	5.875%	11/29/2032	2,000	2,039
Transportation (0.3%)
3 ERAC USA Finance Co.	7.350%	6/15/2008	1,090	1,123
2 Federal Express Corp.	6.720%	1/15/2022	1,584	1,677
Norfolk Southern Corp.	7.700%	5/15/2017	1,500	1,758
Other (0.3%)
Dover Corp.	6.500%	2/15/2011	2,000	2,098
Snap-On Inc.	6.250%	8/15/2011	1,400	1,460

				118,162

Utilities (2.1%)
Electric Utilities (1.7%)
Alabama Power Co.	2.800%	12/1/2006	660	657
Carolina Power & Light Co.	5.950%	3/1/2009	2,000	2,035
Central Illinois Public Service	6.125%	12/15/2028	1,000	983
Commonwealth Edison Co.	5.950%	8/15/2016	485	493
Consolidated Edison Co. of New York	5.500%	9/15/2016	700	703
Consolidated Edison, Inc.	3.625%	8/1/2008	1,000	972
Exelon Generation Co. LLC	6.950%	6/15/2011	2,000	2,122
Florida Power & Light Co.	5.650%	2/1/2035	1,000	989
Florida Power & Light Co.	4.950%	6/1/2035	1,000	891
Florida Power Corp.	6.875%	2/1/2008	1,850	1,887
3 MidAmerican Energy Holdings Co.	6.125%	4/1/2036	1,000	1,006
National Grid PLC	6.300%	8/1/2016	485	504
National Rural Utilities Cooperative Finance Corp.	5.750%	12/1/2008	2,000	2,019
Northern States Power Co.	6.250%	6/1/2036	2,000	2,136
PPL Energy Supply LLC	6.200%	5/15/2016	1,000	1,037
Public Service Electric & Gas	4.000%	11/1/2008	1,000	973
Southern California Edison Co.	6.000%	1/15/2034	1,000	1,026
Southern Investments UK PLC	6.800%	12/1/2006	1,500	1,503
Wisconsin Electric Power Co.	4.500%	5/15/2013	615	583
Natural Gas (0.3%)
Duke Energy Field Services	7.875%	8/16/2010	2,000	2,169
KeySpan Gas East Corp.	7.875%	2/1/2010	1,500	1,614
San Diego Gas & Electric	6.000%	6/1/2026	600	627
Other (0.1%)
3 UGI Utilities Inc.	5.753%	9/30/2016	960	970

				27,899

Total Corporate Bonds
(Cost $297,258)				297,592

Sovereign Bonds (U.S. Dollar-Denominated) (2.5%)

African Development Bank	4.500%	1/15/2009	2,000	1,985
European Investment Bank	4.000%	3/3/2010	2,000	1,945
Inter-American Development Bank	5.375%	11/18/2008	600	609
Inter-American Development Bank	4.375%	9/20/2012	2,000	1,936
International Bank for Reconstruction & Development	5.750%	2/6/2008	2,600	2,629
International Bank for Reconstruction & Development	4.750%	2/15/2035	2,000	1,879
Japan Bank International	4.750%	5/25/2011	2,000	1,980
Japan Finance Corp.	4.625%	4/21/2015	3,000	2,903
Kreditanstalt fur Wiederaufbau	3.375%	1/23/2008	2,000	1,959
Landwirtschaftliche Rentenbank	4.125%	7/15/2008	2,000	1,970
Oesterreichische Kontrollbank	4.500%	3/9/2015	2,000	1,939
Province of British Columbia	4.300%	5/30/2013	1,000	966
Province of Manitoba	4.450%	4/12/2010	2,000	1,961
Province of Ontario	4.375%	2/15/2013	1,000	966
Province of Ontario	4.500%	2/3/2015	2,000	1,931
Province of Quebec	5.750%	2/15/2009	1,000	1,017
Quebec Hydro Electric	6.300%	5/11/2011	1,000	1,039
Republic of Italy	4.500%	1/21/2015	2,000	1,900
Swedish Export Credit Corp.	4.625%	2/17/2009	2,000	1,984

Total Sovereign Bonds
(Cost $34,433)				33,498

Taxable Municipal Bonds (0.9%)

Atlanta GA Downtown Dev. Auth. Rev	6.875%	2/1/2021	650	724
Illinois (Taxable Pension) GO	5.100%	6/1/2033	3,000	2,874
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/2034	2,000	2,013
Oregon School Board Assn	5.528%	6/30/2028	2,000	2,011
President and Fellows of Harvard College	6.300%	10/1/2037	2,000	2,147
Stanford Univ. California Rev	5.850%	3/15/2009	2,000	2,037

Total Taxable Municipal Bonds
(Cost $11,755)				11,806

Temporary Cash Investments (1.8%)

U.S. Agency Obligations (1.0%)

1 Federal Home Loan Bank	5.171%	10/11/2006	7,600	7,590
1 Federal National Mortgage Assn	5.174%	10/16/2006	6,000	5,988

			13,578

Repurchase Agreement (0.8%)

Bank of America
(Dated 9/29/2006, Repurchase Value $10,705,000 Collateralized
by Federal National Mortgage Assn. 6.500%, 8/1/2036)	5.370%	10/2/2006	10,700	10,700

Total Temporary Cash Investments
(Cost $24,276)				24,278

Total Investments (100.0%)
(Cost $1,102,514)				1,328,523

Other Assets and Liabilities - Net (0.0%)				510

Net Assets (100%)				1,329,033

* Non-income-producing security.
1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2 The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate value of these securities was $41,448,000, representing 3.1% of net assets.
  ADR - American Depositary Receipt.
GO - General Obligation Bond.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2006, the cost of investment securities for tax purposes was $1,102,514,000. Net unrealized appreciation of investment securities for tax purposes was $226,009,000, consisting of unrealized gains of $237,653,000 on securities that had risen in value since their purchase and $11,644,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the portfolio's fair value procedures, exchange rates may be adjusted if they change significantly before the portfolio's pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Vanguard Variable Insurance Fund - Capital Growth Portfolio Schedule of Investments September 30, 2006
	Shares	Market Value ($000)

Common Stocks (93.5%)

Consumer Discretionary (10.5%)
* DIRECTV Group, Inc.	224,661	4,421
Sony Corp. ADR	84,300	3,402
TJX Cos., Inc.	90,350	2,533
Whirlpool Corp.	27,500	2,313
Target Corp.	37,500	2,072
Eastman Kodak Co.	65,100	1,458
* Kohl's Corp.	21,100	1,370
* Univision Communications Inc.	39,800	1,367
The Walt Disney Co.	36,600	1,131
* Comcast Corp. Class A	23,700	873
* Bed Bath & Beyond, Inc.	14,700	562
Best Buy Co., Inc.	10,300	552
Mattel, Inc.	27,300	538
Lowe's Cos., Inc.	16,700	469
Time Warner, Inc.	19,700	359
Abercrombie & Fitch Co.	3,400	236
Yum! Brands, Inc.	4,300	224
Tiffany & Co.	3,800	126
ArvinMeritor, Inc.	8,650	123

		24,129

Consumer Staples (1.3%)
Costco Wholesale Corp.	49,350	2,452
Avon Products, Inc.	18,400	564

		3,016

Energy (6.8%)
ConocoPhillips Co.	85,300	5,078
Schlumberger Ltd.	43,200	2,680
Noble Energy, Inc.	40,700	1,856
Hess Corp.	43,650	1,808
EnCana Corp.	27,400	1,279
Pogo Producing Co.	20,700	848
* Transocean Inc.	10,200	747
GlobalSantaFe Corp.	11,700	585
EOG Resources, Inc.	7,300	475
Chevron Corp.	3,160	205

		15,561

Financials (5.1%)
The Bank of New York Co., Inc.	71,250	2,512
Marsh & McLennan Cos., Inc.	68,700	1,934
The Chubb Corp.	36,800	1,912
American International Group, Inc.	25,200	1,670
* Berkshire Hathaway Inc. Class B	427	1,355
Fannie Mae	11,500	643
Transatlantic Holdings, Inc.	7,075	427
JPMorgan Chase & Co.	7,648	359
AFLAC Inc.	6,100	279
Wells Fargo & Co.	6,400	232
Capital One Financial Corp.	2,900	228
Freddie Mac	2,750	182

		11,733

Health Care (20.1%)
Novartis AG ADR	123,250	7,203
Eli Lilly & Co.	114,000	6,498
* Biogen Idec Inc.	132,000	5,898
Pfizer Inc.	203,260	5,764
Medtronic, Inc.	116,500	5,410
Roche Holdings AG	21,900	3,773
* Boston Scientific Corp.	193,802	2,866
* Genzyme Corp.	31,450	2,122
Applera Corp.-Applied Biosystems Group	55,700	1,844
GlaxoSmithKline PLC ADR	33,200	1,767
* Sepracor Inc.	23,250	1,126
* Millipore Corp.	17,450	1,070
* Amgen, Inc.	12,671	906

		46,247

Industrials (11.6%)
FedEx Corp.	102,300	11,118
Union Pacific Corp.	49,600	4,365
Southwest Airlines Co.	167,350	2,788
Caterpillar, Inc.	39,500	2,599
* AMR Corp.	69,900	1,617
Granite Construction Co.	23,000	1,227
Deere & Co.	10,250	860
Fluor Corp.	9,700	746
* Alaska Air Group, Inc.	15,450	588
Pall Corp.	10,200	314
Donaldson Co., Inc.	8,000	295
United Parcel Service, Inc.	3,350	241

		26,758

Information Technology (29.9%)
* Adobe Systems, Inc.	254,900	9,546
Texas Instruments, Inc.	219,500	7,298
Microsoft Corp.	204,900	5,600
* Oracle Corp.	310,600	5,510
* Micron Technology, Inc.	265,400	4,618
* Intuit, Inc.	106,900	3,430
* Corning, Inc.	137,250	3,350
Hewlett-Packard Co.	86,850	3,187
QUALCOMM Inc.	73,400	2,668
* Citrix Systems, Inc.	70,700	2,560
Intel Corp.	123,000	2,530
Motorola, Inc.	100,250	2,506
* Google Inc.	5,200	2,090
* Symantec Corp.	81,800	1,741
* EMC Corp.	128,800	1,543
* eBay Inc.	44,000	1,248
Tektronix, Inc.	43,050	1,245
* Nortel Networks Corp.	540,100	1,242
LM Ericsson Telephone Co. ADR Class B	35,000	1,206
Accenture Ltd.	27,350	867
Applied Materials, Inc.	47,500	842
Plantronics, Inc.	29,250	513
* Freescale Semiconductor, Inc. Class B	12,118	461
Paychex, Inc.	12,400	457
Symbol Technologies, Inc.	30,150	448
* Yahoo! Inc.	15,700	397
* Rambus Inc.	20,000	349
* NVIDIA Corp.	11,000	325
* Coherent, Inc.	8,950	310
* Dell Inc.	10,200	233
* ASML Holding (New York)	9,800	228
* Entegris Inc.	13,344	146

		68,694

Materials (7.6%)
Potash Corp. of Saskatchewan, Inc.	51,800	5,397
Inco Ltd.	37,200	2,837
Weyerhaeuser Co.	38,550	2,372
Monsanto Co.	49,600	2,332
Praxair, Inc.	29,200	1,728
Dow Chemical Co.	42,100	1,641
Alcoa Inc.	32,400	909
MacDermid, Inc.	9,150	299

		17,515

Telecommunication Services (0.6%)
Sprint Nextel Corp.	73,150	1,255
Embarq Corp.	3,657	177

		1,432

Total Common Stocks
(Cost $173,278)		215,085

Temporary Cash Investment (12.1%)

1 Vanguard Market Liquidity Fund, 5.306%
(Cost $27,831)	27,830,820	27,831

Total Investments (105.6%)
(Cost $201,109)		242,916

Other Assets and Liabilities - Net (-5.6%)		(12,975)

Net Assets (100%)		229,941

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At September 30, 2006, the cost of investment securities for tax purposes was $201,109,000. Net unrealized appreciation of investment securities for tax purposes was $41,807,000, consisting of unrealized gains of $46,147,000 on securities that had risen in value since their purchase and $4,340,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund's fair value procedures, exchange rates may be adjusted if they change significantly before the fund's pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Vanguard Variable Insurance Fund - Diversified Value Portfolio Schedule of Investments September 30, 2006
	Shares	Market Value ($000)

Common Stocks (95.4%)

Consumer Discretionary (6.1%)
Carnival Corp.	414,600	19,499
Sherwin-Williams Co.	257,000	14,335
Mattel, Inc.	395,500	7,791
Service Corp. International	688,100	6,427
* Wyndham Worldwide Corp.	16,580	464

		48,516

Consumer Staples (12.3%)
Altria Group, Inc.	367,500	28,132
Imperial Tobacco Group ADR	363,700	24,379
ConAgra Foods, Inc.	646,800	15,834
Diageo PLC ADR	210,300	14,940
UST, Inc.	269,500	14,777

		98,062

Energy (6.0%)
Occidental Petroleum Corp.	566,400	27,249
ConocoPhillips Co.	346,444	20,624

		47,873

Financials (23.8%)
Bank of America Corp.	453,671	24,303
The Allstate Corp.	377,900	23,706
SLM Corp.	453,500	23,573
Citigroup, Inc.	433,800	21,547
Wells Fargo & Co.	583,000	21,093
Manulife Financial Corp.	504,600	16,278
JPMorgan Chase & Co.	330,850	15,537
XL Capital Ltd. Class A	212,000	14,564
Capital One Financial Corp.	156,700	12,326
Washington Mutual, Inc.	235,450	10,235
MGIC Investment Corp.	106,300	6,375
* Realogy Corp.	20,725	470

		190,007

Health Care (13.8%)
Pfizer Inc.	907,200	25,728
Bristol-Myers Squibb Co.	972,200	24,227
* WellPoint Inc.	293,400	22,606
Wyeth	425,900	21,653
Baxter International, Inc.	347,000	15,775

		109,989

Industrials (11.2%)
General Electric Co.	705,100	24,890
Northrop Grumman Corp.	252,900	17,215
Cooper Industries, Inc. Class A	200,000	17,044
ITT Industries, Inc.	221,700	11,366
American Power Conversion Corp.	432,600	9,500
Honeywell International Inc.	174,000	7,117
3M Co.	31,300	2,329
Avis Budget Group, Inc.	8,290	152

		89,613

Information Technology (4.5%)
Nokia Corp. ADR	1,097,400	21,608
Hewlett-Packard Co.	396,500	14,547

		36,155

Materials (2.1%)
Lyondell Chemical Co.	652,500	16,554

Telecommunication Services (5.1%)
Verizon Communications Inc.	653,460	24,263
BellSouth Corp.	391,000	16,715

		40,978

Utilities (10.5%)
Duke Energy Corp.	745,900	22,526
Exelon Corp.	357,400	21,637
Entergy Corp.	272,300	21,302
CenterPoint Energy Inc.	781,000	11,184
Dominion Resources, Inc.	93,700	7,167

		83,816

Total Common Stocks
(Cost $641,057)		761,563

Temporary Cash Investment (0.0%)

1 Vanguard Market Liquidity Fund, 5.306%
(Cost $35,277)	35,277,115	35,277

Total Investments (99.8%)
(Cost $676,334)		796,840

Other Assets and Liabilities—Net (0.2%)		1,707

Net Assets (100%)		798,547

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At September 30, 2006, the cost of investment securities for tax purposes was $676,334,000. Net unrealized appreciation of investment securities for tax purposes was $120,506,000, consisting of unrealized gains of $123,131,000 on securities that had risen in value since their purchase and $2,625,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Variable Insurance Fund-Equity Income Portfolio Schedule of Investments September 30, 2006
	Shares	Market Value ($000)

Common Stocks (95.2%)

Consumer Discretionary (8.9%)
Gannett Co., Inc.	81,000	4,603
Mattel, Inc.	188,390	3,711
Eastman Kodak Co.	151,900	3,403
Jones Apparel Group, Inc.	100,000	3,244
Leggett & Platt, Inc.	115,800	2,898
Gentex Corp.	199,892	2,840
Brunswick Corp.	89,100	2,779
The McClatchy Co. Class A	65,635	2,769
Station Casinos, Inc.	47,700	2,758
General Motors Corp.	81,800	2,721
New York Times Co. Class A	104,800	2,408
^ Regal Entertainment Group Class A	114,100	2,261
Newell Rubbermaid, Inc.	73,300	2,076
Tribune Co.	62,090	2,032
Family Dollar Stores, Inc.	64,100	1,874
McDonald's Corp.	47,500	1,858
International Game Technology	37,403	1,552
Belo Corp. Class A	86,300	1,364
Dow Jones & Co., Inc.	37,700	1,264
Limited Brands, Inc.	5,051	134

		48,549

Consumer Staples (11.4%)
Altria Group, Inc.	116,680	8,932
Kimberly-Clark Corp.	117,400	7,673
Colgate-Palmolive Co.	87,400	5,428
Kellogg Co.	100,740	4,989
General Mills, Inc.	77,760	4,401
Kraft Foods Inc.	103,403	3,687
Sysco Corp.	105,100	3,516
ConAgra Foods, Inc.	140,000	3,427
The Coca-Cola Co.	73,400	3,280
Avon Products, Inc.	102,900	3,155
Campbell Soup Co.	74,700	2,727
PepsiCo, Inc.	37,400	2,441
Sara Lee Corp.	111,200	1,787
Anheuser-Busch Cos., Inc.	34,700	1,649
The Procter & Gamble Co.	25,447	1,577
H.J. Heinz Co.	27,700	1,161
J.M. Smucker Co.	16,200	777
The Clorox Co.	9,000	567
The Hershey Co.	10,200	545
Wm. Wrigley Jr. Co.	11,500	530

		62,249

Energy (6.0%)
ExxonMobil Corp.	206,309	13,843
ConocoPhillips Co.	105,920	6,305
Chevron Corp.	90,900	5,896
Royal Dutch Shell PLC ADR Class A	33,800	2,234
Royal Dutch Shell PLC ADR Class B	30,289	2,071
BP PLC ADR	19,878	1,304
Kinder Morgan, Inc.	7,350	771

		32,424

Financials (28.9%)
Bank of America Corp.	363,370	19,466
Citigroup, Inc.	272,000	13,510
UBS AG (New York Shares)	135,000	8,007
Wells Fargo & Co.	211,000	7,634
JPMorgan Chase & Co.	141,400	6,640
PNC Financial Services Group	80,200	5,810
The Chubb Corp.	111,160	5,776
The Allstate Corp.	83,900	5,263
Wachovia Corp.	87,686	4,893
Merrill Lynch & Co., Inc.	61,700	4,826
The Bank of New York Co., Inc.	136,000	4,795
U.S. Bancorp	137,342	4,563
Host Marriott Corp. REIT	186,800	4,283
SunTrust Banks, Inc.	51,800	4,003
ACE Ltd.	68,200	3,733
Mellon Financial Corp.	94,700	3,703
Cincinnati Financial Corp.	68,424	3,289
MBIA, Inc.	49,600	3,047
New York Community Bancorp, Inc.	184,700	3,025
Washington Mutual, Inc.	68,722	2,987
Fifth Third Bancorp	78,300	2,982
Freddie Mac	44,100	2,925
State Street Corp.	45,086	2,813
Comerica, Inc.	48,100	2,738
Arthur J. Gallagher & Co.	101,561	2,709
Marsh & McLennan Cos., Inc.	82,700	2,328
Fidelity National Financial, Inc.	51,150	2,130
Fannie Mae	36,200	2,024
BB&T Corp.	36,000	1,576
Northern Trust Corp.	25,800	1,507
Synovus Financial Corp.	50,400	1,480
Huntington Bancshares Inc.	61,500	1,472
Popular, Inc.	75,400	1,466
First Horizon National Corp.	36,700	1,395
Zions Bancorp	17,000	1,357
Astoria Financial Corp.	43,950	1,355
Nationwide Financial Services, Inc.	27,500	1,323
City National Corp.	16,300	1,093
Countrywide Financial Corp.	30,400	1,065
FirstMerit Corp.	40,500	938
KKR Financial Corp. REIT	36,200	888
Mercury General Corp.	12,500	620
TCF Financial Corp.	10,905	287
^ Fidelity National Title Group, Inc. Class A	8,951	188

		157,912

Health Care (9.0%)
Wyeth	172,020	8,746
Abbott Laboratories	160,066	7,773
Pfizer Inc.	269,612	7,646
Bristol-Myers Squibb Co.	250,860	6,251
Baxter International, Inc.	113,120	5,142
Eli Lilly & Co.	61,320	3,495
Johnson & Johnson	53,686	3,486
Merck & Co., Inc.	80,474	3,372
AstraZeneca Group PLC ADR	30,500	1,906
GlaxoSmithKline PLC ADR	25,474	1,356

		49,173

Industrials (9.6%)
General Electric Co.	292,452	10,324
Pitney Bowes, Inc.	127,500	5,657
United Parcel Service, Inc.	73,700	5,302
Deere & Co.	61,800	5,186
Caterpillar, Inc.	76,120	5,009
Waste Management, Inc.	88,900	3,261
American Standard Cos., Inc.	74,600	3,131
3M Co.	38,800	2,888
Goodrich Corp.	69,700	2,824
Honeywell International Inc.	61,200	2,503
R.R. Donnelley & Sons Co.	62,000	2,044
Masco Corp.	42,956	1,178
Avery Dennison Corp.	17,300	1,041
The Boeing Co.	11,800	930
American Power Conversion Corp.	27,600	606
Ingersoll-Rand Co.	13,400	509

		52,393

Information Technology (1.3%)
Automatic Data Processing, Inc.	71,600	3,390
Paychex, Inc.	44,400	1,636
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	129,100	1,239
Intel Corp.	29,900	615

		6,880

Materials (7.0%)
Dow Chemical Co.	170,320	6,639
E.I. du Pont de Nemours & Co.	119,041	5,100
Alcoa Inc.	177,900	4,988
Air Products & Chemicals, Inc.	63,500	4,216
Weyerhaeuser Co.	53,180	3,272
PPG Industries, Inc.	45,800	3,072
Packaging Corp. of America	131,100	3,042
International Paper Co.	85,450	2,959
Bowater Inc.	135,016	2,777
Valspar Corp.	31,800	846
Freeport-McMoRan Copper & Gold, Inc. Class B	14,000	746
Temple-Inland Inc.	18,400	738

		38,395

Telecommunication Services (5.6%)
AT&T Inc.	519,664	16,920
Verizon Communications Inc.	158,408	5,882
BellSouth Corp.	111,820	4,780
Sprint Nextel Corp.	88,000	1,509
Vodafone Group PLC ADR	54,337	1,242
Chunghwa Telecom Co., Ltd. ADR	20,300	351

		30,684

Utilities (6.3%)
FPL Group, Inc.	165,340	7,440
Dominion Resources, Inc.	83,025	6,351
Exelon Corp.	76,200	4,613
PPL Corp.	87,900	2,892
SCANA Corp.	66,400	2,674
Consolidated Edison Inc.	40,800	1,885
Southern Co.	53,900	1,857
Northeast Utilities	70,400	1,638
Duke Energy Corp.	47,000	1,419
Entergy Corp.	17,900	1,400
Pinnacle West Capital Corp.	30,400	1,370
NiSource, Inc.	41,700	907

		34,446

Exchange-Traded Fund (1.2%)
1 Vanguard Value ETF	104,300	6,644

Total Common Stocks
(Cost $442,531)		519,749

Temporary Cash Investments (5.0%)

Money Market Fund (3.7%)

2 Vanguard Market Liquidity Fund, 5.306%	20,072,834	20,073

	Face
	Amount
	($000)

U.S. Agency Obligation (0.3%)

3 Federal Home Loan Mortgage Corp.
4 5.150%, 12/26/2006	1,500	1,482

Repurchase Agreement (1.0%)

SBC Warburg Dillon Read
5.380%, 10/2/06	5,700	5,700
(Dated 9/29/06 Repurchase Value $5,703,000
collateralized by Federal National Mortgage Assn. 5.500%, 3/01/21)

Total Temporary Cash Investments
(Cost $27,255)		27,255

Total Investments (100.2%)
(Cost $469,786)		547,004

Other Assets and Liabilities—Net (-0.2%)		(959)

Net Assets (100%)		546,045

^ Part of security position is on loan to broker-dealers.
1 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4 Securities with a value of $1,186,000 have been segregated as initial margin for open futures contracts.
ADR - American Depositary Receipt.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2006, the cost of investment securities for tax purposes was $469,786,000. Net unrealized appreciation of investment securities for tax purposes was $77,218,000, consisting of unrealized gains of $87,188,000 on securities that had risen in value since their purchase and $9,970,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 99.0% and 1.2%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2006, the aggregate settlement value of open futures contracts expiring in December 2006, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	32	10,763	178
E-mini S&P 500 Index	146	9,822	(3)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Variable Insurance Fund- Equity Index Portfolio September 30, 2006 Schedule of Investments
	Shares	Market Value ($000)

Common Stocks (99.9%)

Consumer Discretionary (10.1%)
* Comcast Corp. Class A	337,120	12,423
Home Depot, Inc.	334,577	12,135
Time Warner, Inc.	659,230	12,018
The Walt Disney Co.	338,771	10,471
McDonald's Corp.	198,760	7,775
Target Corp.	139,140	7,687
News Corp., Class A	378,569	7,439
Lowe's Cos., Inc.	247,698	6,950
* Viacom Inc. Class B	113,903	4,235
* Starbucks Corp.	122,494	4,171
Federated Department Stores, Inc.	88,270	3,814
CBS Corp.	125,403	3,533
Best Buy Co., Inc.	65,925	3,531
* Kohl's Corp.	52,983	3,440
Carnival Corp.	72,122	3,392
The McGraw-Hill Cos., Inc.	57,146	3,316
General Motors Corp.	91,648	3,048
Staples, Inc.	117,766	2,865
NIKE, Inc. Class B	31,074	2,723
Harley-Davidson, Inc.	42,562	2,671
Omnicom Group Inc.	27,754	2,598
J.C. Penney Co., Inc. (Holding Co.)	36,338	2,485
Ford Motor Co.	305,627	2,473
Clear Channel Communications, Inc.	80,611	2,326
International Game Technology	54,994	2,282
Yum! Brands, Inc.	43,838	2,282
Johnson Controls, Inc.	31,670	2,272
Gannett Co., Inc.	38,297	2,176
Marriott International, Inc. Class A	55,608	2,149
* Sears Holdings Corp.	13,441	2,125
TJX Cos., Inc.	72,994	2,046
* Coach, Inc.	59,384	2,043
Starwood Hotels & Resorts Worldwide, Inc.	35,234	2,015
Harrah's Entertainment, Inc.	30,080	1,998
Fortune Brands, Inc.	24,514	1,841
* Office Depot, Inc.	45,971	1,825
* Bed Bath & Beyond, Inc.	45,670	1,747
Hilton Hotels Corp.	62,698	1,746
The Gap, Inc.	87,467	1,658
* Amazon.com, Inc.	51,060	1,640
Nordstrom, Inc.	37,158	1,572
Limited Brands, Inc.	55,123	1,460
* Univision Communications Inc.	40,776	1,400
Wendy's International, Inc.	19,021	1,274
Newell Rubbermaid, Inc.	44,814	1,269
Mattel, Inc.	61,341	1,208
Genuine Parts Co.	27,740	1,196
H & R Block, Inc.	52,188	1,135
* Apollo Group, Inc. Class A	22,713	1,118
Pulte Homes, Inc.	34,460	1,098
Whirlpool Corp.	12,633	1,063
D. R. Horton, Inc.	44,076	1,056
VF Corp.	14,468	1,055
Eastman Kodak Co.	46,553	1,043
Sherwin-Williams Co.	18,385	1,026
Lennar Corp. Class A	22,416	1,014
Tribune Co.	30,961	1,013
Centex Corp.	19,232	1,012
Darden Restaurants Inc.	23,780	1,010
Black & Decker Corp.	11,985	951
* Wyndham Worldwide Corp.	32,447	908
Harman International Industries, Inc.	10,588	883
* AutoZone Inc.	8,541	882
Tiffany & Co.	22,358	742
Leggett & Platt, Inc.	29,194	731
Family Dollar Stores, Inc.	24,810	725
* Interpublic Group of Cos., Inc.	71,638	709
Dollar General Corp.	50,479	688
Liz Claiborne, Inc.	16,702	660
The Stanley Works	13,174	657
E.W. Scripps Co. Class A	13,483	646
Hasbro, Inc.	26,539	604
Jones Apparel Group, Inc.	18,083	587
Circuit City Stores, Inc.	22,841	574
KB Home	12,768	559
New York Times Co. Class A	23,060	530
* AutoNation, Inc.	24,961	522
OfficeMax, Inc.	12,134	494
Brunswick Corp.	15,039	469
RadioShack Corp.	22,060	426
Snap-On Inc.	9,236	411
* The Goodyear Tire & Rubber Co.	28,298	410
Dow Jones & Co., Inc.	10,592	355
* Big Lots Inc.	17,634	349
Dillard's Inc.	9,873	323
Meredith Corp.	6,281	310
* Comcast Corp. Special Class A	2,081	77
* Viacom Inc. Class A	1,056	39
CBS Corp. Class A	1,056	30
News Corp., Class B	200	4

		197,641

Consumer Staples (9.6%)
The Procter & Gamble Co.	514,721	31,902
Altria Group, Inc.	339,381	25,980
Wal-Mart Stores, Inc.	398,692	19,663
PepsiCo, Inc.	267,178	17,436
The Coca-Cola Co.	330,299	14,758
Walgreen Co.	163,535	7,259
Anheuser-Busch Cos., Inc.	124,592	5,919
Colgate-Palmolive Co.	83,794	5,204
Kimberly-Clark Corp.	74,305	4,857
CVS Corp.	133,071	4,274
Archer-Daniels-Midland Co.	106,292	4,026
Costco Wholesale Corp.	75,891	3,770
Sysco Corp.	100,179	3,351
General Mills, Inc.	57,191	3,237
The Kroger Co.	117,050	2,709
H.J. Heinz Co.	53,777	2,255
Avon Products, Inc.	72,541	2,224
Safeway, Inc.	72,152	2,190
ConAgra Foods, Inc.	82,911	2,030
Kellogg Co.	40,645	2,013
Sara Lee Corp.	122,933	1,976
Reynolds American Inc.	27,732	1,719
The Clorox Co.	24,466	1,541
The Hershey Co.	28,466	1,522
UST, Inc.	26,180	1,435
Campbell Soup Co.	37,515	1,369
Whole Foods Market, Inc.	22,974	1,365
Wm. Wrigley Jr. Co.	28,579	1,316
SuperValu Inc.	34,456	1,022
* Constellation Brands, Inc. Class A	34,264	986
Brown-Forman Corp. Class B	12,729	976
Coca-Cola Enterprises, Inc.	44,737	932
* Dean Foods Co.	21,600	908
Estee Lauder Cos. Class A	21,042	849
McCormick & Co., Inc.	21,534	818
The Pepsi Bottling Group, Inc.	22,086	784
Tyson Foods, Inc.	40,836	648
Alberto-Culver Co. Class B	12,684	642
Molson Coors Brewing Co. Class B	7,351	506
Wm. Wrigley Jr. Co. Class B	6,994	322

		186,693

Energy (9.4%)
ExxonMobil Corp.	963,757	64,668
Chevron Corp.	356,267	23,107
ConocoPhillips Co.	267,042	15,897
Schlumberger Ltd.	191,908	11,904
Occidental Petroleum Corp.	139,796	6,726
Valero Energy Corp.	99,290	5,110
Halliburton Co.	167,148	4,755
Devon Energy Corp.	71,456	4,512
Marathon Oil Corp.	58,135	4,471
* Transocean Inc.	51,118	3,743
Baker Hughes, Inc.	53,383	3,641
Apache Corp.	53,378	3,373
Anadarko Petroleum Corp.	74,390	3,261
EOG Resources, Inc.	39,246	2,553
XTO Energy, Inc.	59,253	2,496
* Weatherford International Ltd.	56,154	2,343
Williams Cos., Inc.	96,850	2,312
Kinder Morgan, Inc.	17,424	1,827
Chesapeake Energy Corp.	61,437	1,780
* National Oilwell Varco Inc.	28,379	1,662
Hess Corp.	39,034	1,617
El Paso Corp.	112,589	1,536
* Nabors Industries, Inc.	51,426	1,530
BJ Services Co.	48,313	1,456
Murphy Oil Corp.	30,412	1,446
Noble Corp.	22,332	1,433
Sunoco, Inc.	21,075	1,311
CONSOL Energy, Inc.	29,694	942
Smith International, Inc.	18,745	727
Rowan Cos., Inc.	17,858	565

		182,704

Financials (22.3%)
Citigroup, Inc.	801,453	39,808
Bank of America Corp.	733,666	39,302
American International Group, Inc.	421,205	27,909
JPMorgan Chase & Co.	562,752	26,427
Wells Fargo & Co.	545,856	19,749
Wachovia Corp.	264,900	14,781
Morgan Stanley	173,721	12,666
The Goldman Sachs Group, Inc.	70,017	11,845
Merrill Lynch & Co., Inc.	143,782	11,247
American Express Co.	196,925	11,044
U.S. Bancorp	288,033	9,568
Fannie Mae	157,007	8,778
Freddie Mac	112,054	7,433
MetLife, Inc.	123,214	6,984
Washington Mutual, Inc.	156,321	6,795
Lehman Brothers Holdings, Inc.	87,168	6,438
The Allstate Corp.	101,969	6,397
Prudential Financial, Inc.	78,697	6,001
The St. Paul Travelers, Cos. Inc.	112,069	5,255
SunTrust Banks, Inc.	59,078	4,566
The Bank of New York Co., Inc.	123,639	4,360
The Hartford Financial Services Group Inc.	49,308	4,277
Capital One Financial Corp.	49,629	3,904
BB&T Corp.	87,035	3,810
AFLAC Inc.	80,357	3,677
National City Corp.	97,968	3,586
Countrywide Financial Corp.	99,184	3,475
The Chubb Corp.	66,673	3,464
SLM Corp.	66,441	3,454
PNC Financial Services Group	47,669	3,453
Fifth Third Bancorp	90,381	3,442
State Street Corp.	53,776	3,356
Golden West Financial Corp.	43,259	3,342
Simon Property Group, Inc. REIT	35,887	3,252
Progressive Corp. of Ohio	125,364	3,076
Charles Schwab Corp.	167,560	2,999
ACE Ltd.	52,739	2,886
Lincoln National Corp.	46,473	2,885
Franklin Resources Corp.	27,089	2,865
Loews Corp.	74,052	2,807
The Chicago Mercantile Exchange	5,758	2,754
Bear Stearns Co., Inc.	19,535	2,737
Regions Financial Corp.	73,792	2,715
Mellon Financial Corp.	66,858	2,614
Genworth Financial Inc.	73,721	2,581
Moody's Corp.	38,419	2,512
Marsh & McLennan Cos., Inc.	89,178	2,510
KeyCorp	65,407	2,449
Equity Residential REIT	47,166	2,386
The Principal Financial Group, Inc.	43,670	2,370
ProLogis REIT	39,658	2,263
Equity Office Properties Trust REIT	56,794	2,258
North Fork Bancorp, Inc.	75,706	2,168
Vornado Realty Trust REIT	19,779	2,156
Legg Mason Inc.	21,267	2,145
T. Rowe Price Group Inc.	42,424	2,030
XL Capital Ltd. Class A	29,192	2,005
Marshall & Ilsley Corp.	41,177	1,984
Boston Properties, Inc. REIT	18,516	1,913
Archstone-Smith Trust REIT	34,707	1,889
Ameriprise Financial, Inc.	39,592	1,857
Northern Trust Corp.	30,484	1,781
Aon Corp.	51,015	1,728
Public Storage, Inc. REIT	19,699	1,694
* E*TRADE Financial Corp.	69,499	1,662
AmSouth Bancorp	55,574	1,614
CIT Group Inc.	32,255	1,569
Synovus Financial Corp.	52,712	1,548
M & T Bank Corp.	12,628	1,515
Kimco Realty Corp. REIT	35,236	1,511
Comerica, Inc.	26,280	1,496
Ambac Financial Group, Inc.	17,213	1,424
Zions Bancorp	17,372	1,386
Cincinnati Financial Corp.	28,151	1,353
MBIA, Inc.	21,803	1,340
Sovereign Bancorp, Inc.	58,204	1,252
Compass Bancshares Inc.	20,916	1,192
Commerce Bancorp, Inc.	30,335	1,114
Safeco Corp.	18,879	1,113
UnumProvident Corp.	55,433	1,075
Torchmark Corp.	15,994	1,009
Plum Creek Timber Co. Inc. REIT	29,011	988
Huntington Bancshares Inc.	38,541	922
Apartment Investment & Management Co. Class A REIT	15,830	861
MGIC Investment Corp.	13,666	820
* Realogy Corp.	34,583	784
First Horizon National Corp.	19,959	759
Janus Capital Group Inc.	33,460	660
Federated Investors, Inc.	14,797	500

		434,329

Health Care (12.7%)
Pfizer Inc.	1,182,000	33,522
Johnson & Johnson	474,146	30,791
Merck & Co., Inc.	352,753	14,780
* Amgen, Inc.	189,761	13,574
Abbott Laboratories	247,669	12,027
Wyeth	218,098	11,088
UnitedHealth Group Inc.	218,269	10,739
Eli Lilly & Co.	159,421	9,087
Medtronic, Inc.	186,309	8,652
Bristol-Myers Squibb Co.	318,784	7,944
* WellPoint Inc.	100,462	7,741
Schering-Plough Corp.	240,108	5,304
* Gilead Sciences, Inc.	74,097	5,090
Baxter International, Inc.	105,804	4,810
Cardinal Health, Inc.	65,825	4,327
Caremark Rx, Inc.	69,326	3,929
Aetna Inc.	88,896	3,516
HCA Inc.	68,642	3,425
* Medco Health Solutions, Inc.	47,700	2,867
* Genzyme Corp.	42,470	2,865
* Boston Scientific Corp.	191,344	2,830
Becton, Dickinson & Co.	39,749	2,809
Allergan, Inc.	24,467	2,755
* Zimmer Holdings, Inc.	39,360	2,657
* Forest Laboratories, Inc.	51,616	2,612
McKesson Corp.	48,586	2,561
* Biogen Idec Inc.	55,622	2,485
Stryker Corp.	48,222	2,391
CIGNA Corp.	17,939	2,087
* St. Jude Medical, Inc.	57,203	2,019
* Humana Inc.	26,851	1,775
* Express Scripts Inc.	22,282	1,682
Quest Diagnostics, Inc.	26,126	1,598
* Fisher Scientific International Inc.	20,116	1,574
AmerisourceBergen Corp.	32,702	1,478
* Laboratory Corp. of America Holdings	20,265	1,329
* Coventry Health Care Inc.	25,720	1,325
Biomet, Inc.	39,812	1,282
C.R. Bard, Inc.	16,789	1,259
* MedImmune Inc.	38,896	1,136
* Thermo Electron Corp.	25,540	1,004
Applera Corp.-Applied Biosystems Group	29,487	976
* Hospira, Inc.	25,328	969
* Barr Pharmaceuticals Inc.	17,209	894
IMS Health, Inc.	32,751	872
Health Management Associates Class A	39,057	816
* Patterson Cos	22,422	754
* Waters Corp.	16,596	751
Mylan Laboratories, Inc.	34,138	687
* King Pharmaceuticals, Inc.	39,547	673
Manor Care, Inc.	11,939	624
* Tenet Healthcare Corp.	76,652	624
* Millipore Corp.	8,654	530
Bausch & Lomb, Inc.	8,717	437
* Watson Pharmaceuticals, Inc.	16,547	433
PerkinElmer, Inc.	20,081	380

		247,146

Industrials (10.9%)
General Electric Co.	1,673,521	59,075
United Parcel Service, Inc.	175,213	12,605
United Technologies Corp.	164,074	10,394
The Boeing Co.	128,770	10,154
Tyco International Ltd.	326,551	9,140
3M Co.	122,027	9,081
Caterpillar, Inc.	106,242	6,991
Emerson Electric Co.	66,079	5,541
Honeywell International Inc.	132,687	5,427
FedEx Corp.	49,581	5,388
Lockheed Martin Corp.	57,713	4,967
General Dynamics Corp.	65,376	4,686
Burlington Northern Santa Fe Corp.	58,667	4,309
Union Pacific Corp.	43,582	3,835
Northrop Grumman Corp.	55,864	3,803
Raytheon Co.	72,714	3,491
Waste Management, Inc.	87,658	3,215
Deere & Co.	37,543	3,150
Illinois Tool Works, Inc.	68,060	3,056
Norfolk Southern Corp.	67,078	2,955
Danaher Corp.	38,334	2,632
CSX Corp.	72,096	2,367
PACCAR, Inc.	40,423	2,305
Southwest Airlines Co.	127,790	2,129
Ingersoll-Rand Co.	52,219	1,983
Textron, Inc.	20,435	1,788
Masco Corp.	64,761	1,776
Eaton Corp.	24,394	1,680
Rockwell Automation, Inc.	28,540	1,658
Pitney Bowes, Inc.	35,981	1,596
Dover Corp.	33,052	1,568
L-3 Communications Holdings, Inc.	19,933	1,561
ITT Industries, Inc.	30,022	1,539
Rockwell Collins, Inc.	27,762	1,522
Parker Hannifin Corp.	19,503	1,516
Cooper Industries, Inc. Class A	14,822	1,263
American Standard Cos., Inc.	28,302	1,188
R.R. Donnelley & Sons Co.	34,997	1,154
Fluor Corp.	14,196	1,092
Cummins Inc.	8,522	1,016
Robert Half International, Inc.	27,813	945
Avery Dennison Corp.	15,316	922
Cintas Corp.	22,044	900
W.W. Grainger, Inc.	12,160	815
Goodrich Corp.	20,063	813
Equifax, Inc.	20,485	752
* Monster Worldwide Inc.	20,772	752
Pall Corp.	20,227	623
American Power Conversion Corp.	27,527	604
Ryder System, Inc.	10,123	523
* Allied Waste Industries, Inc.	41,273	465
* Navistar International Corp.	9,802	253
Avis Budget Group, Inc.	1,034	19
* Raytheon Co. Warrants Exp. 6/16/11	727	10

		212,992

Information Technology (15.2%)
Microsoft Corp.	1,400,169	38,267
* Cisco Systems, Inc.	989,602	22,761
International Business Machines Corp.	246,666	20,212
Intel Corp.	935,071	19,234
Hewlett-Packard Co.	444,016	16,291
* Google Inc.	34,536	13,880
* Oracle Corp.	653,841	11,599
* Apple Computer, Inc.	137,813	10,616
Motorola, Inc.	397,129	9,928
QUALCOMM Inc.	267,732	9,732
* Dell Inc.	368,216	8,410
Texas Instruments, Inc.	248,453	8,261
* Corning, Inc.	252,825	6,171
* eBay Inc.	190,379	5,399
First Data Corp.	124,097	5,212
* Yahoo! Inc.	201,458	5,093
* EMC Corp.	372,579	4,464
Automatic Data Processing, Inc.	90,044	4,263
Applied Materials, Inc.	225,158	3,992
* Adobe Systems, Inc.	93,795	3,513
* Symantec Corp.	160,631	3,418
* Sun Microsystems, Inc.	570,149	2,834
* Electronic Arts Inc.	49,731	2,769
* Xerox Corp.	158,845	2,472
* Broadcom Corp.	76,197	2,312
* Network Appliance, Inc.	60,552	2,241
* Agilent Technologies, Inc.	66,323	2,168
* Freescale Semiconductor, Inc. Class B	54,610	2,076
* Micron Technology, Inc.	118,609	2,064
Electronic Data Systems Corp.	83,887	2,057
Paychex, Inc.	55,035	2,028
* Advanced Micro Devices, Inc.	78,973	1,962
* Intuit, Inc.	55,332	1,776
* SanDisk Corp.	31,700	1,697
* Lucent Technologies, Inc.	724,330	1,695
* NVIDIA Corp.	57,028	1,687
Analog Devices, Inc.	57,308	1,684
* Juniper Networks, Inc.	91,593	1,583
CA, Inc.	66,676	1,580
Linear Technology Corp.	48,822	1,519
Maxim Integrated Products, Inc.	51,935	1,458
KLA-Tencor Corp.	32,249	1,434
* Computer Sciences Corp.	27,950	1,373
* Fiserv, Inc.	28,207	1,328
* Autodesk, Inc.	37,496	1,304
Xilinx, Inc.	55,128	1,210
* NCR Corp.	29,188	1,152
National Semiconductor Corp.	48,479	1,141
* Citrix Systems, Inc.	29,901	1,083
* Altera Corp.	58,110	1,068
* Affiliated Computer Services, Inc. Class A	19,197	996
* Lexmark International, Inc.	16,255	937
* BMC Software, Inc.	33,251	905
Molex, Inc.	23,069	899
Jabil Circuit, Inc.	30,047	858
* Avaya Inc.	74,337	850
* VeriSign, Inc.	39,917	806
* Tellabs, Inc.	72,458	794
* Comverse Technology, Inc.	32,732	702
Symbol Technologies, Inc.	41,267	613
* JDS Uniphase Corp.	272,434	597
* Novellus Systems, Inc.	19,951	552
* LSI Logic Corp.	64,950	534
Sabre Holdings Corp.	21,126	494
* QLogic Corp.	25,732	486
* Solectron Corp.	147,885	482
* Compuware Corp.	60,499	471
* Convergys Corp.	22,322	461
* Freescale Semiconductor, Inc. Class A	11,100	422
* Teradyne, Inc.	31,700	417
Tektronix, Inc.	13,321	385
* Ciena Corp.	13,750	375
* Novell, Inc.	53,928	330
* Sanmina-SCI Corp.	86,663	324
* Parametric Technology Corp.	17,729	310
* Unisys Corp.	54,273	307
* ADC Telecommunications, Inc.	18,397	276
* PMC Sierra Inc.	33,300	198
* Andrew Corp.	10,174	94

		297,346

Materials (2.9%)
E.I. du Pont de Nemours & Co.	149,358	6,399
Dow Chemical Co.	155,674	6,068
Monsanto Co.	87,928	4,135
Alcoa Inc.	140,614	3,943
Newmont Mining Corp. (Holding Co.)	72,833	3,114
Praxair, Inc.	52,285	3,093
Phelps Dodge Corp.	32,992	2,794
International Paper Co.	73,777	2,555
Nucor Corp.	50,014	2,475
Weyerhaeuser Co.	39,852	2,452
Air Products & Chemicals, Inc.	35,730	2,371
PPG Industries, Inc.	26,799	1,798
Freeport-McMoRan Copper & Gold, Inc. Class B	31,785	1,693
Ecolab, Inc.	28,970	1,241
Vulcan Materials Co.	15,592	1,220
United States Steel Corp.	19,934	1,150
Rohm & Haas Co.	23,254	1,101
Allegheny Technologies Inc.	16,384	1,019
Sigma-Aldrich Corp.	10,808	818
MeadWestvaco Corp.	29,341	778
Eastman Chemical Co.	13,392	723
Sealed Air Corp.	13,211	715
Temple-Inland Inc.	17,602	706
Ball Corp.	16,976	687
Ashland, Inc.	10,256	654
* Pactiv Corp.	22,331	635
Bemis Co., Inc.	16,781	551
International Flavors & Fragrances, Inc.	12,863	509
Louisiana-Pacific Corp.	16,849	316
* Hercules, Inc.	17,863	282

		55,995

Telecommunication Services (3.4%)
AT&T Inc.	629,633	20,501
Verizon Communications Inc.	469,861	17,446
BellSouth Corp.	294,301	12,581
Sprint Nextel Corp.	484,289	8,306
Alltel Corp.	62,964	3,495
* Qwest Communications International Inc.	260,038	2,268
Embarq Corp.	24,199	1,171
Windstream Corp.	76,687	1,012
CenturyTel, Inc.	18,820	747
Citizens Communications Co.	51,997	730

		68,257

Utilities (3.4%)
Exelon Corp.	108,445	6,565
Duke Energy Corp.	203,054	6,132
TXU Corp.	74,828	4,678
Dominion Resources, Inc.	57,192	4,375
Southern Co.	120,277	4,145
FirstEnergy Corp.	53,475	2,987
FPL Group, Inc.	65,614	2,953
Entergy Corp.	33,687	2,635
Public Service Enterprise Group, Inc.	40,918	2,504
PG&E Corp.	56,409	2,349
American Electric Power Co., Inc.	63,794	2,320
Edison International	52,746	2,196
* AES Corp.	107,511	2,192
Sempra Energy	42,320	2,127
PPL Corp.	61,707	2,030
Progress Energy, Inc.	40,980	1,860
Consolidated Edison Inc.	40,054	1,850
Ameren Corp.	33,277	1,757
Constellation Energy Group, Inc.	29,214	1,729
Xcel Energy, Inc.	65,663	1,356
DTE Energy Co.	28,792	1,195
KeySpan Corp.	28,373	1,167
* Allegheny Energy, Inc.	26,793	1,076
NiSource, Inc.	44,186	961
Pinnacle West Capital Corp.	16,048	723
CenterPoint Energy Inc.	50,450	722
TECO Energy, Inc.	34,006	532
* CMS Energy Corp.	36,028	520
* Dynegy, Inc.	61,512	341
Nicor Inc.	7,038	301
Peoples Energy Corp.	6,198	252

		66,530

Total Common Stocks
(Cost $1,636,184)		1,949,633

Temporary Cash Investments (0.1%)

Money Market Fund (0.1%)

1 Vanguard Market Liquidity Fund, 5.306%	1,310,667	1,311

	Face
	Amount
	($000)

U.S. Agency Obligation (0.0%)

2 Federal Home Loan Mortgage Corp.
3 5.150%, 12/26/06	500	494

Total Temporary Cash Investments
(Cost $1,805)		1,805

Total Investments (100.0%)
(Cost $1,637,989)		1,951,438

Other Assets and Liabilities - Net(0.0%)		(219)

Net Assets (100%)		1,951,219

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3 Securities with a value of $494,000 have been segregated as initial margin for open futures contracts.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2006, the cost of investment securities for tax purposes was $1,637,989,000. Net unrealized appreciation of investment securities for tax purposes was $313,449,000, consisting of unrealized gains of $438,973,000 on securities that had risen in value since their purchase and $125,524,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The portfolio invests a portion of its cash reserves in euqity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.1% and -0.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2006, the aggregate settlement value of open futures contracts expiring in December 2006, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	10	3,364	58

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Variable Insurance Fund - Growth Portfolio September 30, 2006, Schedule of Investments
	Shares	Market Value ($000)

Common Stocks (96.6%)

Consumer Discretionary (7.5%)
* Kohl's Corp.	94,134	6,111
* Comcast Corp. Class A	140,010	5,159
NIKE, Inc. Class B	47,765	4,185
Lowe's Cos., Inc.	130,514	3,662
Marriott International, Inc. Class A	90,700	3,505
Staples, Inc.	86,630	2,108
Johnson Controls, Inc.	27,945	2,005

		26,735

Consumer Staples (3.6%)
The Procter & Gamble Co.	115,860	7,181
PepsiCo, Inc.	65,060	4,246
Whole Foods Market, Inc.	21,400	1,272
Walgreen Co.	1,470	65

		12,764

Energy (4.9%)
Schlumberger Ltd.	205,500	12,747
Suncor Energy, Inc.	31,375	2,261
Baker Hughes, Inc.	19,230	1,311
* Nabors Industries, Inc.	40,200	1,196

		17,515

Financials (17.1%)
The Goldman Sachs Group, Inc.	84,365	14,272
Legg Mason Inc.	109,040	10,998
American International Group, Inc.	123,510	8,184
Citigroup, Inc.	131,080	6,511
JPMorgan Chase & Co.	133,250	6,257
Charles Schwab Corp.	252,290	4,516
Merrill Lynch & Co., Inc.	42,032	3,288
SLM Corp.	47,610	2,475
Capital One Financial Corp.	26,130	2,055
Franklin Resources Corp.	12,100	1,280
State Street Corp.	19,800	1,236

		61,072

Health Care (23.2%)
* Genentech, Inc.	160,660	13,287
* WellPoint Inc.	149,360	11,508
Caremark Rx, Inc.	182,275	10,330
Teva Pharmaceutical Industries Ltd. Sponsored ADR	272,800	9,300
* Gilead Sciences, Inc.	125,300	8,608
UnitedHealth Group Inc.	128,120	6,304
* Alcon, Inc.	48,290	5,529
Eli Lilly & Co.	77,620	4,424
* Amgen, Inc.	54,710	3,913
Merck & Co., Inc.	89,400	3,746
Medtronic, Inc.	48,835	2,268
Allergan, Inc.	12,810	1,443
* MedImmune Inc.	39,340	1,149
C.R. Bard, Inc.	14,630	1,097

		82,906

Industrials (8.9%)
Danaher Corp.	146,601	10,067
The Boeing Co.	78,100	6,158
General Electric Co.	107,510	3,795
Rockwell Collins, Inc.	56,510	3,099
United Technologies Corp.	45,200	2,863
Emerson Electric Co.	31,050	2,604
3M Co.	26,330	1,959
Rockwell Automation, Inc.	24,665	1,433

		31,978

Information Technology (29.5%)
* Apple Computer, Inc.	153,220	11,803
* Google Inc.	28,790	11,571
QUALCOMM Inc.	305,065	11,089
* Advanced Micro Devices, Inc.	304,890	7,577
* Broadcom Corp.	195,860	5,942
* Yahoo! Inc.	230,165	5,819
* Network Appliance, Inc.	142,030	5,257
Motorola, Inc.	192,070	4,802
Infosys Technologies Ltd. ADR	100,340	4,789
Paychex, Inc.	112,560	4,148
* Cisco Systems, Inc.	175,802	4,043
SAP AG ADR	78,000	3,861
* Adobe Systems, Inc.	89,620	3,356
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	328,467	3,153
* NVIDIA Corp.	103,700	3,069
* EMC Corp.	202,290	2,423
* Sun Microsystems, Inc.	466,060	2,316
* Corning, Inc.	91,470	2,233
Jabil Circuit, Inc.	76,390	2,182
Linear Technology Corp.	67,175	2,090
* eBay Inc.	73,130	2,074
* Marvell Technology Group Ltd.	100,330	1,943

		105,540

Materials (1.8%)
Praxair, Inc.	70,655	4,180
Monsanto Co.	53,560	2,518

		6,698

Exchange-Traded Fund (0.1%)
1 Vanguard Growth ETF	8,500	466

Total Common Stocks
(Cost $300,629)		345,674

Temporary Cash Investments (3.7%)

Money Market Fund (3.3%)
2 Vanguard Market Liquidity Fund, 5.306%	11,913,116	11,913

	Face
	Amount
	(000)

U.S. Agency Obligation (0.4%)

3 Federal Home Loan Mortgage Corp.
4 5.150%, 12/26/20	1,500	1,482

Total Temporary Cash Investments
(Cost $13,395)		13,395

Total Investments (100.3%)
(Cost $314,024)		359,069

Other Assets and Liabilities - Net (-0.3%)		(1,123)

Net Assets (100%)		357,946

* Non-income-producing security.
1 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4 Securities with a value of $1,482,000 have been segregated as initial margin for open futures contracts.
ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At Septmeber 30, 2006, the cost of investment securities for tax purposes was $314,024,000. Net unrealized appreciation of investment securities for tax purposes was $45,045,000, consisting of unrealized gains of $55,228,000 on securities that had risen in value since their purchase and $10,183,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfoilio's effective common stock and temporary cash investment positions represent 98.3% and 2.0%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2006, the aggregate settlement value of open futures contracts expiring in December 2006, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	18	6,054	112

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio Schedule of Investments September 30, 2006
	Shares	Market Value ($000)

Common Stocks (100.1%)

Consumer Discretionary (16.3%)
* Office Depot, Inc.	93,049	3,694
* Liberty Media Capital A	43,322	3,620
Hilton Hotels Corp.	118,228	3,293
Nordstrom, Inc.	68,826	2,911
Newell Rubbermaid, Inc.	89,424	2,532
Wendy's International, Inc.	37,727	2,528
Mattel, Inc.	125,691	2,476
Genuine Parts Co.	55,901	2,411
NTL Inc.	88,873	2,260
Pulte Homes, Inc.	70,451	2,245
H & R Block, Inc.	100,863	2,193
D. R. Horton, Inc.	90,914	2,177
Whirlpool Corp.	25,228	2,122
Sherwin-Williams Co.	37,297	2,080
Eastman Kodak Co.	92,860	2,080
VF Corp.	28,460	2,076
Centex Corp.	39,239	2,065
Abercrombie & Fitch Co.	28,390	1,973
Black & Decker Corp.	24,554	1,948
Darden Restaurants Inc.	45,608	1,937
* AutoZone Inc.	18,638	1,925
American Eagle Outfitters, Inc.	43,565	1,909
^ Garmin Ltd.	38,520	1,879
* Wyndham Worldwide Corp.	65,100	1,821
Michaels Stores, Inc.	40,598	1,768
Harman International Industries, Inc.	20,561	1,716
Lennar Corp. Class A	36,467	1,650
* MGM Mirage, Inc.	41,512	1,639
^* Sirius Satellite Radio, Inc.	408,246	1,596
Royal Caribbean Cruises, Ltd.	41,091	1,595
Cablevision Systems NY Group Class A	69,553	1,580
Tiffany & Co.	45,460	1,509
Leggett & Platt, Inc.	58,948	1,475
* Lamar Advertising Co. Class A	26,944	1,439
* CarMax, Inc.	34,011	1,419
Circuit City Stores, Inc.	56,482	1,418
Family Dollar Stores, Inc.	47,751	1,396
* Interpublic Group of Cos., Inc.	140,682	1,393
E.W. Scripps Co. Class A	28,821	1,381
Liz Claiborne, Inc.	33,777	1,335
Washington Post Co. Class B	1,778	1,310
* Mohawk Industries, Inc.	17,530	1,305
Dollar General Corp.	95,618	1,303
Polo Ralph Lauren Corp.	19,960	1,291
Foot Locker, Inc.	50,087	1,265
PetSmart, Inc.	45,347	1,258
* Chico's FAS, Inc.	57,886	1,246
* Expedia, Inc.	78,312	1,228
* Discovery Holding Co. Class A	82,411	1,192
The Stanley Works	23,679	1,180
Ross Stores, Inc.	46,403	1,179
Jones Apparel Group, Inc.	36,332	1,179
Hasbro, Inc.	51,608	1,174
Advance Auto Parts, Inc.	34,308	1,130
KB Home	25,518	1,118
* Wynn Resorts Ltd.	16,277	1,107
Brinker International, Inc.	27,366	1,097
* XM Satellite Radio Holdings, Inc.	83,370	1,075
BorgWarner, Inc.	18,477	1,056
* Toll Brothers, Inc.	37,618	1,056
ServiceMaster Co.	94,082	1,055
Williams-Sonoma, Inc.	31,481	1,020
New York Times Co. Class A	44,297	1,018
* AutoNation, Inc.	48,496	1,014
* Dollar Tree Stores, Inc.	32,392	1,003
Station Casinos, Inc.	17,235	997
Brunswick Corp.	30,504	951
* R.H. Donnelley Corp.	16,820	890
* NVR, Inc.	1,621	867
* Getty Images, Inc.	17,138	851
RadioShack Corp.	41,456	800
The McClatchy Co. Class A	17,744	749
Weight Watchers International, Inc.	16,368	726
* Career Education Corp.	31,685	713
OSI Restaurant Partners, Inc.	21,842	693
Boyd Gaming Corp.	17,892	688
Gentex Corp.	47,440	674
Dow Jones & Co., Inc.	17,252	579
* Urban Outfitters, Inc.	31,861	564
International Speedway Corp.	9,665	482
Regal Entertainment Group Class A	17,470	346
* DreamWorks Animation SKG, Inc.	13,585	338
Lennar Corp. Class B	4,820	203

		121,434

Consumer Staples (3.7%)
UST, Inc.	52,138	2,859
Whole Foods Market, Inc.	45,255	2,690
Bunge Ltd.	38,544	2,234
SuperValu Inc.	66,019	1,957
* Constellation Brands, Inc. Class A	64,458	1,855
* Dean Foods Co.	43,921	1,846
The Pepsi Bottling Group, Inc.	45,750	1,624
Molson Coors Brewing Co. Class B	22,725	1,566
Estee Lauder Cos. Class A	38,753	1,563
McCormick & Co., Inc.	38,293	1,454
* Energizer Holdings, Inc.	19,050	1,371
Alberto-Culver Co. Class B	25,471	1,289
Tyson Foods, Inc.	78,410	1,245
Brown-Forman Corp. Class B	14,778	1,133
Hormel Foods Corp.	24,529	883
* Smithfield Foods, Inc.	32,421	876
J.M. Smucker Co.	17,910	859
PepsiAmericas, Inc.	21,015	448

		27,752

Energy (9.2%)
GlobalSantaFe Corp.	79,009	3,950
Chesapeake Energy Corp.	129,138	3,742
Kinder Morgan, Inc.	34,548	3,622
Hess Corp.	81,643	3,382
* National Oilwell Varco Inc.	56,563	3,312
Peabody Energy Corp.	85,647	3,150
BJ Services Co.	103,941	3,132
El Paso Corp.	224,959	3,068
* Nabors Industries, Inc.	100,389	2,987
Noble Corp.	44,522	2,857
Smith International, Inc.	69,198	2,685
Sunoco, Inc.	42,877	2,667
Noble Energy, Inc.	57,283	2,611
Murphy Oil Corp.	54,323	2,583
* Ultra Petroleum Corp.	50,190	2,415
ENSCO International, Inc.	49,623	2,175
CONSOL Energy, Inc.	59,700	1,894
* Cameron International Corp.	37,322	1,803
Pioneer Natural Resources Co.	41,719	1,632
* Southwestern Energy Co.	54,140	1,617
* Grant Prideco, Inc.	42,317	1,609
* Newfield Exploration Co.	41,487	1,599
Diamond Offshore Drilling, Inc.	20,870	1,510
* Pride International, Inc.	52,386	1,436
Patterson-UTI Energy, Inc.	55,300	1,314
Tesoro Petroleum Corp.	22,145	1,284
Arch Coal, Inc.	41,821	1,209
Rowan Cos., Inc.	35,622	1,127
Cimarex Energy Co.	26,714	940
Pogo Producing Co.	18,766	768
* CNX Gas Corp.	9,739	226

		68,306

Financials (21.4%)
ProLogis REIT	79,238	4,521
T. Rowe Price Group Inc.	81,654	3,907
Archstone-Smith Trust REIT	69,162	3,765
Host Marriott Corp. REIT	158,919	3,644
Boston Properties, Inc. REIT	35,043	3,621
Public Storage, Inc. REIT	40,802	3,509
General Growth Properties Inc. REIT	70,200	3,345
Ameriprise Financial, Inc.	71,060	3,333
CIT Group Inc.	64,466	3,135
Kimco Realty Corp. REIT	69,987	3,000
* E*TRADE Financial Corp.	124,120	2,969
Avalonbay Communities, Inc. REIT	24,024	2,892
Sovereign Bancorp, Inc.	121,625	2,616
Zions Bancorp	32,631	2,604
Cincinnati Financial Corp.	53,152	2,554
Synovus Financial Corp.	83,425	2,450
Hudson City Bancorp, Inc.	178,120	2,360
Safeco Corp.	38,554	2,272
Compass Bancshares Inc.	39,683	2,261
Fidelity National Financial, Inc.	53,698	2,236
Commerce Bancorp, Inc.	56,566	2,077
Torchmark Corp.	32,386	2,044
Everest Re Group, Ltd.	20,953	2,044
Plum Creek Timber Co. Inc. REIT	59,241	2,017
Developers Diversified Realty Corp. REIT	35,423	1,975
Assurant, Inc.	35,417	1,892
UnumProvident Corp.	96,856	1,878
W.R. Berkley Corp.	52,814	1,869
TD Ameritrade Holding Corp.	98,475	1,856
Huntington Bancshares Inc.	75,275	1,801
The Macerich Co. REIT	23,194	1,771
American Capital Strategies, Ltd.	44,101	1,741
Apartment Investment & Management Co. Class A REIT	31,355	1,706
MGIC Investment Corp.	28,206	1,691
Popular, Inc.	85,424	1,661
Duke Realty Corp. REIT	43,637	1,630
* Realogy Corp.	71,686	1,626
Radian Group, Inc.	26,705	1,602
AMB Property Corp. REIT	28,440	1,567
Old Republic International Corp.	70,605	1,564
SL Green Realty Corp. REIT	13,982	1,562
iStar Financial Inc. REIT	36,660	1,529
Regency Centers Corp. REIT	22,122	1,521
* CB Richard Ellis Group, Inc.	60,941	1,499
Mercantile Bankshares Corp.	40,480	1,468
First Horizon National Corp.	37,900	1,441
^ Allied Capital Corp.	46,736	1,412
New York Community Bancorp, Inc.	85,850	1,406
^ Liberty Property Trust REIT	28,761	1,374
Leucadia National Corp.	52,450	1,373
Health Care Properties Investors REIT	44,202	1,372
Janus Capital Group Inc.	68,439	1,350
A.G. Edwards & Sons, Inc.	24,733	1,318
Nuveen Investments, Inc. Class A	25,697	1,316
United Dominion Realty Trust REIT	43,418	1,311
Axis Capital Holdings Ltd.	36,756	1,275
The PMI Group Inc.	28,861	1,264
^ The St. Joe Co.	22,854	1,254
Associated Banc-Corp	38,386	1,248
PartnerRe Ltd.	18,332	1,239
RenaissanceRe Holdings Ltd.	22,170	1,233
* Markel Corp.	2,966	1,218
White Mountains Insurance Group Inc.	2,434	1,210
Brown & Brown, Inc.	38,370	1,173
SEI Investments Co.	20,634	1,159
Eaton Vance Corp.	39,627	1,144
Forest City Enterprise Class A	20,871	1,133
Hospitality Properties Trust REIT	23,992	1,132
Weingarten Realty Investors REIT	26,154	1,125
First American Corp.	26,502	1,122
Colonial BancGroup, Inc.	45,047	1,104
TD Banknorth, Inc.	36,932	1,067
* AmeriCredit Corp.	42,048	1,051
TCF Financial Corp.	38,281	1,006
Protective Life Corp.	21,556	986
Trizec Properties, Inc. REIT	33,154	958
Commerce Bancshares, Inc.	18,448	933
CapitalSource Inc. REIT	36,130	933
Federated Investors, Inc.	27,552	931
Valley National Bancorp	36,036	921
Investors Financial Services Corp.	21,349	920
Astoria Financial Corp.	29,796	918
New Plan Excel Realty Trust REIT	33,858	916
City National Corp.	13,611	913
* Arch Capital Group Ltd.	14,334	910
Fulton Financial Corp.	56,180	910
* IntercontinentalExchange Inc.	11,720	880
Nationwide Financial Services, Inc.	17,384	836
* CBOT Holdings, Inc. Class A	6,892	832
Arthur J. Gallagher & Co.	31,108	830
People's Bank	18,150	719
Unitrin, Inc.	15,465	683
Mercury General Corp.	12,347	613
Transatlantic Holdings, Inc.	8,508	514
Erie Indemnity Co. Class A	8,827	462
BlackRock, Inc.	3,022	450
BOK Financial Corp.	7,587	399
Student Loan Corp.	1,318	253
^ Fidelity National Title Group, Inc. Class A	9,488	199

		159,234

Health Care (10.3%)
* Humana Inc.	53,281	3,521
* Fisher Scientific International Inc.	40,229	3,147
AmerisourceBergen Corp.	67,842	3,066
* Express Scripts Inc.	40,413	3,051
* Coventry Health Care Inc.	51,862	2,672
* Laboratory Corp. of America Holdings	40,273	2,641
C.R. Bard, Inc.	33,559	2,517
* MedImmune Inc.	80,379	2,348
* Varian Medical Systems, Inc.	42,420	2,265
* Thermo Electron Corp.	52,883	2,080
Applera Corp.-Applied Biosystems Group	59,702	1,977
* DaVita, Inc.	33,337	1,929
* Hospira, Inc.	47,877	1,832
IMS Health, Inc.	64,665	1,723
* Sepracor Inc.	35,250	1,707
* Barr Pharmaceuticals Inc.	32,687	1,698
Omnicare, Inc.	39,126	1,686
Health Management Associates Class A	77,896	1,628
* Health Net Inc.	37,315	1,624
* Waters Corp.	33,496	1,517
* Amylin Pharmaceuticals, Inc.	33,859	1,492
DENTSPLY International Inc.	48,362	1,456
* Henry Schein, Inc.	28,496	1,429
Mylan Laboratories, Inc.	67,801	1,365
Manor Care, Inc.	25,476	1,332
* King Pharmaceuticals, Inc.	78,108	1,330
* Endo Pharmaceuticals Holdings, Inc.	40,862	1,330
* Vertex Pharmaceuticals, Inc.	38,712	1,303
* Triad Hospitals, Inc.	28,385	1,250
* Tenet Healthcare Corp.	152,205	1,239
* Cephalon, Inc.	19,744	1,219
Pharmaceutical Product Development, Inc.	33,912	1,210
* Patterson Cos	35,753	1,202
* Community Health Systems, Inc.	31,859	1,190
* Intuitive Surgical, Inc.	11,216	1,183
Beckman Coulter, Inc.	20,353	1,171
* Invitrogen Corp.	17,273	1,095
* Lincare Holdings, Inc.	30,734	1,065
* Millipore Corp.	17,183	1,053
* Emdeon Corp.	88,428	1,035
Hillenbrand Industries, Inc.	17,869	1,018
* Millennium Pharmaceuticals, Inc.	101,530	1,010
* Charles River Laboratories, Inc.	23,226	1,008
Universal Health Services Class B	16,363	981
Bausch & Lomb, Inc.	17,320	868
* Watson Pharmaceuticals, Inc.	31,191	816
* ImClone Systems, Inc.	21,676	614
* Kinetic Concepts, Inc.	16,326	514
* Abraxis Bioscience, Inc.	7,755	215

		76,622

Industrials (10.9%)
CSX Corp.	143,286	4,704
Rockwell Automation, Inc.	54,557	3,170
Dover Corp.	65,953	3,129
Expeditors International of Washington, Inc.	69,012	3,076
Rockwell Collins, Inc.	55,399	3,038
Parker Hannifin Corp.	38,869	3,021
L-3 Communications Holdings, Inc.	37,415	2,931
ITT Industries, Inc.	56,763	2,910
Precision Castparts Corp.	43,728	2,762
Cooper Industries, Inc. Class A	29,942	2,552
American Standard Cos., Inc.	59,145	2,482
C.H. Robinson Worldwide Inc.	53,329	2,377
R.R. Donnelley & Sons Co.	69,872	2,303
Fluor Corp.	28,283	2,175
Cintas Corp.	46,235	1,888
Avery Dennison Corp.	30,103	1,811
Cummins Inc.	15,035	1,793
Robert Half International, Inc.	52,748	1,792
Republic Services, Inc. Class A	44,263	1,780
Manpower Inc.	28,306	1,734
W.W. Grainger, Inc.	24,681	1,654
* The Dun & Bradstreet Corp.	21,385	1,604
Fastenal Co.	41,546	1,602
Goodrich Corp.	38,084	1,543
Equifax, Inc.	41,513	1,524
* AMR Corp.	65,634	1,519
Joy Global Inc.	39,925	1,502
* Terex Corp.	32,415	1,466
* Jacobs Engineering Group Inc.	18,984	1,419
* Monster Worldwide Inc.	37,926	1,373
* McDermott International, Inc.	31,390	1,312
Aramark Corp. Class B	39,197	1,288
Pall Corp.	40,379	1,244
American Power Conversion Corp.	56,045	1,231
Oshkosh Truck Corp.	23,866	1,204
The Corporate Executive Board Co.	12,923	1,162
SPX Corp.	19,324	1,033
* USG Corp.	21,664	1,019
* ChoicePoint Inc.	27,823	996
* Allied Waste Industries, Inc.	82,704	932
* Alliant Techsystems, Inc.	11,401	924
Pentair, Inc.	31,348	821
Hubbell Inc. Class B	16,759	803
J.B. Hunt Transport Services, Inc.	37,287	774

		81,377

Information Technology (14.5%)
* Micron Technology, Inc.	235,011	4,089
Seagate Technology	171,627	3,963
* Freescale Semiconductor, Inc. Class A	94,370	3,591
* SanDisk Corp.	63,165	3,382
* Cognizant Technology Solutions Corp.	45,419	3,364
* NVIDIA Corp.	108,284	3,204
* Computer Sciences Corp.	60,684	2,981
* Fiserv, Inc.	56,788	2,674
* Autodesk, Inc.	74,593	2,594
National Semiconductor Corp.	109,243	2,570
* Flextronics International Ltd.	187,087	2,365
* NCR Corp.	58,832	2,323
Microchip Technology, Inc.	69,185	2,243
* Altera Corp.	116,009	2,132
* Citrix Systems, Inc.	58,799	2,129
* Akamai Technologies, Inc.	42,534	2,126
* MEMC Electronic Materials, Inc.	56,797	2,080
* LAM Research Corp.	45,457	2,061
* Lexmark International, Inc.	34,152	1,969
Harris Corp.	43,323	1,927
* Affiliated Computer Services, Inc. Class A	36,141	1,874
* BMC Software, Inc.	68,728	1,871
* BEA Systems, Inc.	120,133	1,826
Amphenol Corp.	28,979	1,795
Jabil Circuit, Inc.	57,491	1,642
* VeriSign, Inc.	79,094	1,598
* Cadence Design Systems, Inc.	91,384	1,550
* Avaya Inc.	134,444	1,538
* Tellabs, Inc.	137,626	1,508
* Iron Mountain, Inc.	34,073	1,463
* MasterCard, Inc. Class A	20,635	1,452
* Freescale Semiconductor, Inc. Class B	36,900	1,403
* Comverse Technology, Inc.	65,161	1,397
* Activision, Inc.	89,457	1,351
* Western Digital Corp.	71,184	1,288
CDW Corp.	20,548	1,267
* McAfee Inc.	51,449	1,258
* Alliance Data Systems Corp.	22,270	1,229
Symbol Technologies, Inc.	82,053	1,219
* JDS Uniphase Corp.	543,597	1,190
* Red Hat, Inc.	56,438	1,190
Molex, Inc.	29,479	1,149
* Novellus Systems, Inc.	41,207	1,140
Intersil Corp.	45,846	1,125
* DST Systems, Inc.	18,133	1,118
* Arrow Electronics, Inc.	39,281	1,077
* Ceridian Corp.	47,578	1,064
* LSI Logic Corp.	128,521	1,056
* CheckFree Corp.	25,022	1,034
Sabre Holdings Corp.	43,057	1,007
* QLogic Corp.	52,064	984
* Solectron Corp.	295,661	964
* Compuware Corp.	123,583	963
Diebold, Inc.	21,747	947
* Ingram Micro, Inc. Class A	45,079	864
* Teradyne, Inc.	64,035	843
Fidelity National Information Services, Inc.	21,859	809
* International Rectifier Corp.	23,200	808
Tektronix, Inc.	27,149	785
* Zebra Technologies Corp. Class A	21,640	773
* Novell, Inc.	125,426	768
* NAVTEQ Corp.	27,064	707
* Sanmina-SCI Corp.	172,063	644
* Unisys Corp.	110,547	626
Molex, Inc. Class A	16,068	529
* Hewitt Associates, Inc.	20,468	497
AVX Corp.	19,324	342
Total System Services, Inc.	12,824	293

		107,592

Materials (4.2%)
Freeport-McMoRan Copper & Gold, Inc. Class B	61,152	3,257
Vulcan Materials Co.	32,531	2,546
United States Steel Corp.	35,228	2,032
Lyondell Chemical Co.	72,042	1,828
Allegheny Technologies Inc.	27,558	1,714
Sigma-Aldrich Corp.	21,656	1,639
MeadWestvaco Corp.	58,601	1,554
Temple-Inland Inc.	35,777	1,435
Eastman Chemical Co.	26,396	1,426
Sealed Air Corp.	26,325	1,425
Ashland, Inc.	20,612	1,315
* Pactiv Corp.	45,747	1,300
Ball Corp.	32,108	1,299
Martin Marietta Materials, Inc.	14,813	1,253
Bemis Co., Inc.	33,974	1,116
Sonoco Products Co.	30,452	1,024
International Flavors & Fragrances, Inc.	24,879	984
* Smurfit-Stone Container Corp.	82,349	922
* Owens-Illinois, Inc.	49,451	763
* The Mosaic Co.	43,348	733
Chemtura Corp.	77,498	672
* Huntsman Corp.	32,082	584

		30,821

Telecommunication Services (3.2%)
* American Tower Corp. Class A	135,674	4,952
* Qwest Communications International Inc.	518,368	4,520
* NII Holdings Inc.	44,385	2,759
* Crown Castle International Corp.	69,541	2,451
Embarq Corp.	45,309	2,192
Windstream Corp.	152,929	2,017
Citizens Communications Co.	104,978	1,474
CenturyTel, Inc.	35,473	1,407
Telephone & Data Systems, Inc.	19,164	807
Telephone & Data Systems, Inc. - Special Common Shares	14,085	575
* U.S. Cellular Corp.	5,250	313

		23,467

Utilities (6.4%)
* AES Corp.	212,947	4,342
Sempra Energy	75,454	3,792
Constellation Energy Group, Inc.	57,867	3,426
Xcel Energy, Inc.	131,048	2,706
DTE Energy Co.	57,427	2,384
KeySpan Corp.	56,581	2,328
* Mirant Corp.	82,939	2,265
Questar Corp.	27,650	2,261
* Allegheny Energy, Inc.	52,776	2,120
NiSource, Inc.	88,187	1,917
* NRG Energy, Inc.	41,991	1,902
Wisconsin Energy Corp.	37,806	1,631
Pepco Holdings, Inc.	61,642	1,490
Pinnacle West Capital Corp.	31,977	1,441
SCANA Corp.	35,411	1,426
ONEOK, Inc.	36,074	1,363
Alliant Energy Corp.	37,934	1,355
Equitable Resources, Inc.	37,016	1,295
CenterPoint Energy Inc.	90,345	1,294
* Reliant Energy, Inc.	98,847	1,217
MDU Resources Group, Inc.	52,243	1,167
NSTAR	34,529	1,152
Energy East Corp.	47,754	1,133
DPL Inc.	39,359	1,067
TECO Energy, Inc.	67,629	1,058

		47,532

Total Common Stocks
(Cost $627,508)		744,137

Temporary Cash Investments (0.9%)

Money Market Fund (0.8%)

1 Vanguard Market Liquidity Fund, 5.306%	6,180,100	6,180

	Face
	Amount
	($000)

U.S. Agency Obligation (0.1%)

2 Federal Home Loan Mortgage Corp.
3 5.150%, 12/26/06	500	494

Total Temporary Cash Investments
(Cost $6,674)		6,674

Total Investments (101.0%)
(Cost $634,182)		750,811

Other Assets and Liabilities - Net (-1.0%)		(7,161)

Net Assets (100%)		743,650

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3 Securities with a value of $494,000 have been segregated as initial margin for open futures contracts.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2006, the cost of investment securities for tax purposes was $634,182,000. Net unrealized appreciation of investment securities for tax purposes was $116,629,000, consisting of unrealized gains of $142,539,000 on securities that had risen in value since their purchase and $25,910,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.2% and 0.8%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2006, the aggregate settlement value of open futures contracts expiring in December 2006, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P Midcap 400	3	1,141	20

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Variable Insurance Fund-REIT Index Portfolio Schedule of Investments September 30, 2006
	Shares	Market Value ($000)

Real Estate Investment Trusts (98.2%)

Diversified REITs (8.0%)
Vornado Realty Trust REIT	220,405	24,024
^Liberty Property Trust REIT	153,984	7,359
Crescent Real Estate, Inc. REIT	166,872	3,639
Colonial Properties Trust REIT	75,101	3,591
Washington REIT	77,490	3,084
Spirit Finance Corp. REIT	167,261	1,942
PS Business Parks, Inc. REIT	27,720	1,672
Investors Real Estate Trust REIT	75,938	741
Capital Lease Funding, Inc. REIT	57,069	633

		46,685

Industrial REITs (6.7%)
ProLogis REIT	423,047	24,139
AMB Property Corp. REIT	151,930	8,373
First Industrial Realty Trust REIT	77,316	3,402
EastGroup Properties, Inc. REIT	40,443	2,016
First Potomac REIT	40,521	1,225

		39,155

Office REITs (21.1%)
Equity Office Properties Trust REIT	633,163	25,175
Boston Properties, Inc. REIT	187,309	19,357
Duke Realty Corp. REIT	233,228	8,711
SL Green Realty Corp. REIT	74,748	8,349
Reckson Associates Realty Corp. REIT	143,953	6,161
Mack-Cali Realty Corp. REIT	107,799	5,584
Trizec Properties, Inc. REIT	176,801	5,111
Brandywine Realty Trust REIT	156,948	5,109
Alexandria Real Estate Equities, Inc. REIT	50,267	4,715
HRPT Properties Trust REIT	363,162	4,340
Kilroy Realty Corp. REIT	54,940	4,139
BioMed Realty Trust, Inc. REIT	110,789	3,361
Maguire Properties, Inc. REIT	79,944	3,257
Corporate Office Properties Trust, Inc. REIT	69,521	3,112
Highwood Properties, Inc. REIT	79,452	2,956
American Financial Realty Trust REIT	223,641	2,496
Digital Realty Trust, Inc. REIT	76,229	2,387
Cousins Properties, Inc. REIT	65,716	2,248
Lexington Corporate Properties Trust REIT	91,581	1,940
Franklin Street Properties Corp. REIT	87,870	1,745
Glenborough Realty Trust, Inc. REIT	50,105	1,289
Parkway Properties Inc. REIT	24,629	1,145

		122,687

Residential REITs (18.6%)
Equity Residential REIT	502,987	25,441
Archstone-Smith Trust REIT	369,139	20,096
Avalonbay Communities, Inc. REIT	128,409	15,460
Apartment Investment & Management Co. Class A REIT	167,811	9,131
Camden Property Trust REIT	96,580	7,341
United Dominion Realty Trust REIT	232,240	7,014
BRE Properties Inc. Class A REIT	88,609	5,293
Essex Property Trust, Inc. REIT	37,577	4,562
Post Properties, Inc. REIT	74,070	3,520
Home Properties, Inc. REIT	59,598	3,407
Mid-America Apartment Communities, Inc. REIT	38,904	2,382
Equity Lifestyle Properties, Inc. REIT	38,870	1,777
Sun Communities, Inc. REIT	28,170	900
GMH Communities Trust REIT	68,744	868
Education Realty Trust, Inc. REIT	45,856	677

		107,869

Retail REITs (26.0%)
Simon Property Group, Inc. REIT	381,424	34,565
General Growth Properties Inc. REIT	374,722	17,856
Kimco Realty Corp. REIT	373,774	16,024
Developers Diversified Realty Corp. REIT	189,443	10,563
The Macerich Co. REIT	123,929	9,463
Regency Centers Corp. REIT	118,400	8,141
Federal Realty Investment Trust REIT	95,110	7,067
Weingarten Realty Investors REIT	139,289	5,992
Pan Pacific Retail Properties, Inc. REIT	70,390	4,886
New Plan Excel Realty Trust REIT	180,633	4,886
CBL & Associates Properties, Inc. REIT	105,543	4,423
Taubman Co. REIT	91,107	4,047
Realty Income Corp. REIT	160,944	3,977
Pennsylvania REIT	60,112	2,559
National Retail Properties REIT	95,117	2,055
Inland Real Estate Corp. REIT	110,897	1,943
Tanger Factory Outlet Centers, Inc. REIT	53,493	1,905
Heritage Property Investment Trust REIT	49,567	1,807
Equity One, Inc. REIT	72,096	1,728
Mills Corp. REIT	97,973	1,637
Glimcher Realty Trust REIT	63,369	1,570
Acadia Realty Trust REIT	43,724	1,115
Ramco-Gershenson Properties Trust REIT	29,301	936
Getty Realty Holding Corp. REIT	27,934	818
Saul Centers, Inc. REIT	17,563	790
Urstadt Biddle Properties Class A REIT	36,553	664

		151,417

Specialized REITs (17.8%)
Host Marriott Corp. REIT	849,212	19,472
Public Storage, Inc. REIT	217,398	18,694
Health Care Properties Investors REIT	236,306	7,337
Ventas, Inc. REIT	161,755	6,234
Hospitality Properties Trust REIT	127,719	6,028
Health Care Inc. REIT	107,530	4,302
Nationwide Health Properties, Inc. REIT	129,057	3,451
Healthcare Realty Trust Inc. REIT	82,587	3,172
LaSalle Hotel Properties REIT	69,037	2,992
Sunstone Hotel Investors, Inc. REIT	100,018	2,973
Senior Housing Properties Trust REIT	124,027	2,647
Strategic Hotels and Resorts, Inc. REIT	126,301	2,511
Entertainment Properties Trust REIT	45,601	2,249
DiamondRock Hospitality Co. REIT	124,995	2,076
FelCor Lodging Trust, Inc. REIT	100,046	2,006
U-Store-It Trust REIT	83,743	1,797
Extra Space Storage Inc. REIT	102,664	1,777
Sovran Self Storage, Inc. REIT	30,631	1,702
Omega Healthcare Investors, Inc. REIT	100,350	1,506
Equity Inns, Inc. REIT	94,502	1,504
Highland Hospitality Corp. REIT	103,327	1,481
Trustreet Properties, Inc. REIT	110,961	1,388
Ashford Hospitality Trust REIT	109,043	1,301
Innkeepers USA Trust REIT	74,343	1,211
National Health Investors REIT	40,972	1,161
Medical Properties Trust Inc. REIT	69,140	926
LTC Properties, Inc. REIT	34,398	834
Universal Health Realty Income REIT	19,282	691

		103,423

Total Real Estate Investment Trusts
(Cost $407,191)		571,236

Temporary Cash Investment (2.3%)

1 Vanguard Market Liquidity Fund, 5.306%
(Cost $13,438)	13,438,058	13,438

Total Investments (100.5%)
(Cost $420,629)		584,674

Other Assets and Liabilities—Net (-0.5%)		(2,908)

Net Assets (100%)		581,766

^ Part of security position is on loan to broker-dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At September 30, 2006, the cost of investment securities for tax purposes was $419,002,000; this cost reflects management's estimate of return of capital distributions received from REITs. Net unrealized appreciation of investment securities for tax purposes was $165,672,000, consisting of unrealized gains of $169,355,000 on securities that had risen in value since their purchase and $3,683,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Variable Insurance Fund-Small Company Growth Portfolio Schedule of Investments September 30, 2006
	Shares	Market Value ($000)

Common Stocks (95.1%)

Consumer Discretionary (15.3%)
* O'Reilly Automotive, Inc.	222,400	7,386
Phillips-Van Heusen Corp.	148,800	6,215
* Hibbett Sporting Goods, Inc.	222,200	5,817
* Keystone Automotive Industries, Inc.	135,200	5,140
* Smith & Wesson Holding Corp.	305,700	4,243
* Dollar Tree Stores, Inc.	117,100	3,625
* VistaPrint Ltd.	139,100	3,608
* MarineMax, Inc.	140,100	3,566
* Quiksilver, Inc.	288,000	3,499
* Helen of Troy Ltd.	178,900	3,141
SCP Pool Corp.	78,700	3,030
Monro Muffler Brake, Inc.	83,150	2,828
American Eagle Outfitters, Inc.	55,600	2,437
* Charming Shoppes, Inc.	161,600	2,308
* Genesco, Inc.	65,200	2,247
* DSW Inc. Class A	68,500	2,158
Aaron Rents, Inc. Class B	92,100	2,117
* Cosi, Inc.	382,000	2,048
Family Dollar Stores, Inc.	62,400	1,825
Thor Industries, Inc.	42,300	1,741
* Buffalo Wild Wings Inc.	44,000	1,683
* ITT Educational Services, Inc.	22,800	1,512
* Stamps.com Inc.	77,000	1,468
* Life Time Fitness, Inc.	30,000	1,389
Claire's Stores, Inc.	45,400	1,324
* Ruth's Chris Steak House	66,000	1,242
* AnnTaylor Stores Corp.	29,000	1,214
*^ Build-A-Bear-Workshop, Inc.	53,000	1,207
* Guess ?, Inc.	23,500	1,140
* priceline.com, Inc.	30,500	1,122
* Papa John's International, Inc.	30,400	1,098
* The Dress Barn, Inc.	50,100	1,093
Brinker International, Inc.	26,800	1,074
* Bright Horizons Family Solutions, Inc.	24,600	1,027
* Tween Brands, Inc.	27,100	1,019
* Interface, Inc.	69,700	898
* The Gymboree Corp.	21,100	890
* NVR, Inc.	1,600	856
Men's Wearhouse, Inc.	22,850	850
Circuit City Stores, Inc.	32,900	826
Steven Madden, Ltd.	20,350	799
* Payless ShoeSource, Inc.	30,200	752
bebe stores, Inc.	30,000	743
* CarMax, Inc.	17,300	722
Williams-Sonoma, Inc.	21,900	709
Harte-Hanks, Inc.	26,800	706
* Rent-A-Center, Inc.	24,000	703
Ethan Allen Interiors, Inc.	19,400	672
* Columbia Sportswear Co.	11,900	664
Liz Claiborne, Inc.	16,100	636
* Select Comfort Corp.	26,200	573
* The Children's Place Retail Stores, Inc.	8,800	564
* Charlotte Russe Holding Inc.	20,200	556
* Timberland Co.	19,100	550
Pre-Paid Legal Services, Inc.	13,400	532
* Career Education Corp.	23,500	529
K-Swiss, Inc.	16,900	508
Applebee's International, Inc.	22,900	493
* Sonic Corp.	20,700	468
MDC Holdings, Inc.	9,824	456
* PetMed Express, Inc.	42,000	438
* BJ's Restaurants Inc.	19,500	429
Ryland Group, Inc.	9,600	415
Oakley, Inc.	24,000	409
* The Pantry, Inc.	7,100	400
Ross Stores, Inc.	15,500	394
* Deckers Outdoor Corp.	8,000	379
Abercrombie & Fitch Co.	5,400	375
Group 1 Automotive, Inc.	7,500	374
Choice Hotel International, Inc.	9,100	372
OSI Restaurant Partners, Inc.	11,700	371
* Aeropostale, Inc.	12,300	360
Oxford Industries, Inc.	8,000	343
Ruby Tuesday, Inc.	12,000	338
* Fossil, Inc.	15,500	334
RadioShack Corp.	17,000	328
Advance Auto Parts, Inc.	9,950	328
Tiffany & Co.	9,800	325
Talbots Inc.	11,000	300
* Pacific Sunwear of California, Inc.	19,775	298
* Fuel Systems Solutions, Inc.	21,000	267
M/I Homes, Inc.	7,500	265
KB Home	5,900	258
* CEC Entertainment Inc.	8,000	252
Tupperware Corp.	12,700	247
*^ Conn's, Inc.	11,800	246
* The Goodyear Tire & Rubber Co.	16,900	245
Winnebago Industries, Inc.	7,700	242
*^ Citi Trends Inc.	6,400	221
* Hovnanian Enterprises Inc. Class A	7,500	220
Polaris Industries, Inc.	5,300	218
Matthews International Corp.	5,800	214
Regis Corp.	5,800	208
* Skechers U.S.A., Inc.	8,800	207
* Valassis Communications, Inc.	11,700	207
Christopher & Banks Corp.	7,000	206
Brunswick Corp.	6,200	193
Beazer Homes USA, Inc.	4,900	191
CBRL Group, Inc.	4,700	190
Polo Ralph Lauren Corp.	2,900	188
Sinclair Broadcast Group, Inc.	20,700	163
Darden Restaurants Inc.	3,700	157
Charles & Colvard Ltd.	13,250	151
Standard Pacific Corp.	6,200	146
* Jack in the Box Inc.	2,700	141
* Tempur-Pedic International Inc.	6,500	112
Wolverine World Wide, Inc.	3,900	110
CKE Restaurants Inc.	6,200	104
Cato Corp. Class A	4,700	103
^ Brookfield Homes Corp.	3,500	99
The Yankee Candle Co., Inc.	3,000	88
Kenneth Cole Productions, Inc.	3,600	88
* 1-800 Contacts, Inc.	5,600	84
* Tractor Supply Co.	1,600	77
* Drew Industries, Inc.	2,700	68
Blyth, Inc.	2,700	66
The Stanley Works	900	45
Stanley Furniture Co., Inc.	1,100	23
* Vertrue Inc.	500	20
The Buckle, Inc.	400	15

		117,901

Consumer Staples (1.2%)
* Central Garden and Pet Co.	40,000	1,930
* Energizer Holdings, Inc.	15,200	1,094
*^ American Italian Pasta Co.	132,300	1,029
Brown-Forman Corp. Class B	10,900	835
* Hansen Natural Corp.	18,700	607
The Great Atlantic & Pacific Tea Co., Inc.	17,000	409
* NBTY, Inc.	13,700	401
Longs Drug Stores, Inc.	7,900	363
* BJ's Wholesale Club, Inc.	10,200	298
* Performance Food Group Co.	8,700	244
McCormick & Co., Inc.	6,100	232
* Wild Oats Markets Inc.	13,200	213
Flowers Foods, Inc.	7,600	204
* Smithfield Foods, Inc.	7,500	203
Estee Lauder Cos. Class A	5,000	202
Andersons, Inc.	4,900	167
Corn Products International, Inc.	5,000	163
* Playtex Products, Inc.	10,200	137
Sanderson Farms, Inc.	4,000	129
* Pathmark Stores, Inc.	11,900	118
MGP Ingredients, Inc.	4,500	96
Nature's Sunshine Inc.	7,200	76
Seaboard Corp.	56	67
Alberto-Culver Co. Class B	900	46
Spartan Stores, Inc.	1,100	19

		9,282

Energy (4.3%)
* Helix Energy Solutions Group, Inc.	239,300	7,993
St. Mary Land & Exploration Co.	150,600	5,529
CARBO Ceramics Inc.	66,150	2,383
Patterson-UTI Energy, Inc.	88,200	2,096
* Hornbeck Offshore Services, Inc.	60,500	2,027
World Fuel Services Corp.	48,800	1,974
* FMC Technologies Inc.	29,200	1,568
* Grant Prideco, Inc.	31,200	1,187
* Universal Compression Holdings, Inc.	21,500	1,149
* Maverick Tube Corp.	17,700	1,147
Tesoro Petroleum Corp.	12,400	719
Frontier Oil Corp.	26,900	715
RPC Inc.	33,400	612
Holly Corp.	13,400	581
* Giant Industries, Inc.	7,100	577
* Oil States International, Inc.	19,300	531
* Oceaneering International, Inc.	10,600	326
Tidewater Inc.	6,000	265
* Bronco Drilling Co., Inc.	15,000	264
* TETRA Technologies, Inc.	10,800	261
* Cameron International Corp.	4,600	222
* Vaalco Energy, Inc.	29,600	213
* W-H Energy Services, Inc.	5,100	212
* Veritas DGC Inc.	2,900	191
Helmerich & Payne, Inc.	7,200	166
* NATCO Group Inc.	4,900	141
* GeoGlobal Resources Inc.	14,000	82
Cabot Oil & Gas Corp.	1,100	53
* Matrix Service Co.	2,700	35
Pogo Producing Co.	300	12

		33,231

Financials (6.5%)
Cullen/Frost Bankers, Inc.	114,700	6,632
Cash America International Inc.	126,655	4,950
Highland Hospitality Corp. REIT	302,900	4,341
Jefferies Group, Inc.	147,300	4,198
Ashford Hospitality Trust REIT	287,200	3,426
Equity Inns, Inc. REIT	188,200	2,996
* First Cash Financial Services, Inc.	130,400	2,685
Brown & Brown, Inc.	59,400	1,815
W.R. Berkley Corp.	48,100	1,702
*^ Harris & Harris Group, Inc.	137,800	1,692
The First Marblehead Corp.	17,600	1,219
* Investment Technology Group, Inc.	23,600	1,056
SEI Investments Co.	13,300	747
Raymond James Financial, Inc.	24,650	721
Investors Financial Services Corp.	16,000	689
Federated Investors, Inc.	18,200	615
Jones Lang LaSalle Inc.	6,600	564
TCF Financial Corp.	19,400	510
* IntercontinentalExchange Inc.	6,300	473
* Pinnacle Financial Partners, Inc.	13,000	465
Leucadia National Corp.	17,500	458
Wilmington Trust Corp.	10,100	450
* Piper Jaffray Cos., Inc.	7,400	449
* CB Richard Ellis Group, Inc.	18,200	448
Student Loan Corp.	2,200	423
City National Corp.	5,600	376
Reinsurance Group of America, Inc.	7,000	364
A.G. Edwards & Sons, Inc.	6,700	357
HCC Insurance Holdings, Inc.	10,250	337
Erie Indemnity Co. Class A	6,300	330
Radian Group, Inc.	5,400	324
SL Green Realty Corp. REIT	2,900	324
IndyMac Bancorp, Inc.	7,600	313
* Affiliated Managers Group, Inc.	3,000	300
StanCorp Financial Group, Inc.	6,400	286
BlackRock, Inc.	1,800	268
The PMI Group Inc.	6,000	263
MHI Hospitality Corp.	28,700	260
Hanover Insurance Group Inc.	5,800	259
* Knight Capital Group, Inc. Class A	13,900	253
Hancock Holding Co.	3,600	193
Corus Bankshares Inc.	8,000	179
* Universal American Financial Corp.	11,000	177
* EZCORP, Inc.	4,300	166
International Securities Exchange, Inc.	2,900	136
* AmeriCredit Corp.	5,100	128
Independent Bank Corp. (MA)	3,700	120
Flagstar Bancorp, Inc.	6,900	100
Capital Corp. of the West	3,200	99
Kilroy Realty Corp. REIT	1,200	90
Fremont General Corp.	5,600	78
Consolidated-Tomoka Land Co.	900	58
Berkshire Hills Bancorp, Inc.	1,500	53
* Nelnet, Inc.	1,700	52
Westamerica Bancorporation	900	45
* World Acceptance Corp.	600	26
Independent Bank Corp. (MI)	32	1

		50,039

Health Care (20.2%)
* IDEXX Laboratories Corp.	72,200	6,580
* Henry Schein, Inc.	117,200	5,876
* Angiodynamics Inc.	270,620	5,605
* Medarex, Inc.	411,900	4,424
* Noven Pharmaceuticals, Inc.	177,800	4,289
* Bruker BioSciences Corp.	589,600	4,133
* PDL BioPharma Inc.	190,800	3,663
* Conceptus, Inc.	204,600	3,619
* Nuvelo, Inc.	191,300	3,489
* IntraLase Corp.	176,500	3,479
* Advanced Magnetics, Inc.	101,200	3,451
* Psychiatric Solutions, Inc.	96,600	3,293
* Luminex Corp.	173,000	3,154
* Durect Corp.	739,800	3,033
* Vertex Pharmaceuticals, Inc.	89,500	3,012
* Natus Medical Inc.	212,000	2,894
* Inverness Medical Innovations, Inc.	80,800	2,809
* Illumina, Inc.	82,400	2,723
* MWI Veterinary Supply Inc.	77,950	2,614
*^ Alnylam Pharmaceuticals Inc.	177,400	2,556
* Advanced Medical Optics, Inc.	63,800	2,523
*^ Sirna Therapeutics, Inc.	451,700	2,516
*^ Nektar Therapeutics	170,900	2,463
* Align Technology, Inc.	214,000	2,435
* Cytokinetics, Inc.	365,400	2,350
* QLT Inc.	304,500	2,314
* Axcan Pharma Inc.	169,300	2,313
* BioCryst Pharmaceuticals, Inc.	184,700	2,303
* Healthways, Inc.	51,280	2,287
Bausch & Lomb, Inc.	44,000	2,206
* Human Genome Sciences, Inc.	190,000	2,193
* Arena Pharmaceuticals, Inc.	180,500	2,162
* Cyberonics, Inc.	119,500	2,095
* XOMA Ltd.	1,000,900	1,892
* AMN Healthcare Services, Inc.	74,100	1,760
Pharmaceutical Product Development, Inc.	48,100	1,717
* InterMune Inc.	101,600	1,668
* Affymetrix, Inc.	73,200	1,578
* Health Net Inc.	35,800	1,558
* CuraGen Corp.	433,500	1,491
* LifeCell Corp.	46,100	1,485
* Seattle Genetics, Inc.	300,000	1,458
*^ Tercica, Inc.	271,820	1,449
* Isis Pharmaceuticals, Inc.	196,400	1,410
* Rita Medical Systems, Inc.	443,800	1,398
* DepoMed, Inc.	324,000	1,322
* Cell Genesys, Inc.	282,000	1,289
* Cepheid, Inc.	166,891	1,205
* Orthovita, Inc.	340,200	1,187
* Respironics, Inc.	29,700	1,147
*^ Bioenvision, Inc.	198,700	1,095
* Lincare Holdings, Inc.	30,600	1,060
*^ Neurometrix Inc.	55,100	1,047
* Techne Corp.	20,300	1,032
* Cephalon, Inc.	16,500	1,019
* Inspire Pharmaceuticals, Inc.	200,000	1,018
* Impax Laboratories, Inc.	149,900	990
*^ CV Therapeutics, Inc.	82,800	922
* King Pharmaceuticals, Inc.	52,000	886
* ViaCell, Inc.	210,000	882
* Adolor Corp.	60,800	843
* Connetics Corp.	70,000	763
* Cypress Bioscience, Inc.	100,000	730
* Endo Pharmaceuticals Holdings, Inc.	21,300	693
* Cubist Pharmaceuticals, Inc.	30,000	652
* Pediatrix Medical Group, Inc.	14,100	643
* Onyx Pharmaceuticals, Inc.	35,000	605
* Discovery Laboratories, Inc.	282,700	602
Omnicare, Inc.	12,400	534
*^ Critical Therapeutics, Inc.	218,600	525
* Cerner Corp.	11,300	513
Manor Care, Inc.	9,800	512
* Dynavax Technologies Corp.	110,000	474
Alpharma, Inc. Class A	20,000	468
* Apria Healthcare Group Inc.	22,500	444
* Abaxis, Inc.	15,900	372
* ResMed Inc.	8,900	358
* Hologic, Inc.	7,800	339
* PSS World Medical, Inc.	16,500	330
* Millipore Corp.	5,200	319
Owens & Minor, Inc. Holding Co.	9,600	316
* VCA Antech, Inc.	8,600	310
* Neurogen Corp.	45,000	303
* Odyssey Healthcare, Inc.	21,100	299
CNS, Inc.	10,000	282
* Intuitive Surgical, Inc.	2,400	253
* Greatbatch, Inc.	10,500	238
Universal Health Services Class B	3,800	228
* AMERIGROUP Corp.	7,500	222
* Cytyc Corp.	9,000	220
* Thoratec Corp.	13,900	217
DENTSPLY International Inc.	7,100	214
* Xenoport Inc.	9,700	198
* Kendle International Inc.	5,800	186
Mentor Corp.	3,200	161
Meridian Bioscience Inc.	6,800	160
* Hi-Tech Pharmacal Co., Inc.	11,600	147
* OraSure Technologies, Inc.	17,100	137
* Candela Corp.	12,400	135
Computer Programs and Systems, Inc.	4,100	134
* Emdeon Corp.	11,400	134
Medicis Pharmaceutical Corp.	3,800	123
* PAREXEL International Corp.	3,600	119
*^ Paincare Holdings Inc.	70,000	101
* Covance, Inc.	1,500	100
* BioMarin Pharmaceutical Inc.	6,800	97
* Molina Healthcare Inc.	2,700	95
* ICU Medical, Inc.	1,600	73
* Somanetics Corp.	2,000	40
* RehabCare Group, Inc.	1,800	24
* Santarus Inc.	1,500	11

		155,817

Industrials (17.5%)
* The Dun & Bradstreet Corp.	176,700	13,251
* Swift Transportation Co., Inc.	398,400	9,450
Donaldson Co., Inc.	234,800	8,664
Watsco, Inc.	182,500	8,397
* The Advisory Board Co.	115,900	5,855
MSC Industrial Direct Co., Inc. Class A	119,300	4,860
* Mobile Mini, Inc.	163,700	4,651
Comfort Systems USA, Inc.	371,400	4,256
* United Rentals, Inc.	148,600	3,455
* Terex Corp.	72,900	3,297
Franklin Electric, Inc.	60,000	3,188
Horizon Lines Inc.	189,500	3,165
Heartland Express, Inc.	190,990	2,995
* RBC Bearings Inc.	115,800	2,797
Fastenal Co.	69,100	2,665
*^ Trex Co., Inc.	101,000	2,440
Albany International Corp.	74,600	2,374
* Huron Consulting Group Inc.	45,900	1,799
* Wesco International, Inc.	31,000	1,799
* NCI Building Systems, Inc.	30,500	1,774
* Monster Worldwide Inc.	39,900	1,444
* AMR Corp.	61,500	1,423
Manpower Inc.	22,600	1,385
Chicago Bridge & Iron Co. N.V	53,100	1,278
*^ BTU International, Inc.	103,000	1,239
* US Airways Group Inc.	26,200	1,161
Robert Half International, Inc.	34,000	1,155
* Labor Ready, Inc.	70,000	1,115
The Manitowoc Co., Inc.	24,800	1,111
* Continental Airlines, Inc. Class B	37,800	1,070
* EGL, Inc.	29,300	1,068
The Corporate Executive Board Co.	11,100	998
Oshkosh Truck Corp.	19,100	964
* Thomas & Betts Corp.	18,700	892
* Exponent, Inc.	53,000	884
* Stericycle, Inc.	12,600	879
Lincoln Electric Holdings, Inc.	15,600	849
Cummins Inc.	6,900	823
Joy Global Inc.	21,675	815
Landstar System, Inc.	18,100	773
*^ Encore Wire Corp.	20,900	738
* Beacon Roofing Supply, Inc.	35,250	714
Ryder System, Inc.	13,600	703
* Jacobs Engineering Group Inc.	9,400	702
* USG Corp.	14,900	701
* General Cable Corp.	18,300	699
Harsco Corp.	8,900	691
* Flowserve Corp.	12,700	642
Acuity Brands, Inc.	11,700	531
* Kirby Corp.	16,500	517
JLG Industries, Inc.	26,000	515
United Industrial Corp.	9,300	498
Crane Co.	11,600	485
Administaff, Inc.	13,500	455
J.B. Hunt Transport Services, Inc.	21,400	444
Forward Air Corp.	13,100	433
The Timken Co.	14,300	426
* Copart, Inc.	15,100	426
^ Simpson Manufacturing Co.	15,200	411
* The Middleby Corp.	5,300	408
Granite Construction Co.	7,600	405
* Alliant Techsystems, Inc.	5,000	405
McGrath RentCorp	15,000	384
* Allied Waste Industries, Inc.	33,400	376
* Lamson & Sessions Co.	15,600	372
Bucyrus International, Inc.	8,700	369
* Cenveo Inc.	19,400	365
* EMCOR Group, Inc.	6,600	362
Lennox International Inc.	14,600	334
Nordson Corp.	8,300	331
HNI Corp.	7,700	320
Arkansas Best Corp.	7,400	318
* Ceradyne, Inc.	7,400	304
Kaydon Corp.	8,100	300
* Old Dominion Freight Line, Inc.	9,900	297
* American Commercial Lines Inc.	4,900	291
Trinity Industries, Inc.	8,750	281
The Brink's Co.	5,300	281
* Gardner Denver Inc.	8,500	281
* Resources Connection, Inc.	10,300	276
Skywest, Inc.	11,200	275
Herman Miller, Inc.	7,900	270
* ExpressJet Holdings, Inc.	40,200	266
* Columbus McKinnon Corp.	14,700	265
* Celadon Group Inc.	14,400	240
* Orbital Sciences Corp.	11,500	216
Graco, Inc.	5,200	203
* United Stationers, Inc.	4,300	200
* Navistar International Corp.	7,700	199
Mueller Industries Inc.	5,100	179
Insteel Industries, Inc.	8,900	177
Pacer International, Inc.	6,300	175
Wabtec Corp.	6,100	165
* Spherion Corp.	17,100	122
* On Assignment, Inc.	12,400	122
* Ladish Co., Inc.	4,000	116
* Teledyne Technologies, Inc.	2,700	107
* Perini Corp.	5,000	104
Carlisle Co., Inc.	1,200	101
* Teletech Holdings Inc.	6,300	98
* AAR Corp.	4,100	98
* CBIZ Inc.	13,000	95
A.O. Smith Corp.	2,100	83
Equifax, Inc.	2,200	81
Baldor Electric Co.	2,400	74
* Genlyte Group, Inc.	1,000	71
* Volt Information Sciences Inc.	1,700	60
* Geo Group Inc.	1,300	55
* Innovative Solutions and Support, Inc.	3,550	52
Valmont Industries, Inc.	900	47
* Saia, Inc.	1,300	42
* American Reprographics Co.	1,200	39
* Hub Group, Inc.	1,600	36
Universal Forest Products, Inc.	500	25
Watson Wyatt & Co. Holdings	500	20
American Woodmark Corp.	300	10

		134,737

Information Technology (26.2%)
* Foundry Networks, Inc.	837,818	11,017
* Akamai Technologies, Inc.	157,600	7,879
* Varian Semiconductor Equipment Associates, Inc.	164,600	6,041
* Informatica Corp.	407,300	5,535
* Ness Technologies Inc.	392,900	5,245
* Entegris Inc.	480,100	5,238
* Brocade Communications Systems, Inc.	737,300	5,205
* Red Hat, Inc.	244,900	5,162
* MPS Group, Inc.	334,150	5,049
* WebEx Communications, Inc.	125,200	4,885
* Atheros Communications, Inc.	237,100	4,299
* Microsemi Corp.	220,000	4,147
* VASCO Data Security International, Inc.	380,300	3,940
* Euronet Worldwide, Inc.	160,000	3,928
* Ciena Corp.	138,214	3,766
* International DisplayWorks, Inc.	588,700	3,750
* Cadence Design Systems, Inc.	220,800	3,745
* MapInfo Corp.	290,000	3,721
* Progress Software Corp.	142,600	3,708
* Littelfuse, Inc.	106,000	3,678
* Nextest Systems Corp.	274,500	3,612
* Trimble Navigation Ltd.	73,200	3,446
* EFJ, Inc.	430,600	3,195
* Zoran Corp.	198,300	3,189
* Cymer, Inc.	72,600	3,188
*^ Marchex, Inc.	204,100	3,131
* Stratex Networks, Inc.	700,500	3,110
^ Heartland Payment Systems, Inc.	118,700	3,086
* Hutchinson Technology, Inc.	145,900	3,068
* FEI Co.	143,500	3,029
* Citrix Systems, Inc.	81,300	2,944
* Netlogic Microsystems Inc.	114,700	2,910
* ViaSat, Inc.	110,200	2,764
* MEMC Electronic Materials, Inc.	71,400	2,615
* CNET Networks, Inc.	271,300	2,599
* Ariba, Inc.	336,199	2,518
* Sonic Solutions, Inc.	160,000	2,438
* Concur Technologies, Inc.	167,000	2,430
* Sycamore Networks, Inc.	610,000	2,306
* The Knot, Inc.	84,300	1,866
* Hypercom Corp.	244,000	1,654
* Witness Systems, Inc.	93,500	1,639
FactSet Research Systems Inc.	31,850	1,547
* Mastec Inc.	120,000	1,328
* BMC Software, Inc.	46,000	1,252
* CommScope, Inc.	35,500	1,167
* Ulticom, Inc.	109,700	1,142
Molex, Inc.	27,700	1,079
* BEA Systems, Inc.	69,000	1,049
* Jupitermedia Corp.	111,100	962
* Western Digital Corp.	52,900	957
* Silicon Laboratories Inc.	30,100	934
* LAM Research Corp.	20,200	916
* VeriFone Holdings, Inc.	31,300	894
* Brightpoint, Inc.	61,840	879
* Ingram Micro, Inc. Class A	45,300	868
Tektronix, Inc.	29,900	865
CDW Corp.	13,800	851
Global Payments Inc.	18,900	832
Harris Corp.	18,300	814
* Tellabs, Inc.	72,900	799
MoneyGram International, Inc.	26,200	761
* Iron Mountain, Inc.	17,500	751
ADTRAN Inc.	31,200	744
* OmniVision Technologies, Inc.	51,000	728
* RF Micro Devices, Inc.	95,000	720
* Plexus Corp.	37,000	710
* Avnet, Inc.	32,200	632
* RADVision Ltd.	37,200	614
* Alliance Data Systems Corp.	11,100	613
* Ceridian Corp.	27,000	604
* PlanetOut, Inc.	130,000	598
* Atmel Corp.	94,900	573
* DST Systems, Inc.	9,200	567
* CheckFree Corp.	13,400	554
Intersil Corp.	22,300	547
* Intergraph Corp.	12,400	532
* CSG Systems International, Inc.	18,000	476
AVX Corp.	26,600	471
Fair Isaac, Inc.	12,700	464
* DSP Group Inc.	20,000	457
* Micrel, Inc.	45,700	438
* Digital Insight Corp.	14,200	416
* MicroStrategy Inc.	3,900	397
* Transaction Systems Architects, Inc.	11,200	384
* Amkor Technology, Inc.	72,300	373
*^ Multi-Fineline Electronix, Inc.	13,800	350
* Sykes Enterprises, Inc.	17,200	350
* Polycom, Inc.	13,900	341
Daktronics, Inc.	16,200	335
* Electronics for Imaging, Inc.	13,600	311
* Supertex, Inc.	7,400	288
Quality Systems, Inc.	7,000	272
* Novell, Inc.	44,300	271
* Diodes Inc.	6,200	268
* Macrovision Corp.	11,200	265
*^ Bookham, Inc.	76,200	245
* QLogic Corp.	12,500	236
* RealNetworks, Inc.	21,900	232
* Rogers Corp.	3,700	228
Technitrol, Inc.	7,600	227
* Bankrate, Inc.	8,100	215
* Komag, Inc.	6,700	214
* TIBCO Software Inc.	21,100	189
* Neoware Systems, Inc.	13,900	189
* Tech Data Corp.	5,100	186
* TTM Technologies, Inc.	15,400	180
* Sybase, Inc.	7,400	179
* ScanSource, Inc.	5,900	179
Syntel, Inc.	7,800	177
National Instruments Corp.	6,200	170
* Anaren, Inc.	8,000	169
* Aeroflex, Inc.	16,200	167
* ANSYS, Inc.	3,700	164
* ManTech International Corp.	4,600	152
* Rofin-Sinar Technologies Inc.	2,400	146
Anixter International Inc.	2,400	136
* SPSS, Inc.	5,300	132
* Advent Software, Inc.	3,500	127
* Veeco Instruments, Inc.	5,400	109
* Tyler Technologies, Inc.	8,200	106
* Mentor Graphics Corp.	5,600	79
Cohu, Inc.	3,800	68
* Compuware Corp.	7,800	61
* Benchmark Electronics, Inc.	1,800	48
* SonicWALL, Inc.	3,500	38
* Digital River, Inc.	700	36
* Kopin Corp.	6,200	21
* Rimage Corp.	900	20
* Insight Enterprises, Inc.	900	19
* Blue Coat Systems, Inc.	300	6

		201,835

Materials (2.9%)
AptarGroup Inc.	113,100	5,755
Allegheny Technologies Inc.	33,000	2,052
Reliance Steel & Aluminum Co.	54,800	1,761
Steel Dynamics, Inc.	33,700	1,700
United States Steel Corp.	21,900	1,263
Martin Marietta Materials, Inc.	13,800	1,168
Carpenter Technology Corp.	10,800	1,161
* Titanium Metals Corp.	36,700	928
Commercial Metals Co.	44,900	913
* Pactiv Corp.	26,700	759
* AK Steel Corp.	61,700	749
Eagle Materials, Inc.	22,000	741
Florida Rock Industries, Inc.	15,725	609
Airgas, Inc.	15,900	575
NewMarket Corp.	6,400	372
* Oregon Steel Mills, Inc.	5,700	279
AMCOL International Corp.	9,500	237
* Stillwater Mining Co.	26,100	219
* W.R. Grace & Co.	14,600	194
Olympic Steel, Inc.	6,000	149
A.M. Castle & Co.	5,200	140
* PolyOne Corp.	15,600	130
* Hercules, Inc.	7,300	115
Sonoco Products Co.	3,300	111
Albemarle Corp.	2,000	109
Packaging Corp. of America	3,300	77

		22,266

Telecommunication Services (0.1%)
* Level 3 Communications, Inc.	71,000	380
* Time Warner Telecom Inc.	3,300	63
* Crown Castle International Corp.	1,500	53

		496

Utilities (0.1%)
CenterPoint Energy Inc.	23,900	342

Exchange-Traded Funds (0.8%)
1 Vanguard Small-Cap Growth ETF	104,300	6,291

Total Common Stocks
(Cost $694,036)		732,237

Temporary Cash Investments (7.5%)

Money Market Fund (7.3%)

2 Vanguard Market Liquidity Fund, 5.306%	55,907,192	55,907

	Face
	Amount
	($000)

U.S. Government & Agency Obligations (0.2%)

3 Federal Home Loan Mortgage Corp.
4 5.150%, 12/26/06	2,000	1,976

Total Temporary Cash Investments
(Cost $57,883)		57,883

Total Investments (102.6%)
(Cost $751,919)		790,120

Other Assets and Liabilities—Net (-2.6%)		(20,046)

Net Assets (100%)		770,074

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4 Securities with a value of $1,976,000 and cash of $250,000, have been segregated as initial margin for open futures contracts.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2006, the cost of investment securities for tax purposes was $751,919,000. Net unrealized appreciation of investment securities for tax purposes was $38,201,000, consisting of unrealized gains of $92,633,000 on securities that had risen in value since their purchase and $54,432,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 97.6% and 5.0%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2006, the aggregate settlement value of open futures contracts expiring in December 2006, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Russell 2000 Index	38	13,910	96
E-mini S&P MidCap 400 Index	49	3,727	(32)
S&P MidCap 400 Index	5	1,901	34

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Variable Insurance Fund-International Portfolio Schedule of Investments September 30, 2006
	Shares	Market Value ($000)

Common Stocks (95.8%)

Australia (3.1%)
BHP Billiton Ltd.	449,000	8,522
Woolworths Ltd.	521,800	7,885
Woodside Petroleum Ltd.	229,900	6,730
Macquarie Infrastucture Group	2,235,000	5,334
Macquarie Bank Ltd.	98,000	5,059
Foster's Group Ltd.	796,000	3,821
James Hardie Industries NV	565,000	3,139
* Sydney Roads Group	436,373	361

		40,851

Belgium (0.5%)
KBC Bank & Verzekerings Holding	61,500	6,467

Brazil (4.4%)
Petroleo Brasileiro Series A ADR	226,500	16,951
Banco Itau Holding Financeira SA ADR	407,000	12,210
Petroleo Brasileiro ADR	134,001	11,233
Companhia Vale do Rio Doce ADR	480,400	8,892
Unibanco-Uniao de Bancos Brasileiros SA	1,172,000	8,702

		57,988

Canada (1.4%)
Suncor Energy, Inc.	114,000	8,194
Niko Resources Ltd.	88,000	5,245
Nova Chemicals Corp.	150,000	4,605

		18,044

China (0.9%)
China Resources Enterprise Ltd.	3,530,000	7,637
CNOOC Ltd.	5,723,500	4,764

		12,401

Denmark (0.8%)
Novo Nordisk A/S B Shares	133,000	9,885

Finland (0.3%)
TietoEnator Oyj B Shares	148,904	4,371

France (9.0%)
Essilor International SA	184,550	18,869
L'Oreal SA	151,700	15,373
Suez SA	309,000	13,563
Societe Generale Class A	80,000	12,697
Total SA	152,000	9,959
Groupe Danone	64,000	8,966
Schneider Electric SA	69,800	7,765
AXA	202,222	7,444
Imerys SA	85,647	7,155
Pernod Ricard SA	31,647	6,576
Renault SA	55,000	6,293
Sanofi-Aventis	22,000	1,954
Veolia Environnement	31,500	1,896

		118,510

Germany (5.8%)
SAP AG	147,000	29,076
Deutsche Bank AG	134,000	16,098
Porsche AG	8,730	9,024
Celesio AG	128,000	6,661
Bayerische Motoren Werke AG	114,420	6,114
Adidas AG	112,280	5,271
Siemens AG	52,000	4,520

		76,764

Greece (0.7%)
National Bank of Greece SA	205,800	8,870

Hong Kong (1.4%)
Esprit Holdings Ltd.	754,000	6,870
Jardine Matheson Holdings Ltd.	334,600	6,123
Hong Kong Exchanges & Clearing Ltd.	624,000	4,545
* Hutchison Telecommunications International Ltd.	172,000	304

		17,842

India (1.3%)
Infosys Technologies Ltd. ADR	202,000	9,641
*1 Satyam Computer Services Ltd. Warrants Exp. 10/13/10	250,000	4,514
*1 State Bank of India Warrants Exp. 1/28/09	139,000	3,153

		17,308

Indonesia (0.4%)
PT Bank Rakyat Indonesia Tbk	3,678,000	1,949
PT Indonesian Satellite Corp. Tbk	3,265,000	1,816
PT Telekomunikasi Indonesia Tbk	1,842,000	1,676

		5,441

Ireland (2.1%)
Allied Irish Banks PLC (U.K. Shares)	515,500	13,711
Anglo Irish Bank Corp. PLC	624,000	10,226
Allied Irish Banks PLC	159,200	4,250

		28,187

Israel (0.6%)
Teva Pharmaceutical Industries Ltd. Sponsored ADR	213,000	7,261

Italy (0.8%)
San Paolo-IMI SpA	507,000	10,707

Japan (18.6%)
Canon, Inc.	340,200	17,787
Mitsubishi UFJ Financial Group	1,345	17,316
Orix Corp.	52,000	14,374
Daikin Industries Ltd.	482,800	14,307
Mitsui & Co., Ltd.	965,000	12,305
T & D Holdings, Inc.	166,000	12,032
Nissan Motor Co., Ltd.	936,000	10,486
Sumitomo Mitsui Financial Group, Inc.	847	8,899
Japan Tobacco, Inc.	2,255	8,782
Hoya Corp.	228,500	8,622
Sumitomo Realty & Development Co.	281,000	8,270
Toyota Motor Corp.	151,000	8,221
East Japan Railway Co.	1,157	8,097
Mitsui Sumitomo Insurance Co.	631,000	7,906
Asahi Glass Co., Ltd.	594,000	7,332
Yamada Denki Co., Ltd.	70,000	7,033
KDDI Corp.	1,071	6,689
* Jupiter Telecommunications Co., Ltd.	8,550	6,458
Ricoh Co.	321,000	6,391
SMC Corp.	46,200	6,123
Mitsubishi Corp.	315,000	5,936
Takashimaya Co.	454,000	5,779
Tokyu Corp.	831,000	5,724
Sumitomo Heavy Industries Ltd.	672,000	5,627
Ebara Corp.	1,480,000	5,372
JTEKT Corp.	229,000	4,448
Rakuten, Inc.	10,951	4,304
Kao Corp.	161,000	4,294
Promise Co., Ltd.	82,000	3,261
Nitto Denko Corp.	31,300	1,855
THK Co., Inc.	41,100	973

		245,003

Mexico (0.4%)
America Movil SA de CV Series L ADR	138,900	5,468

Netherlands (1.6%)
Heineken Holding NV	190,627	7,488
SBM Offshore NV	244,000	6,630
Reed Elsevier NV	278,000	4,630
Akzo Nobel NV	36,933	2,271

		21,019

Russia (1.1%)
* OAO Gazprom-Sponsored ADR	343,749	14,884

Singapore (1.1%)
Singapore Telecommunications Ltd.	5,630,650	8,642
Capitaland Ltd.	1,920,000	6,096

		14,738

South Africa (0.4%)
Sasol Ltd.	167,230	5,511

South Korea (3.5%)
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	525,340	16,972
1 Samsung Electronics Co., Ltd. GDR	38,300	13,443
Samsung Electronics Co., Ltd.	8,000	5,607
Hyundai Motor Co. Ltd.	56,000	4,788
*^ LG. Philips LCD Co., Ltd. ADR	276,000	4,579

		45,389

Spain (1.8%)
Industria de Diseno Textil SA	276,500	12,883
Banco Popular Espanol SA	386,375	6,329
Iberdrola SA	92,375	4,121

		23,333

Sweden (4.1%)
Atlas Copco AB A Shares	682,350	17,903
Skandinaviska Enskilda Banken AB A Shares	392,000	10,540
Sandvik AB	852,560	9,765
Telefonaktiebolaget LM Ericsson AB Class B	2,742,000	9,473
Svenska Handelsbanken AB A Shares	253,085	6,839

		54,520

Switzerland (5.5%)
UBS AG	296,000	17,644
Roche Holdings AG	91,000	15,678
Novartis AG (Registered)	242,000	14,079
Nestle SA (Registered)	34,000	11,814
Geberit AG	6,284	7,638
Cie. Financiere Richemont AG	119,657	5,746

		72,599

Taiwan (1.1%)
Hon Hai Precision Industry Co., Ltd.	1,484,400	9,034
Taiwan Semiconductor Manufacturing Co., Ltd.	3,313,479	5,980

		15,014

United Kingdom (23.1%)
Royal Bank of Scotland Group PLC	1,003,100	34,433
Tesco PLC	3,466,000	23,300
Rio Tinto PLC	488,000	23,039
BG Group PLC	1,793,000	21,736
Smith & Nephew PLC	1,776,000	16,242
Standard Chartered PLC	615,400	15,713
Vodafone Group PLC	5,807,375	13,234
Brambles Industries PLC	1,363,000	12,212
Barclays PLC	885,000	11,134
Alliance Boots PLC	748,584	10,825
Signet Group PLC	4,945,000	10,264
AstraZeneca Group PLC	159,444	9,935
Royal Dutch Shell PLC Class A (Amsterdam Shares)	294,000	9,699
WPP Group PLC	723,073	8,935
Wolseley PLC	371,000	7,768
Capita Group PLC	755,421	7,722
Smiths Group PLC	428,000	7,160
Burberry Group PLC	740,000	7,129
Meggitt PLC	1,126,000	6,571
Carnival PLC	133,115	6,348
Rolls-Royce Group PLC	750,000	6,341
SABMiller PLC	340,000	6,333
Imperial Tobacco Group PLC	187,000	6,211
Reckitt Benckiser PLC	138,000	5,703
GUS PLC	287,999	5,193
* Cairn Energy PLC	112,763	3,929
Diageo PLC	207,000	3,647
Prudential PLC	222,000	2,744

		303,500

Total Common Stocks
(Cost $1,023,251)		1,261,875

Temporary Cash Investments (6.3%)

Money Market Fund (6.2%)

2 Vanguard Market Liquidity Fund, 5.306%	81,038,695	81,039

	Face
	Amount
	($000)

U.S. Agency Obligation (0.1%)

3 Federal Home Loan Mortgage Corp.
4 5.150%, 12/26/06	1,500	1,482

Total Temporary Cash Investments
(Cost $82,520)		82,521

Total Investments (102.1%)
(Cost $1,105,771)		1,344,396

Other Assets and Liabilities - Net (-2.1%)		(26,981)

Net Assets (100%)		1,317,415

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate value of these securities was $21,110,000, representing 1.6% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4 Securities with a value of $1,482,000 have been segregated as initial margin for open futures contracts.
ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2006, the cost of investment securities for tax purposes was $1,105,771,000. Net unrealized appreciation of investment securities for tax purposes was $238,625,000, consisting of unrealized gains of $251,283,000 on securities that had risen in value since their purchase and $12,658,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the portfolio's fair value procedures, exchange rates may be adjusted if they change significantly before the portfolio's pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Futures Contracts: The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 97.5% and 4.6%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2006, the aggregate settlement value of open futures contracts expiring in December 2006, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

MSCI Pan-Euro Index	563	16,397	268
Topix Index	45	6,156	(84)

Forward Currency Contracts: The portfolio enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices. At September 30, 2006, the portfolio had open forward currency contracts to receive and deliver currencies as follows:

	Contract Amount (000)				Unrealized Appreciation
Contract Settlement Date	Receive		Deliver		(Depreciation) ($000)

12/20/2006	EUR	12,656	USD	16,100	(32)
12/13/2006	JPY	736,720	USD	6,301	(103)

EUR-Euro.
USD-U.S. dollars.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 17, 2006

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 17, 2006

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.